UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT TRUST I

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2024

Item 1:	Report(s) to Shareholders.

Class A

CFBAX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 6.80%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$9,775	$10,000	$10,000
5/31/2020	$9,795	$10,021	$10,032
6/30/2020	$9,911	$10,160	$10,095
7/31/2020	$10,115	$10,313	$10,246
8/31/2020	$10,131	$10,263	$10,163
9/30/2020	$10,137	$10,340	$10,157
10/31/2020	$10,153	$10,403	$10,112
11/30/2020	$10,288	$10,481	$10,211
12/31/2020	$10,344	$10,514	$10,225
1/31/2021	$10,340	$10,466	$10,152
2/28/2021	$10,228	$10,270	$10,005
3/31/2021	$10,173	$10,254	$9,880
4/30/2021	$10,216	$10,235	$9,959
5/31/2021	$10,220	$10,238	$9,991
6/30/2021	$10,284	$10,300	$10,061
7/31/2021	$10,378	$10,478	$10,174
8/31/2021	$10,360	$10,441	$10,154
9/30/2021	$10,294	$10,313	$10,066
10/31/2021	$10,267	$10,264	$10,064
11/30/2021	$10,291	$10,371	$10,093
12/31/2021	$10,256	$10,284	$10,068
1/31/2022	$10,086	$10,100	$9,851
2/28/2022	$9,925	$9,854	$9,741
3/31/2022	$9,765	$9,609	$9,470
4/30/2022	$9,490	$9,263	$9,111
5/31/2022	$9,422	$9,137	$9,170
6/30/2022	$9,189	$8,881	$9,026
7/31/2022	$9,472	$9,279	$9,246
8/31/2022	$9,230	$8,864	$8,985
9/30/2022	$8,914	$8,482	$8,597
10/31/2022	$8,901	$8,474	$8,485
11/30/2022	$9,138	$8,783	$8,798
12/31/2022	$9,021	$8,568	$8,758
1/31/2023	$9,230	$8,801	$9,027
2/28/2023	$9,105	$8,625	$8,794
3/31/2023	$9,238	$8,799	$9,017
4/30/2023	$9,282	$8,852	$9,072
5/31/2023	$9,270	$8,844	$8,973
6/30/2023	$9,294	$8,839	$8,941
7/31/2023	$9,340	$8,881	$8,935
8/31/2023	$9,342	$8,893	$8,878
9/30/2023	$9,208	$8,738	$8,652
10/31/2023	$9,188	$8,731	$8,516
11/30/2023	$9,452	$9,034	$8,901
12/31/2023	$9,780	$9,382	$9,242
1/31/2024	$9,749	$9,353	$9,217
2/29/2024	$9,682	$9,271	$9,086
3/31/2024	$9,791	$9,391	$9,170
4/30/2024	$9,666	$9,257	$8,939
5/31/2024	$9,706	$9,306	$9,090
6/30/2024	$9,781	$9,371	$9,176
7/31/2024	$9,975	$9,575	$9,391

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/28/20
Class A at NAV	6.80%	0.49%
Class A with sales charge	4.40%	(0.06%)
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

CFBAX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9060-A

09/24

Class C

CFBCX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$130	1.26%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 6.15%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,010	$10,021	$10,032
6/30/2020	$10,131	$10,160	$10,095
7/31/2020	$10,332	$10,313	$10,246
8/31/2020	$10,331	$10,263	$10,163
9/30/2020	$10,341	$10,340	$10,157
10/31/2020	$10,350	$10,403	$10,112
11/30/2020	$10,480	$10,481	$10,211
12/31/2020	$10,531	$10,514	$10,225
1/31/2021	$10,520	$10,466	$10,152
2/28/2021	$10,399	$10,270	$10,005
3/31/2021	$10,337	$10,254	$9,880
4/30/2021	$10,374	$10,235	$9,959
5/31/2021	$10,371	$10,238	$9,991
6/30/2021	$10,429	$10,300	$10,061
7/31/2021	$10,517	$10,478	$10,174
8/31/2021	$10,492	$10,441	$10,154
9/30/2021	$10,418	$10,313	$10,066
10/31/2021	$10,385	$10,264	$10,064
11/30/2021	$10,404	$10,371	$10,093
12/31/2021	$10,365	$10,284	$10,068
1/31/2022	$10,188	$10,100	$9,851
2/28/2022	$10,021	$9,854	$9,741
3/31/2022	$9,853	$9,609	$9,470
4/30/2022	$9,572	$9,263	$9,111
5/31/2022	$9,498	$9,137	$9,170
6/30/2022	$9,259	$8,881	$9,026
7/31/2022	$9,539	$9,279	$9,246
8/31/2022	$9,290	$8,864	$8,985
9/30/2022	$8,967	$8,482	$8,597
10/31/2022	$8,949	$8,474	$8,485
11/30/2022	$9,183	$8,783	$8,798
12/31/2022	$9,065	$8,568	$8,758
1/31/2023	$9,271	$8,801	$9,027
2/28/2023	$9,141	$8,625	$8,794
3/31/2023	$9,269	$8,799	$9,017
4/30/2023	$9,309	$8,852	$9,072
5/31/2023	$9,304	$8,844	$8,973
6/30/2023	$9,311	$8,839	$8,941
7/31/2023	$9,353	$8,881	$8,935
8/31/2023	$9,350	$8,893	$8,878
9/30/2023	$9,211	$8,738	$8,652
10/31/2023	$9,186	$8,731	$8,516
11/30/2023	$9,457	$9,034	$8,901
12/31/2023	$9,769	$9,382	$9,242
1/31/2024	$9,732	$9,353	$9,217
2/29/2024	$9,661	$9,271	$9,086
3/31/2024	$9,765	$9,391	$9,170
4/30/2024	$9,635	$9,257	$8,939
5/31/2024	$9,670	$9,306	$9,090
6/30/2024	$9,740	$9,371	$9,176
7/31/2024	$9,928	$9,575	$9,391

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/28/20
Class C at NAV	6.15%	(0.17%)
Class C with sales charge	5.15%	(0.17%)
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

CFBCX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9061-C

09/24

Class F

CFLFX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$47	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 7.01%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,020	$10,021	$10,032
6/30/2020	$10,142	$10,160	$10,095
7/31/2020	$10,352	$10,313	$10,246
8/31/2020	$10,370	$10,263	$10,163
9/30/2020	$10,378	$10,340	$10,157
10/31/2020	$10,396	$10,403	$10,112
11/30/2020	$10,536	$10,481	$10,211
12/31/2020	$10,595	$10,514	$10,225
1/31/2021	$10,593	$10,466	$10,152
2/28/2021	$10,479	$10,270	$10,005
3/31/2021	$10,425	$10,254	$9,880
4/30/2021	$10,471	$10,235	$9,959
5/31/2021	$10,477	$10,238	$9,991
6/30/2021	$10,544	$10,300	$10,061
7/31/2021	$10,642	$10,478	$10,174
8/31/2021	$10,626	$10,441	$10,154
9/30/2021	$10,560	$10,313	$10,066
10/31/2021	$10,534	$10,264	$10,064
11/30/2021	$10,560	$10,371	$10,093
12/31/2021	$10,528	$10,284	$10,068
1/31/2022	$10,355	$10,100	$9,851
2/28/2022	$10,191	$9,854	$9,741
3/31/2022	$10,028	$9,609	$9,470
4/30/2022	$9,748	$9,263	$9,111
5/31/2022	$9,680	$9,137	$9,170
6/30/2022	$9,442	$8,881	$9,026
7/31/2022	$9,735	$9,279	$9,246
8/31/2022	$9,487	$8,864	$8,985
9/30/2022	$9,164	$8,482	$8,597
10/31/2022	$9,152	$8,474	$8,485
11/30/2022	$9,408	$8,783	$8,798
12/31/2022	$9,282	$8,568	$8,758
1/31/2023	$9,499	$8,801	$9,027
2/28/2023	$9,372	$8,625	$8,794
3/31/2023	$9,511	$8,799	$9,017
4/30/2023	$9,557	$8,852	$9,072
5/31/2023	$9,547	$8,844	$8,973
6/30/2023	$9,573	$8,839	$8,941
7/31/2023	$9,622	$8,881	$8,935
8/31/2023	$9,626	$8,893	$8,878
9/30/2023	$9,489	$8,738	$8,652
10/31/2023	$9,470	$8,731	$8,516
11/30/2023	$9,743	$9,034	$8,901
12/31/2023	$10,084	$9,382	$9,242
1/31/2024	$10,053	$9,353	$9,217
2/29/2024	$9,986	$9,271	$9,086
3/31/2024	$10,100	$9,391	$9,170
4/30/2024	$9,973	$9,257	$8,939
5/31/2024	$10,015	$9,306	$9,090
6/30/2024	$10,094	$9,371	$9,176
7/31/2024	$10,297	$9,575	$9,391

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/28/20
Class F at NAV	7.01%	0.70%
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

CFLFX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9062-F

09/24

Class F3

CFLNX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$45	0.43%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 7.02%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,020	$10,021	$10,032
6/30/2020	$10,142	$10,160	$10,095
7/31/2020	$10,353	$10,313	$10,246
8/31/2020	$10,362	$10,263	$10,163
9/30/2020	$10,380	$10,340	$10,157
10/31/2020	$10,400	$10,403	$10,112
11/30/2020	$10,540	$10,481	$10,211
12/31/2020	$10,600	$10,514	$10,225
1/31/2021	$10,598	$10,466	$10,152
2/28/2021	$10,485	$10,270	$10,005
3/31/2021	$10,432	$10,254	$9,880
4/30/2021	$10,478	$10,235	$9,959
5/31/2021	$10,485	$10,238	$9,991
6/30/2021	$10,552	$10,300	$10,061
7/31/2021	$10,651	$10,478	$10,174
8/31/2021	$10,635	$10,441	$10,154
9/30/2021	$10,570	$10,313	$10,066
10/31/2021	$10,545	$10,264	$10,064
11/30/2021	$10,571	$10,371	$10,093
12/31/2021	$10,540	$10,284	$10,068
1/31/2022	$10,367	$10,100	$9,851
2/28/2022	$10,204	$9,854	$9,741
3/31/2022	$10,041	$9,609	$9,470
4/30/2022	$9,761	$9,263	$9,111
5/31/2022	$9,693	$9,137	$9,170
6/30/2022	$9,455	$8,881	$9,026
7/31/2022	$9,749	$9,279	$9,246
8/31/2022	$9,501	$8,864	$8,985
9/30/2022	$9,178	$8,482	$8,597
10/31/2022	$9,166	$8,474	$8,485
11/30/2022	$9,412	$8,783	$8,798
12/31/2022	$9,297	$8,568	$8,758
1/31/2023	$9,515	$8,801	$9,027
2/28/2023	$9,388	$8,625	$8,794
3/31/2023	$9,526	$8,799	$9,017
4/30/2023	$9,573	$8,852	$9,072
5/31/2023	$9,563	$8,844	$8,973
6/30/2023	$9,589	$8,839	$8,941
7/31/2023	$9,639	$8,881	$8,935
8/31/2023	$9,642	$8,893	$8,878
9/30/2023	$9,505	$8,738	$8,652
10/31/2023	$9,486	$8,731	$8,516
11/30/2023	$9,760	$9,034	$8,901
12/31/2023	$10,101	$9,382	$9,242
1/31/2024	$10,071	$9,353	$9,217
2/29/2024	$10,004	$9,271	$9,086
3/31/2024	$10,118	$9,391	$9,170
4/30/2024	$9,991	$9,257	$8,939
5/31/2024	$10,033	$9,306	$9,090
6/30/2024	$10,113	$9,371	$9,176
7/31/2024	$10,316	$9,575	$9,391

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/28/20
Class F3 at NAV	7.02%	0.75%
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

CFLNX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9064-F3

09/24

Class I

CFLIX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 7.01%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,020	$10,021	$10,032
6/30/2020	$10,142	$10,160	$10,095
7/31/2020	$10,352	$10,313	$10,246
8/31/2020	$10,360	$10,263	$10,163
9/30/2020	$10,378	$10,340	$10,157
10/31/2020	$10,396	$10,403	$10,112
11/30/2020	$10,536	$10,481	$10,211
12/31/2020	$10,595	$10,514	$10,225
1/31/2021	$10,593	$10,466	$10,152
2/28/2021	$10,480	$10,270	$10,005
3/31/2021	$10,425	$10,254	$9,880
4/30/2021	$10,471	$10,235	$9,959
5/31/2021	$10,477	$10,238	$9,991
6/30/2021	$10,544	$10,300	$10,061
7/31/2021	$10,642	$10,478	$10,174
8/31/2021	$10,625	$10,441	$10,154
9/30/2021	$10,560	$10,313	$10,066
10/31/2021	$10,534	$10,264	$10,064
11/30/2021	$10,559	$10,371	$10,093
12/31/2021	$10,538	$10,284	$10,068
1/31/2022	$10,354	$10,100	$9,851
2/28/2022	$10,202	$9,854	$9,741
3/31/2022	$10,028	$9,609	$9,470
4/30/2022	$9,748	$9,263	$9,111
5/31/2022	$9,680	$9,137	$9,170
6/30/2022	$9,452	$8,881	$9,026
7/31/2022	$9,734	$9,279	$9,246
8/31/2022	$9,486	$8,864	$8,985
9/30/2022	$9,163	$8,482	$8,597
10/31/2022	$9,151	$8,474	$8,485
11/30/2022	$9,407	$8,783	$8,798
12/31/2022	$9,282	$8,568	$8,758
1/31/2023	$9,499	$8,801	$9,027
2/28/2023	$9,372	$8,625	$8,794
3/31/2023	$9,510	$8,799	$9,017
4/30/2023	$9,568	$8,852	$9,072
5/31/2023	$9,558	$8,844	$8,973
6/30/2023	$9,572	$8,839	$8,941
7/31/2023	$9,622	$8,881	$8,935
8/31/2023	$9,637	$8,893	$8,878
9/30/2023	$9,489	$8,738	$8,652
10/31/2023	$9,470	$8,731	$8,516
11/30/2023	$9,755	$9,034	$8,901
12/31/2023	$10,083	$9,382	$9,242
1/31/2024	$10,065	$9,353	$9,217
2/29/2024	$9,986	$9,271	$9,086
3/31/2024	$10,099	$9,391	$9,170
4/30/2024	$9,972	$9,257	$8,939
5/31/2024	$10,027	$9,306	$9,090
6/30/2024	$10,094	$9,371	$9,176
7/31/2024	$10,296	$9,575	$9,391

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/28/20
Class I at NAV	7.01%	0.70%
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

CFLIX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9063-I

09/24

Class R3

CFLQX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$98	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 6.48%, reflecting performance at the net asset value (NAV) of Class R3 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,020	$10,021	$10,032
6/30/2020	$10,136	$10,160	$10,095
7/31/2020	$10,341	$10,313	$10,246
8/31/2020	$10,345	$10,263	$10,163
9/30/2020	$10,359	$10,340	$10,157
10/31/2020	$10,373	$10,403	$10,112
11/30/2020	$10,508	$10,481	$10,211
12/31/2020	$10,563	$10,514	$10,225
1/31/2021	$10,556	$10,466	$10,152
2/28/2021	$10,439	$10,270	$10,005
3/31/2021	$10,380	$10,254	$9,880
4/30/2021	$10,422	$10,235	$9,959
5/31/2021	$10,423	$10,238	$9,991
6/30/2021	$10,486	$10,300	$10,061
7/31/2021	$10,578	$10,478	$10,174
8/31/2021	$10,558	$10,441	$10,154
9/30/2021	$10,488	$10,313	$10,066
10/31/2021	$10,458	$10,264	$10,064
11/30/2021	$10,479	$10,371	$10,093
12/31/2021	$10,443	$10,284	$10,068
1/31/2022	$10,267	$10,100	$9,851
2/28/2022	$10,101	$9,854	$9,741
3/31/2022	$9,935	$9,609	$9,470
4/30/2022	$9,654	$9,263	$9,111
5/31/2022	$9,582	$9,137	$9,170
6/30/2022	$9,353	$8,881	$9,026
7/31/2022	$9,628	$9,279	$9,246
8/31/2022	$9,379	$8,864	$8,985
9/30/2022	$9,056	$8,482	$8,597
10/31/2022	$9,040	$8,474	$8,485
11/30/2022	$9,290	$8,783	$8,798
12/31/2022	$9,162	$8,568	$8,758
1/31/2023	$9,372	$8,801	$9,027
2/28/2023	$9,244	$8,625	$8,794
3/31/2023	$9,376	$8,799	$9,017
4/30/2023	$9,418	$8,852	$9,072
5/31/2023	$9,416	$8,844	$8,973
6/30/2023	$9,426	$8,839	$8,941
7/31/2023	$9,470	$8,881	$8,935
8/31/2023	$9,470	$8,893	$8,878
9/30/2023	$9,331	$8,738	$8,652
10/31/2023	$9,309	$8,731	$8,516
11/30/2023	$9,585	$9,034	$8,901
12/31/2023	$9,904	$9,382	$9,242
1/31/2024	$9,870	$9,353	$9,217
2/29/2024	$9,800	$9,271	$9,086
3/31/2024	$9,908	$9,391	$9,170
4/30/2024	$9,779	$9,257	$8,939
5/31/2024	$9,816	$9,306	$9,090
6/30/2024	$9,890	$9,371	$9,176
7/31/2024	$10,084	$9,575	$9,391

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/28/20
Class R3 at NAV	6.48%	0.20%
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

CFLQX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9065-R3

09/24

Class R4

CFBRX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$72	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 6.74%, reflecting performance at the net asset value (NAV) of Class R4 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,020	$10,021	$10,032
6/30/2020	$10,139	$10,160	$10,095
7/31/2020	$10,346	$10,313	$10,246
8/31/2020	$10,352	$10,263	$10,163
9/30/2020	$10,368	$10,340	$10,157
10/31/2020	$10,384	$10,403	$10,112
11/30/2020	$10,521	$10,481	$10,211
12/31/2020	$10,579	$10,514	$10,225
1/31/2021	$10,574	$10,466	$10,152
2/28/2021	$10,459	$10,270	$10,005
3/31/2021	$10,402	$10,254	$9,880
4/30/2021	$10,446	$10,235	$9,959
5/31/2021	$10,450	$10,238	$9,991
6/30/2021	$10,514	$10,300	$10,061
7/31/2021	$10,610	$10,478	$10,174
8/31/2021	$10,591	$10,441	$10,154
9/30/2021	$10,523	$10,313	$10,066
10/31/2021	$10,495	$10,264	$10,064
11/30/2021	$10,519	$10,371	$10,093
12/31/2021	$10,484	$10,284	$10,068
1/31/2022	$10,310	$10,100	$9,851
2/28/2022	$10,145	$9,854	$9,741
3/31/2022	$9,981	$9,609	$9,470
4/30/2022	$9,700	$9,263	$9,111
5/31/2022	$9,630	$9,137	$9,170
6/30/2022	$9,402	$8,881	$9,026
7/31/2022	$9,681	$9,279	$9,246
8/31/2022	$9,432	$8,864	$8,985
9/30/2022	$9,109	$8,482	$8,597
10/31/2022	$9,095	$8,474	$8,485
11/30/2022	$9,348	$8,783	$8,798
12/31/2022	$9,222	$8,568	$8,758
1/31/2023	$9,435	$8,801	$9,027
2/28/2023	$9,307	$8,625	$8,794
3/31/2023	$9,442	$8,799	$9,017
4/30/2023	$9,487	$8,852	$9,072
5/31/2023	$9,486	$8,844	$8,973
6/30/2023	$9,498	$8,839	$8,941
7/31/2023	$9,545	$8,881	$8,935
8/31/2023	$9,547	$8,893	$8,878
9/30/2023	$9,409	$8,738	$8,652
10/31/2023	$9,389	$8,731	$8,516
11/30/2023	$9,657	$9,034	$8,901
12/31/2023	$9,993	$9,382	$9,242
1/31/2024	$9,960	$9,353	$9,217
2/29/2024	$9,892	$9,271	$9,086
3/31/2024	$10,002	$9,391	$9,170
4/30/2024	$9,874	$9,257	$8,939
5/31/2024	$9,914	$9,306	$9,090
6/30/2024	$9,991	$9,371	$9,176
7/31/2024	$10,189	$9,575	$9,391

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/28/20
Class R4 at NAV	6.74%	0.45%
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

CFBRX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9066-R4

09/24

Class R5

CFBTX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$47	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 7.01%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,020	$10,021	$10,032
6/30/2020	$10,142	$10,160	$10,095
7/31/2020	$10,351	$10,313	$10,246
8/31/2020	$10,359	$10,263	$10,163
9/30/2020	$10,377	$10,340	$10,157
10/31/2020	$10,396	$10,403	$10,112
11/30/2020	$10,535	$10,481	$10,211
12/31/2020	$10,595	$10,514	$10,225
1/31/2021	$10,593	$10,466	$10,152
2/28/2021	$10,479	$10,270	$10,005
3/31/2021	$10,425	$10,254	$9,880
4/30/2021	$10,471	$10,235	$9,959
5/31/2021	$10,477	$10,238	$9,991
6/30/2021	$10,544	$10,300	$10,061
7/31/2021	$10,642	$10,478	$10,174
8/31/2021	$10,625	$10,441	$10,154
9/30/2021	$10,560	$10,313	$10,066
10/31/2021	$10,534	$10,264	$10,064
11/30/2021	$10,559	$10,371	$10,093
12/31/2021	$10,527	$10,284	$10,068
1/31/2022	$10,354	$10,100	$9,851
2/28/2022	$10,191	$9,854	$9,741
3/31/2022	$10,028	$9,609	$9,470
4/30/2022	$9,748	$9,263	$9,111
5/31/2022	$9,680	$9,137	$9,170
6/30/2022	$9,453	$8,881	$9,026
7/31/2022	$9,734	$9,279	$9,246
8/31/2022	$9,487	$8,864	$8,985
9/30/2022	$9,164	$8,482	$8,597
10/31/2022	$9,152	$8,474	$8,485
11/30/2022	$9,408	$8,783	$8,798
12/31/2022	$9,282	$8,568	$8,758
1/31/2023	$9,500	$8,801	$9,027
2/28/2023	$9,372	$8,625	$8,794
3/31/2023	$9,511	$8,799	$9,017
4/30/2023	$9,557	$8,852	$9,072
5/31/2023	$9,559	$8,844	$8,973
6/30/2023	$9,573	$8,839	$8,941
7/31/2023	$9,622	$8,881	$8,935
8/31/2023	$9,626	$8,893	$8,878
9/30/2023	$9,489	$8,738	$8,652
10/31/2023	$9,470	$8,731	$8,516
11/30/2023	$9,755	$9,034	$8,901
12/31/2023	$10,084	$9,382	$9,242
1/31/2024	$10,053	$9,353	$9,217
2/29/2024	$9,986	$9,271	$9,086
3/31/2024	$10,100	$9,391	$9,170
4/30/2024	$9,973	$9,257	$8,939
5/31/2024	$10,015	$9,306	$9,090
6/30/2024	$10,095	$9,371	$9,176
7/31/2024	$10,297	$9,575	$9,391

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/28/20
Class R5 at NAV	7.01%	0.70%
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

CFBTX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9067-R5

09/24

Class R6

CFBUX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Climate Focused Bond Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.43%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 7.02%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the ICE BofA Green Bond Index (USD Hedged), which returned 7.81% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to high yield corporate bonds was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s overweight allocation to commercial mortgage-backed securities detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	ICE BofA Green Bond Index (USD Hedged)	Bloomberg Aggregate Bond Index
5/28/2020	$10,000	$10,000	$10,000
5/31/2020	$10,020	$10,021	$10,032
6/30/2020	$10,142	$10,160	$10,095
7/31/2020	$10,353	$10,313	$10,246
8/31/2020	$10,362	$10,263	$10,163
9/30/2020	$10,380	$10,340	$10,157
10/31/2020	$10,400	$10,403	$10,112
11/30/2020	$10,540	$10,481	$10,211
12/31/2020	$10,590	$10,514	$10,225
1/31/2021	$10,588	$10,466	$10,152
2/28/2021	$10,485	$10,270	$10,005
3/31/2021	$10,432	$10,254	$9,880
4/30/2021	$10,478	$10,235	$9,959
5/31/2021	$10,485	$10,238	$9,991
6/30/2021	$10,552	$10,300	$10,061
7/31/2021	$10,651	$10,478	$10,174
8/31/2021	$10,635	$10,441	$10,154
9/30/2021	$10,560	$10,313	$10,066
10/31/2021	$10,534	$10,264	$10,064
11/30/2021	$10,561	$10,371	$10,093
12/31/2021	$10,540	$10,284	$10,068
1/31/2022	$10,367	$10,100	$9,851
2/28/2022	$10,204	$9,854	$9,741
3/31/2022	$10,030	$9,609	$9,470
4/30/2022	$9,761	$9,263	$9,111
5/31/2022	$9,693	$9,137	$9,170
6/30/2022	$9,455	$8,881	$9,026
7/31/2022	$9,748	$9,279	$9,246
8/31/2022	$9,501	$8,864	$8,985
9/30/2022	$9,178	$8,482	$8,597
10/31/2022	$9,166	$8,474	$8,485
11/30/2022	$9,412	$8,783	$8,798
12/31/2022	$9,297	$8,568	$8,758
1/31/2023	$9,515	$8,801	$9,027
2/28/2023	$9,388	$8,625	$8,794
3/31/2023	$9,526	$8,799	$9,017
4/30/2023	$9,573	$8,852	$9,072
5/31/2023	$9,563	$8,844	$8,973
6/30/2023	$9,589	$8,839	$8,941
7/31/2023	$9,638	$8,881	$8,935
8/31/2023	$9,642	$8,893	$8,878
9/30/2023	$9,493	$8,738	$8,652
10/31/2023	$9,486	$8,731	$8,516
11/30/2023	$9,760	$9,034	$8,901
12/31/2023	$10,101	$9,382	$9,242
1/31/2024	$10,070	$9,353	$9,217
2/29/2024	$10,003	$9,271	$9,086
3/31/2024	$10,105	$9,391	$9,170
4/30/2024	$9,990	$9,257	$8,939
5/31/2024	$10,033	$9,306	$9,090
6/30/2024	$10,112	$9,371	$9,176
7/31/2024	$10,315	$9,575	$9,391

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/28/20
Class R6 at NAV	7.02%	0.75%
ICE BofA Green Bond Index (USD Hedged)	7.81%	(1.04%)
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.49%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$21,162,971
# of Portfolio Holdings	190
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.24%
Convertible Bonds	0.42%
Corporate Bonds	68.64%
Floating Rate Loans	1.93%
Foreign Government Obligations	18.16%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.43%
Municipal Bonds	1.98%
U.S. Treasury Obligations	6.62%
Repurchase Agreements	1.58%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

CFBUX

Lord Abbett Climate Focused Bond Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9068-R6

09/24

Class A

EAMAX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.15%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.01%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 6.27% of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to LIG Nex1 Co., Ltd.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Ping An Insurance Group Company of China, Ltd. Also, within the Financials sector, an overweight allocation to Prudential PLC detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI Emerging Markets Index (Net)	MSCI EAFE Index (Net)
3/10/2022	$9,427	$10,000	$10,000
3/31/2022	$9,704	$10,372	$10,663
4/30/2022	$9,069	$9,795	$9,973
5/31/2022	$9,119	$9,838	$10,047
6/30/2022	$8,609	$9,184	$9,115
7/31/2022	$8,540	$9,162	$9,569
8/31/2022	$8,452	$9,200	$9,115
9/30/2022	$7,640	$8,121	$8,262
10/31/2022	$7,558	$7,869	$8,707
11/30/2022	$8,628	$9,036	$9,687
12/31/2022	$8,369	$8,909	$9,695
1/31/2023	$9,202	$9,613	$10,480
2/28/2023	$8,555	$8,989	$10,261
3/31/2023	$8,805	$9,262	$10,516
4/30/2023	$8,689	$9,157	$10,813
5/31/2023	$8,542	$9,003	$10,355
6/30/2023	$8,888	$9,345	$10,826
7/31/2023	$9,241	$9,926	$11,177
8/31/2023	$8,702	$9,315	$10,748
9/30/2023	$8,446	$9,071	$10,381
10/31/2023	$8,183	$8,719	$9,960
11/30/2023	$8,882	$9,417	$10,885
12/31/2023	$9,211	$9,785	$11,463
1/31/2024	$9,016	$9,331	$11,529
2/29/2024	$9,354	$9,775	$11,740
3/31/2024	$9,666	$10,017	$12,126
4/30/2024	$9,601	$10,062	$11,816
5/31/2024	$9,836	$10,118	$12,273
6/30/2024	$10,245	$10,517	$12,075
7/31/2024	$10,258	$10,549	$12,430

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 3/10/22
Class A at NAV	11.01%	3.60%
Class A with sales charge	4.62%	1.07%
MSCI Emerging Markets Index (Net)	6.27%	2.26%
MSCI EAFE Index (Net)Footnote Reference*	11.21%	9.52%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$5,536,385
# of Portfolio Holdings	85
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.53%
Consumer Discretionary	12.30%
Consumer Staples	6.24%
Energy	6.04%
Financials	21.49%
Health Care	4.16%
Industrials	8.15%
Information Technology	25.39%
Materials	2.79%
Real Estate	2.20%
Utilities	1.71%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

EAMAX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9080-A

09/24

Class C

ELMCX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 10.22%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 6.27% of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to LIG Nex1 Co., Ltd.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Ping An Insurance Group Company of China, Ltd. Also, within the Financials sector, an overweight allocation to Prudential PLC detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C	MSCI Emerging Markets Index (Net)	MSCI EAFE Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,287	$10,372	$10,663
4/30/2022	$9,613	$9,795	$9,973
5/31/2022	$9,653	$9,838	$10,047
6/30/2022	$9,105	$9,184	$9,115
7/31/2022	$9,032	$9,162	$9,569
8/31/2022	$8,932	$9,200	$9,115
9/30/2022	$8,071	$8,121	$8,262
10/31/2022	$7,977	$7,869	$8,707
11/30/2022	$9,099	$9,036	$9,687
12/31/2022	$8,823	$8,909	$9,695
1/31/2023	$9,698	$9,613	$10,480
2/28/2023	$9,006	$8,989	$10,261
3/31/2023	$9,264	$9,262	$10,516
4/30/2023	$9,135	$9,157	$10,813
5/31/2023	$8,972	$9,003	$10,355
6/30/2023	$9,339	$9,345	$10,826
7/31/2023	$9,698	$9,926	$11,177
8/31/2023	$9,128	$9,315	$10,748
9/30/2023	$8,857	$9,071	$10,381
10/31/2023	$8,572	$8,719	$9,960
11/30/2023	$9,298	$9,417	$10,885
12/31/2023	$9,637	$9,785	$11,463
1/31/2024	$9,426	$9,331	$11,529
2/29/2024	$9,781	$9,775	$11,740
3/31/2024	$10,095	$10,017	$12,126
4/30/2024	$10,020	$10,062	$11,816
5/31/2024	$10,259	$10,118	$12,273
6/30/2024	$10,676	$10,517	$12,075
7/31/2024	$10,689	$10,549	$12,430

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 3/10/22
Class C at NAV	10.22%	2.83%
Class C with sales charge	9.22%	2.83%
MSCI Emerging Markets Index (Net)	6.27%	2.26%
MSCI EAFE Index (Net)Footnote Reference*	11.21%	9.52%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$5,536,385
# of Portfolio Holdings	85
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.53%
Consumer Discretionary	12.30%
Consumer Staples	6.24%
Energy	6.04%
Financials	21.49%
Health Care	4.16%
Industrials	8.15%
Information Technology	25.39%
Materials	2.79%
Real Estate	2.20%
Utilities	1.71%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

ELMCX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9081-C

09/24

Class F

ELMFX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$95	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.20%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 6.27% of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to LIG Nex1 Co., Ltd.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Ping An Insurance Group Company of China, Ltd. Also, within the Financials sector, an overweight allocation to Prudential PLC detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	MSCI Emerging Markets Index (Net)	MSCI EAFE Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,673	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,065	$9,162	$9,569
8/31/2022	$8,979	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,896	$8,909	$9,695
1/31/2023	$9,788	$9,613	$10,480
2/28/2023	$9,100	$8,989	$10,261
3/31/2023	$9,359	$9,262	$10,516
4/30/2023	$9,243	$9,157	$10,813
5/31/2023	$9,087	$9,003	$10,355
6/30/2023	$9,461	$9,345	$10,826
7/31/2023	$9,842	$9,926	$11,177
8/31/2023	$9,263	$9,315	$10,748
9/30/2023	$8,998	$9,071	$10,381
10/31/2023	$8,719	$8,719	$9,960
11/30/2023	$9,461	$9,417	$10,885
12/31/2023	$9,817	$9,785	$11,463
1/31/2024	$9,610	$9,331	$11,529
2/29/2024	$9,976	$9,775	$11,740
3/31/2024	$10,308	$10,017	$12,126
4/30/2024	$10,239	$10,062	$11,816
5/31/2024	$10,495	$10,118	$12,273
6/30/2024	$10,930	$10,517	$12,075
7/31/2024	$10,944	$10,549	$12,430

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 3/10/22
Class F at NAV	11.20%	3.84%
MSCI Emerging Markets Index (Net)	6.27%	2.26%
MSCI EAFE Index (Net)Footnote Reference*	11.21%	9.52%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$5,536,385
# of Portfolio Holdings	85
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.53%
Consumer Discretionary	12.30%
Consumer Staples	6.24%
Energy	6.04%
Financials	21.49%
Health Care	4.16%
Industrials	8.15%
Information Technology	25.39%
Materials	2.79%
Real Estate	2.20%
Utilities	1.71%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

ELMFX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9082-F

09/24

Class F3

EMOLX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$87	0.82%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.30%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 6.27% of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to LIG Nex1 Co., Ltd.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Ping An Insurance Group Company of China, Ltd. Also, within the Financials sector, an overweight allocation to Prudential PLC detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	MSCI Emerging Markets Index (Net)	MSCI EAFE Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,680	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,072	$9,162	$9,569
8/31/2022	$8,985	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,900	$8,909	$9,695
1/31/2023	$9,792	$9,613	$10,480
2/28/2023	$9,104	$8,989	$10,261
3/31/2023	$9,370	$9,262	$10,516
4/30/2023	$9,254	$9,157	$10,813
5/31/2023	$9,097	$9,003	$10,355
6/30/2023	$9,472	$9,345	$10,826
7/31/2023	$9,853	$9,926	$11,177
8/31/2023	$9,274	$9,315	$10,748
9/30/2023	$9,009	$9,071	$10,381
10/31/2023	$8,730	$8,719	$9,960
11/30/2023	$9,479	$9,417	$10,885
12/31/2023	$9,831	$9,785	$11,463
1/31/2024	$9,623	$9,331	$11,529
2/29/2024	$9,990	$9,775	$11,740
3/31/2024	$10,322	$10,017	$12,126
4/30/2024	$10,260	$10,062	$11,816
5/31/2024	$10,509	$10,118	$12,273
6/30/2024	$10,952	$10,517	$12,075
7/31/2024	$10,966	$10,549	$12,430

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 3/10/22
Class F3 at NAV	11.30%	3.93%
MSCI Emerging Markets Index (Net)	6.27%	2.26%
MSCI EAFE Index (Net)Footnote Reference*	11.21%	9.52%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$5,536,385
# of Portfolio Holdings	85
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.53%
Consumer Discretionary	12.30%
Consumer Staples	6.24%
Energy	6.04%
Financials	21.49%
Health Care	4.16%
Industrials	8.15%
Information Technology	25.39%
Materials	2.79%
Real Estate	2.20%
Utilities	1.71%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

EMOLX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9083-F3

09/24

Class I

EMILX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.24%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 6.27% of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to LIG Nex1 Co., Ltd.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Ping An Insurance Group Company of China, Ltd. Also, within the Financials sector, an overweight allocation to Prudential PLC detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI Emerging Markets Index (Net)	MSCI EAFE Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,673	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,065	$9,162	$9,569
8/31/2022	$8,979	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,900	$8,909	$9,695
1/31/2023	$9,785	$9,613	$10,480
2/28/2023	$9,097	$8,989	$10,261
3/31/2023	$9,363	$9,262	$10,516
4/30/2023	$9,247	$9,157	$10,813
5/31/2023	$9,090	$9,003	$10,355
6/30/2023	$9,465	$9,345	$10,826
7/31/2023	$9,839	$9,926	$11,177
8/31/2023	$9,260	$9,315	$10,748
9/30/2023	$8,995	$9,071	$10,381
10/31/2023	$8,716	$8,719	$9,960
11/30/2023	$9,465	$9,417	$10,885
12/31/2023	$9,817	$9,785	$11,463
1/31/2024	$9,609	$9,331	$11,529
2/29/2024	$9,976	$9,775	$11,740
3/31/2024	$10,308	$10,017	$12,126
4/30/2024	$10,239	$10,062	$11,816
5/31/2024	$10,495	$10,118	$12,273
6/30/2024	$10,931	$10,517	$12,075
7/31/2024	$10,945	$10,549	$12,430

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 3/10/22
Class I at NAV	11.24%	3.85%
MSCI Emerging Markets Index (Net)	6.27%	2.26%
MSCI EAFE Index (Net)Footnote Reference*	11.21%	9.52%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$5,536,385
# of Portfolio Holdings	85
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.53%
Consumer Discretionary	12.30%
Consumer Staples	6.24%
Energy	6.04%
Financials	21.49%
Health Care	4.16%
Industrials	8.15%
Information Technology	25.39%
Materials	2.79%
Real Estate	2.20%
Utilities	1.71%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

EMILX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9084-I

09/24

Class R6

EMWLX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$87	0.82%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.30%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 6.27% of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to LIG Nex1 Co., Ltd.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Ping An Insurance Group Company of China, Ltd. Also, within the Financials sector, an overweight allocation to Prudential PLC detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI Emerging Markets Index (Net)	MSCI EAFE Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,372	$10,663
4/30/2022	$9,626	$9,795	$9,973
5/31/2022	$9,680	$9,838	$10,047
6/30/2022	$9,139	$9,184	$9,115
7/31/2022	$9,072	$9,162	$9,569
8/31/2022	$8,985	$9,200	$9,115
9/30/2022	$8,117	$8,121	$8,262
10/31/2022	$8,031	$7,869	$8,707
11/30/2022	$9,172	$9,036	$9,687
12/31/2022	$8,900	$8,909	$9,695
1/31/2023	$9,792	$9,613	$10,480
2/28/2023	$9,104	$8,989	$10,261
3/31/2023	$9,370	$9,262	$10,516
4/30/2023	$9,254	$9,157	$10,813
5/31/2023	$9,097	$9,003	$10,355
6/30/2023	$9,472	$9,345	$10,826
7/31/2023	$9,853	$9,926	$11,177
8/31/2023	$9,274	$9,315	$10,748
9/30/2023	$9,009	$9,071	$10,381
10/31/2023	$8,730	$8,719	$9,960
11/30/2023	$9,479	$9,417	$10,885
12/31/2023	$9,831	$9,785	$11,463
1/31/2024	$9,623	$9,331	$11,529
2/29/2024	$9,990	$9,775	$11,740
3/31/2024	$10,322	$10,017	$12,126
4/30/2024	$10,260	$10,062	$11,816
5/31/2024	$10,509	$10,118	$12,273
6/30/2024	$10,952	$10,517	$12,075
7/31/2024	$10,966	$10,549	$12,430

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 3/10/22
Class R6 at NAV	11.30%	3.93%
MSCI Emerging Markets Index (Net)	6.27%	2.26%
MSCI EAFE Index (Net)Footnote Reference*	11.21%	9.52%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$5,536,385
# of Portfolio Holdings	85
Portfolio Turnover Rate	79%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	9.53%
Consumer Discretionary	12.30%
Consumer Staples	6.24%
Energy	6.04%
Financials	21.49%
Health Care	4.16%
Industrials	8.15%
Information Technology	25.39%
Materials	2.79%
Real Estate	2.20%
Utilities	1.71%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

EMWLX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9088-R6

09/24

LAEMX

Lord Abbett Enhanced Municipal Yield Completion Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/SMADocuments

This annual shareholder report contains important information about the Lord Abbett Enhanced Municipal Yield Completion Fund for the period of April 9, 2024 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/SMADocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Municipal Yield Completion Fund	$0	0.00%

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$4,784,270
# of Portfolio Holdings	46
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**
A-	6.58%
B-	2.03%
BB	4.31%
BB-	6.69%
BB+	0.64%
BBB	14.94%
BBB-	24.61%
BBB+	7.14%
CCC+	0.25%
NR	32.80%
Total	100.0%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Certain investments have been rated by Fitch IBC.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/SMADocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

TSR-A-7000-CF

09/24

Class A

LGRAX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.55%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 8.84%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 6.71% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s lack of exposure to emerging market corporate bonds modestly detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg U.S. Floating Rate Notes Index	Bloomberg Aggregate Bond Index
5/4/2023	$9,775	$10,000	$10,000
5/31/2023	$9,816	$10,056	$9,866
6/30/2023	$9,903	$10,116	$9,831
7/31/2023	$10,013	$10,176	$9,824
8/31/2023	$10,086	$10,230	$9,761
9/30/2023	$10,156	$10,282	$9,513
10/31/2023	$10,190	$10,331	$9,363
11/30/2023	$10,274	$10,387	$9,787
12/31/2023	$10,371	$10,447	$10,161
1/31/2024	$10,468	$10,513	$10,134
2/29/2024	$10,545	$10,576	$9,990
3/31/2024	$10,626	$10,636	$10,083
4/30/2024	$10,684	$10,692	$9,828
5/31/2024	$10,766	$10,753	$9,995
6/30/2024	$10,835	$10,803	$10,089
7/31/2024	$10,899	$10,859	$10,325

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/4/23
Class A at NAV	8.84%	9.16%
Class A with sales charge	6.42%	7.18%
Bloomberg U.S. Floating Rate Notes Index	6.71%	6.86%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	2.61%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$40,926,751
# of Portfolio Holdings	160
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	73.26%
Corporate Bonds	7.84%
Floating Rate Loans	5.31%
Government Sponsored Enterprises Securities	2.30%
Non-Agency Commercial Mortgage-Backed Securities	7.42%
U.S. Treasury Obligations	3.87%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LGRAX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9269-A

09/24

Class C

IGRCX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	1.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 7.98%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 6.71% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s lack of exposure to emerging market corporate bonds modestly detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C	Bloomberg U.S. Floating Rate Notes Index	Bloomberg Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,035	$10,056	$9,866
6/30/2023	$10,118	$10,116	$9,831
7/31/2023	$10,223	$10,176	$9,824
8/31/2023	$10,290	$10,230	$9,761
9/30/2023	$10,355	$10,282	$9,513
10/31/2023	$10,383	$10,331	$9,363
11/30/2023	$10,462	$10,387	$9,787
12/31/2023	$10,554	$10,447	$10,161
1/31/2024	$10,655	$10,513	$10,134
2/29/2024	$10,716	$10,576	$9,990
3/31/2024	$10,791	$10,636	$10,083
4/30/2024	$10,843	$10,692	$9,828
5/31/2024	$10,919	$10,753	$9,995
6/30/2024	$10,982	$10,803	$10,089
7/31/2024	$11,039	$10,859	$10,325

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/4/23
Class C at NAV	7.98%	8.29%
Class C with sales charge	6.98%	8.29%
Bloomberg U.S. Floating Rate Notes Index	6.71%	6.86%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	2.61%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$40,926,751
# of Portfolio Holdings	160
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	73.26%
Corporate Bonds	7.84%
Floating Rate Loans	5.31%
Government Sponsored Enterprises Securities	2.30%
Non-Agency Commercial Mortgage-Backed Securities	7.42%
U.S. Treasury Obligations	3.87%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

IGRCX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9270-C

09/24

Class F

LGRFX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$37	0.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.06%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 6.71% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s lack of exposure to emerging market corporate bonds modestly detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg U.S. Floating Rate Notes Index	Bloomberg Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,043	$10,056	$9,866
6/30/2023	$10,134	$10,116	$9,831
7/31/2023	$10,249	$10,176	$9,824
8/31/2023	$10,324	$10,230	$9,761
9/30/2023	$10,398	$10,282	$9,513
10/31/2023	$10,435	$10,331	$9,363
11/30/2023	$10,522	$10,387	$9,787
12/31/2023	$10,624	$10,447	$10,161
1/31/2024	$10,736	$10,513	$10,134
2/29/2024	$10,816	$10,576	$9,990
3/31/2024	$10,890	$10,636	$10,083
4/30/2024	$10,951	$10,692	$9,828
5/31/2024	$11,037	$10,753	$9,995
6/30/2024	$11,110	$10,803	$10,089
7/31/2024	$11,177	$10,859	$10,325

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/4/23
Class F at NAV	9.06%	9.38%
Bloomberg U.S. Floating Rate Notes Index	6.71%	6.86%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	2.61%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$40,926,751
# of Portfolio Holdings	160
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	73.26%
Corporate Bonds	7.84%
Floating Rate Loans	5.31%
Government Sponsored Enterprises Securities	2.30%
Non-Agency Commercial Mortgage-Backed Securities	7.42%
U.S. Treasury Obligations	3.87%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LGRFX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9271-F

09/24

Class F3

IGRNX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$29	0.28%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.13%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 6.71% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s lack of exposure to emerging market corporate bonds modestly detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg U.S. Floating Rate Notes Index	Bloomberg Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$10,056	$9,866
6/30/2023	$10,136	$10,116	$9,831
7/31/2023	$10,250	$10,176	$9,824
8/31/2023	$10,327	$10,230	$9,761
9/30/2023	$10,401	$10,282	$9,513
10/31/2023	$10,439	$10,331	$9,363
11/30/2023	$10,527	$10,387	$9,787
12/31/2023	$10,629	$10,447	$10,161
1/31/2024	$10,731	$10,513	$10,134
2/29/2024	$10,812	$10,576	$9,990
3/31/2024	$10,897	$10,636	$10,083
4/30/2024	$10,959	$10,692	$9,828
5/31/2024	$11,045	$10,753	$9,995
6/30/2024	$11,119	$10,803	$10,089
7/31/2024	$11,187	$10,859	$10,325

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/4/23
Class F3 at NAV	9.13%	9.46%
Bloomberg U.S. Floating Rate Notes Index	6.71%	6.86%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	2.61%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$40,926,751
# of Portfolio Holdings	160
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	73.26%
Corporate Bonds	7.84%
Floating Rate Loans	5.31%
Government Sponsored Enterprises Securities	2.30%
Non-Agency Commercial Mortgage-Backed Securities	7.42%
U.S. Treasury Obligations	3.87%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

IGRNX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9272-F3

09/24

Class I

LGRYX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.06%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 6.71% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s lack of exposure to emerging market corporate bonds modestly detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Floating Rate Notes Index	Bloomberg Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$10,056	$9,866
6/30/2023	$10,134	$10,116	$9,831
7/31/2023	$10,249	$10,176	$9,824
8/31/2023	$10,324	$10,230	$9,761
9/30/2023	$10,398	$10,282	$9,513
10/31/2023	$10,435	$10,331	$9,363
11/30/2023	$10,522	$10,387	$9,787
12/31/2023	$10,624	$10,447	$10,161
1/31/2024	$10,725	$10,513	$10,134
2/29/2024	$10,805	$10,576	$9,990
3/31/2024	$10,890	$10,636	$10,083
4/30/2024	$10,951	$10,692	$9,828
5/31/2024	$11,037	$10,753	$9,995
6/30/2024	$11,110	$10,803	$10,089
7/31/2024	$11,177	$10,859	$10,325

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/4/23
Class I at NAV	9.06%	9.38%
Bloomberg U.S. Floating Rate Notes Index	6.71%	6.86%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	2.61%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$40,926,751
# of Portfolio Holdings	160
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	73.26%
Corporate Bonds	7.84%
Floating Rate Loans	5.31%
Government Sponsored Enterprises Securities	2.30%
Non-Agency Commercial Mortgage-Backed Securities	7.42%
U.S. Treasury Obligations	3.87%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LGRYX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9273-I

09/24

Class R5

IGRSX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$37	0.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.06%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 6.71% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s lack of exposure to emerging market corporate bonds modestly detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg U.S. Floating Rate Notes Index	Bloomberg Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,043	$10,056	$9,866
6/30/2023	$10,134	$10,116	$9,831
7/31/2023	$10,249	$10,176	$9,824
8/31/2023	$10,324	$10,230	$9,761
9/30/2023	$10,398	$10,282	$9,513
10/31/2023	$10,435	$10,331	$9,363
11/30/2023	$10,522	$10,387	$9,787
12/31/2023	$10,624	$10,447	$10,161
1/31/2024	$10,725	$10,513	$10,134
2/29/2024	$10,805	$10,576	$9,990
3/31/2024	$10,890	$10,636	$10,083
4/30/2024	$10,951	$10,692	$9,828
5/31/2024	$11,037	$10,753	$9,995
6/30/2024	$11,110	$10,803	$10,089
7/31/2024	$11,177	$10,859	$10,325

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/4/23
Class R5 at NAV	9.06%	9.38%
Bloomberg U.S. Floating Rate Notes Index	6.71%	6.86%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	2.61%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$40,926,751
# of Portfolio Holdings	160
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	73.26%
Corporate Bonds	7.84%
Floating Rate Loans	5.31%
Government Sponsored Enterprises Securities	2.30%
Non-Agency Commercial Mortgage-Backed Securities	7.42%
U.S. Treasury Obligations	3.87%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

IGRSX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9277-R5

09/24

Class R6

LGRUX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.28%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 9.13%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 6.71% over the same period. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment.

Top contributors to performance: The Fund’s allocation to collateralized loan obligations was one of the largest contributors to relative performance.

Top detractors from performance: The Fund’s lack of exposure to emerging market corporate bonds modestly detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Floating Rate Notes Index	Bloomberg Aggregate Bond Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$10,056	$9,866
6/30/2023	$10,136	$10,116	$9,831
7/31/2023	$10,250	$10,176	$9,824
8/31/2023	$10,327	$10,230	$9,761
9/30/2023	$10,401	$10,282	$9,513
10/31/2023	$10,439	$10,331	$9,363
11/30/2023	$10,527	$10,387	$9,787
12/31/2023	$10,629	$10,447	$10,161
1/31/2024	$10,731	$10,513	$10,134
2/29/2024	$10,812	$10,576	$9,990
3/31/2024	$10,897	$10,636	$10,083
4/30/2024	$10,959	$10,692	$9,828
5/31/2024	$11,045	$10,753	$9,995
6/30/2024	$11,119	$10,803	$10,089
7/31/2024	$11,187	$10,859	$10,325

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 5/4/23
Class R6 at NAV	9.13%	9.46%
Bloomberg U.S. Floating Rate Notes Index	6.71%	6.86%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	2.61%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$40,926,751
# of Portfolio Holdings	160
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	73.26%
Corporate Bonds	7.84%
Floating Rate Loans	5.31%
Government Sponsored Enterprises Securities	2.30%
Non-Agency Commercial Mortgage-Backed Securities	7.42%
U.S. Treasury Obligations	3.87%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LGRUX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9278-R6

09/24

Class A

LAAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.38%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$9,427	$10,000	$10,000
6/30/2021	$9,371	$9,981	$9,893
7/31/2021	$9,421	$9,830	$9,967
8/31/2021	$9,626	$10,052	$10,143
9/30/2021	$9,047	$9,620	$9,849
10/31/2021	$9,439	$9,918	$10,091
11/30/2021	$9,165	$9,560	$9,621
12/31/2021	$9,421	$9,847	$10,114
1/31/2022	$8,511	$9,053	$9,625
2/28/2022	$8,118	$8,801	$9,455
3/31/2022	$8,062	$8,787	$9,516
4/30/2022	$7,458	$8,133	$8,900
5/31/2022	$7,358	$8,063	$8,967
6/30/2022	$6,860	$7,406	$8,135
7/31/2022	$7,215	$7,814	$8,540
8/31/2022	$6,822	$7,509	$8,135
9/30/2022	$6,193	$6,712	$7,374
10/31/2022	$6,343	$6,844	$7,770
11/30/2022	$7,209	$7,695	$8,645
12/31/2022	$6,893	$7,577	$8,652
1/31/2023	$7,539	$8,218	$9,353
2/28/2023	$7,219	$7,867	$9,158
3/31/2023	$7,633	$8,228	$9,385
4/30/2023	$7,665	$8,312	$9,650
5/31/2023	$7,577	$8,081	$9,241
6/30/2023	$7,853	$8,388	$9,662
7/31/2023	$7,941	$8,650	$9,974
8/31/2023	$7,608	$8,209	$9,592
9/30/2023	$7,113	$7,775	$9,265
10/31/2023	$6,856	$7,473	$8,889
11/30/2023	$7,577	$8,246	$9,714
12/31/2023	$7,959	$8,641	$10,230
1/31/2024	$8,035	$8,574	$10,289
2/29/2024	$8,552	$8,902	$10,477
3/31/2024	$8,804	$9,151	$10,822
4/30/2024	$8,394	$8,898	$10,545
5/31/2024	$8,791	$9,133	$10,953
6/30/2024	$8,962	$9,218	$10,777
7/31/2024	$8,924	$9,315	$11,093

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 6/24/21
Class A at NAV	12.38%	(1.75%)
Class A with sales charge	5.94%	(3.61%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9250-A

09/24

Class C

LCAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.56%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,934	$9,981	$9,893
7/31/2021	$9,987	$9,830	$9,967
8/31/2021	$10,198	$10,052	$10,143
9/30/2021	$9,577	$9,620	$9,849
10/31/2021	$9,987	$9,918	$10,091
11/30/2021	$9,689	$9,560	$9,621
12/31/2021	$9,954	$9,847	$10,114
1/31/2022	$8,982	$9,053	$9,625
2/28/2022	$8,566	$8,801	$9,455
3/31/2022	$8,500	$8,787	$9,516
4/30/2022	$7,859	$8,133	$8,900
5/31/2022	$7,746	$8,063	$8,967
6/30/2022	$7,224	$7,406	$8,135
7/31/2022	$7,594	$7,814	$8,540
8/31/2022	$7,171	$7,509	$8,135
9/30/2022	$6,504	$6,712	$7,374
10/31/2022	$6,662	$6,844	$7,770
11/30/2022	$7,561	$7,695	$8,645
12/31/2022	$7,231	$7,577	$8,652
1/31/2023	$7,898	$8,218	$9,353
2/28/2023	$7,561	$7,867	$9,158
3/31/2023	$7,991	$8,228	$9,385
4/30/2023	$8,024	$8,312	$9,650
5/31/2023	$7,918	$8,081	$9,241
6/30/2023	$8,209	$8,388	$9,662
7/31/2023	$8,288	$8,650	$9,974
8/31/2023	$7,938	$8,209	$9,592
9/30/2023	$7,416	$7,775	$9,265
10/31/2023	$7,145	$7,473	$8,889
11/30/2023	$7,898	$8,246	$9,714
12/31/2023	$8,282	$8,641	$10,230
1/31/2024	$8,361	$8,574	$10,289
2/29/2024	$8,890	$8,902	$10,477
3/31/2024	$9,147	$9,151	$10,822
4/30/2024	$8,718	$8,898	$10,545
5/31/2024	$9,121	$9,133	$10,953
6/30/2024	$9,293	$9,218	$10,777
7/31/2024	$9,247	$9,315	$11,093

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 6/24/21
Class C at NAV	11.56%	(2.49%)
Class C with sales charge	10.56%	(2.49%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LCAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9251-C

09/24

Class F

LAFGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$74	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.65%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,020	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,007	$9,847	$10,114
1/31/2022	$9,042	$9,053	$9,625
2/28/2022	$8,625	$8,801	$9,455
3/31/2022	$8,566	$8,787	$9,516
4/30/2022	$7,925	$8,133	$8,900
5/31/2022	$7,819	$8,063	$8,967
6/30/2022	$7,297	$7,406	$8,135
7/31/2022	$7,673	$7,814	$8,540
8/31/2022	$7,257	$7,509	$8,135
9/30/2022	$6,590	$6,712	$7,374
10/31/2022	$6,748	$6,844	$7,770
11/30/2022	$7,673	$7,695	$8,645
12/31/2022	$7,341	$7,577	$8,652
1/31/2023	$8,027	$8,218	$9,353
2/28/2023	$7,687	$7,867	$9,158
3/31/2023	$8,133	$8,228	$9,385
4/30/2023	$8,173	$8,312	$9,650
5/31/2023	$8,073	$8,081	$9,241
6/30/2023	$8,373	$8,388	$9,662
7/31/2023	$8,466	$8,650	$9,974
8/31/2023	$8,113	$8,209	$9,592
9/30/2023	$7,587	$7,775	$9,265
10/31/2023	$7,314	$7,473	$8,889
11/30/2023	$8,087	$8,246	$9,714
12/31/2023	$8,498	$8,641	$10,230
1/31/2024	$8,579	$8,574	$10,289
2/29/2024	$9,128	$8,902	$10,477
3/31/2024	$9,403	$9,151	$10,822
4/30/2024	$8,967	$8,898	$10,545
5/31/2024	$9,396	$9,133	$10,953
6/30/2024	$9,577	$9,218	$10,777
7/31/2024	$9,537	$9,315	$11,093

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 6/24/21
Class F at NAV	12.65%	(1.52%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LAFGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9252-F

09/24

Class F3

LOAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$69	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.77%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,026	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,013	$9,847	$10,114
1/31/2022	$9,048	$9,053	$9,625
2/28/2022	$8,632	$8,801	$9,455
3/31/2022	$8,572	$8,787	$9,516
4/30/2022	$7,931	$8,133	$8,900
5/31/2022	$7,826	$8,063	$8,967
6/30/2022	$7,303	$7,406	$8,135
7/31/2022	$7,687	$7,814	$8,540
8/31/2022	$7,264	$7,509	$8,135
9/30/2022	$6,596	$6,712	$7,374
10/31/2022	$6,761	$6,844	$7,770
11/30/2022	$7,680	$7,695	$8,645
12/31/2022	$7,350	$7,577	$8,652
1/31/2023	$8,044	$8,218	$9,353
2/28/2023	$7,697	$7,867	$9,158
3/31/2023	$8,151	$8,228	$9,385
4/30/2023	$8,184	$8,312	$9,650
5/31/2023	$8,091	$8,081	$9,241
6/30/2023	$8,391	$8,388	$9,662
7/31/2023	$8,484	$8,650	$9,974
8/31/2023	$8,131	$8,209	$9,592
9/30/2023	$7,604	$7,775	$9,265
10/31/2023	$7,337	$7,473	$8,889
11/30/2023	$8,111	$8,246	$9,714
12/31/2023	$8,519	$8,641	$10,230
1/31/2024	$8,600	$8,574	$10,289
2/29/2024	$9,158	$8,902	$10,477
3/31/2024	$9,426	$9,151	$10,822
4/30/2024	$8,996	$8,898	$10,545
5/31/2024	$9,420	$9,133	$10,953
6/30/2024	$9,601	$9,218	$10,777
7/31/2024	$9,567	$9,315	$11,093

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 6/24/21
Class F3 at NAV	12.77%	(1.42%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes of the Fund since July 31, 2024. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.57% to 0.64% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9253-F3

09/24

Class I

LIAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.62%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,020	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,007	$9,847	$10,114
1/31/2022	$9,042	$9,053	$9,625
2/28/2022	$8,625	$8,801	$9,455
3/31/2022	$8,566	$8,787	$9,516
4/30/2022	$7,925	$8,133	$8,900
5/31/2022	$7,819	$8,063	$8,967
6/30/2022	$7,297	$7,406	$8,135
7/31/2022	$7,673	$7,814	$8,540
8/31/2022	$7,257	$7,509	$8,135
9/30/2022	$6,590	$6,712	$7,374
10/31/2022	$6,748	$6,844	$7,770
11/30/2022	$7,673	$7,695	$8,645
12/31/2022	$7,341	$7,577	$8,652
1/31/2023	$8,028	$8,218	$9,353
2/28/2023	$7,688	$7,867	$9,158
3/31/2023	$8,135	$8,228	$9,385
4/30/2023	$8,175	$8,312	$9,650
5/31/2023	$8,075	$8,081	$9,241
6/30/2023	$8,375	$8,388	$9,662
7/31/2023	$8,468	$8,650	$9,974
8/31/2023	$8,115	$8,209	$9,592
9/30/2023	$7,588	$7,775	$9,265
10/31/2023	$7,315	$7,473	$8,889
11/30/2023	$8,088	$8,246	$9,714
12/31/2023	$8,496	$8,641	$10,230
1/31/2024	$8,583	$8,574	$10,289
2/29/2024	$9,134	$8,902	$10,477
3/31/2024	$9,402	$9,151	$10,822
4/30/2024	$8,973	$8,898	$10,545
5/31/2024	$9,396	$9,133	$10,953
6/30/2024	$9,577	$9,218	$10,777
7/31/2024	$9,537	$9,315	$11,093

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 6/24/21
Class I at NAV	12.62%	(1.52%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LIAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9254-I

09/24

Class R3

LRAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$127	1.20%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.09%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$9,993	$9,830	$9,967
8/31/2021	$10,212	$10,052	$10,143
9/30/2021	$9,590	$9,620	$9,849
10/31/2021	$10,000	$9,918	$10,091
11/30/2021	$9,709	$9,560	$9,621
12/31/2021	$9,980	$9,847	$10,114
1/31/2022	$9,015	$9,053	$9,625
2/28/2022	$8,599	$8,801	$9,455
3/31/2022	$8,533	$8,787	$9,516
4/30/2022	$7,892	$8,133	$8,900
5/31/2022	$7,786	$8,063	$8,967
6/30/2022	$7,257	$7,406	$8,135
7/31/2022	$7,634	$7,814	$8,540
8/31/2022	$7,211	$7,509	$8,135
9/30/2022	$6,550	$6,712	$7,374
10/31/2022	$6,702	$6,844	$7,770
11/30/2022	$7,614	$7,695	$8,645
12/31/2022	$7,283	$7,577	$8,652
1/31/2023	$7,966	$8,218	$9,353
2/28/2023	$7,621	$7,867	$9,158
3/31/2023	$8,066	$8,228	$9,385
4/30/2023	$8,099	$8,312	$9,650
5/31/2023	$8,000	$8,081	$9,241
6/30/2023	$8,291	$8,388	$9,662
7/31/2023	$8,378	$8,650	$9,974
8/31/2023	$8,026	$8,209	$9,592
9/30/2023	$7,502	$7,775	$9,265
10/31/2023	$7,230	$7,473	$8,889
11/30/2023	$7,993	$8,246	$9,714
12/31/2023	$8,393	$8,641	$10,230
1/31/2024	$8,466	$8,574	$10,289
2/29/2024	$9,011	$8,902	$10,477
3/31/2024	$9,277	$9,151	$10,822
4/30/2024	$8,845	$8,898	$10,545
5/31/2024	$9,257	$9,133	$10,953
6/30/2024	$9,437	$9,218	$10,777
7/31/2024	$9,390	$9,315	$11,093

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 6/24/21
Class R3 at NAV	12.09%	(2.01%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LRAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9255-R3

09/24

Class R4

LASGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$101	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.37%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$9,993	$9,830	$9,967
8/31/2021	$10,212	$10,052	$10,143
9/30/2021	$9,597	$9,620	$9,849
10/31/2021	$10,013	$9,918	$10,091
11/30/2021	$9,722	$9,560	$9,621
12/31/2021	$9,993	$9,847	$10,114
1/31/2022	$9,028	$9,053	$9,625
2/28/2022	$8,612	$8,801	$9,455
3/31/2022	$8,553	$8,787	$9,516
4/30/2022	$7,911	$8,133	$8,900
5/31/2022	$7,799	$8,063	$8,967
6/30/2022	$7,277	$7,406	$8,135
7/31/2022	$7,654	$7,814	$8,540
8/31/2022	$7,237	$7,509	$8,135
9/30/2022	$6,570	$6,712	$7,374
10/31/2022	$6,728	$6,844	$7,770
11/30/2022	$7,640	$7,695	$8,645
12/31/2022	$7,316	$7,577	$8,652
1/31/2023	$7,994	$8,218	$9,353
2/28/2023	$7,655	$7,867	$9,158
3/31/2023	$8,100	$8,228	$9,385
4/30/2023	$8,134	$8,312	$9,650
5/31/2023	$8,034	$8,081	$9,241
6/30/2023	$8,333	$8,388	$9,662
7/31/2023	$8,420	$8,650	$9,974
8/31/2023	$8,067	$8,209	$9,592
9/30/2023	$7,548	$7,775	$9,265
10/31/2023	$7,276	$7,473	$8,889
11/30/2023	$8,040	$8,246	$9,714
12/31/2023	$8,439	$8,641	$10,230
1/31/2024	$8,526	$8,574	$10,289
2/29/2024	$9,067	$8,902	$10,477
3/31/2024	$9,334	$9,151	$10,822
4/30/2024	$8,906	$8,898	$10,545
5/31/2024	$9,327	$9,133	$10,953
6/30/2024	$9,501	$9,218	$10,777
7/31/2024	$9,461	$9,315	$11,093

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 6/24/21
Class R4 at NAV	12.37%	(1.77%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LASGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9256-R4

09/24

Class R5

LTAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$76	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.69%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,020	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,007	$9,847	$10,114
1/31/2022	$9,042	$9,053	$9,625
2/28/2022	$8,625	$8,801	$9,455
3/31/2022	$8,566	$8,787	$9,516
4/30/2022	$7,925	$8,133	$8,900
5/31/2022	$7,819	$8,063	$8,967
6/30/2022	$7,297	$7,406	$8,135
7/31/2022	$7,673	$7,814	$8,540
8/31/2022	$7,257	$7,509	$8,135
9/30/2022	$6,590	$6,712	$7,374
10/31/2022	$6,748	$6,844	$7,770
11/30/2022	$7,673	$7,695	$8,645
12/31/2022	$7,341	$7,577	$8,652
1/31/2023	$8,028	$8,218	$9,353
2/28/2023	$7,688	$7,867	$9,158
3/31/2023	$8,135	$8,228	$9,385
4/30/2023	$8,175	$8,312	$9,650
5/31/2023	$8,075	$8,081	$9,241
6/30/2023	$8,375	$8,388	$9,662
7/31/2023	$8,462	$8,650	$9,974
8/31/2023	$8,115	$8,209	$9,592
9/30/2023	$7,588	$7,775	$9,265
10/31/2023	$7,315	$7,473	$8,889
11/30/2023	$8,088	$8,246	$9,714
12/31/2023	$8,495	$8,641	$10,230
1/31/2024	$8,582	$8,574	$10,289
2/29/2024	$9,132	$8,902	$10,477
3/31/2024	$9,401	$9,151	$10,822
4/30/2024	$8,971	$8,898	$10,545
5/31/2024	$9,394	$9,133	$10,953
6/30/2024	$9,576	$9,218	$10,777
7/31/2024	$9,535	$9,315	$11,093

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 6/24/21
Class R5 at NAV	12.69%	(1.52%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LTAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9257-R5

09/24

Class R6

LAVGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.62%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 12.77%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 7.69% of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based market index, the MSCI EAFE Index (Net), returned 11.21% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corp. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to MercadoLibre, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Adyen NV. Also, within the Financials sector, an overweight allocation to Grupo Financiero Banorte SAB de CV detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI All Country World ex USA Growth Index (Net)	MSCI EAFE Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,981	$9,893
7/31/2021	$10,000	$9,830	$9,967
8/31/2021	$10,218	$10,052	$10,143
9/30/2021	$9,603	$9,620	$9,849
10/31/2021	$10,026	$9,918	$10,091
11/30/2021	$9,736	$9,560	$9,621
12/31/2021	$10,013	$9,847	$10,114
1/31/2022	$9,048	$9,053	$9,625
2/28/2022	$8,632	$8,801	$9,455
3/31/2022	$8,572	$8,787	$9,516
4/30/2022	$7,931	$8,133	$8,900
5/31/2022	$7,826	$8,063	$8,967
6/30/2022	$7,303	$7,406	$8,135
7/31/2022	$7,687	$7,814	$8,540
8/31/2022	$7,264	$7,509	$8,135
9/30/2022	$6,596	$6,712	$7,374
10/31/2022	$6,755	$6,844	$7,770
11/30/2022	$7,680	$7,695	$8,645
12/31/2022	$7,350	$7,577	$8,652
1/31/2023	$8,037	$8,218	$9,353
2/28/2023	$7,697	$7,867	$9,158
3/31/2023	$8,144	$8,228	$9,385
4/30/2023	$8,184	$8,312	$9,650
5/31/2023	$8,091	$8,081	$9,241
6/30/2023	$8,391	$8,388	$9,662
7/31/2023	$8,484	$8,650	$9,974
8/31/2023	$8,131	$8,209	$9,592
9/30/2023	$7,604	$7,775	$9,265
10/31/2023	$7,330	$7,473	$8,889
11/30/2023	$8,111	$8,246	$9,714
12/31/2023	$8,519	$8,641	$10,230
1/31/2024	$8,600	$8,574	$10,289
2/29/2024	$9,151	$8,902	$10,477
3/31/2024	$9,426	$9,151	$10,822
4/30/2024	$8,990	$8,898	$10,545
5/31/2024	$9,420	$9,133	$10,953
6/30/2024	$9,601	$9,218	$10,777
7/31/2024	$9,568	$9,315	$11,093

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 6/24/21
Class R6 at NAV	12.77%	(1.42%)
MSCI All Country World ex USA Growth Index (Net)	7.69%	(2.26%)
MSCI EAFE Index (Net)Footnote Reference*	11.21%	3.40%
Footnote	Description
Footnote*	The Fund has adopted the MSCI EAFE Net Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$2,926,146
# of Portfolio Holdings	86
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.95%
Consumer Discretionary	9.91%
Consumer Staples	6.54%
Energy	0.57%
Financials	8.87%
Health Care	13.69%
Industrials	18.38%
Information Technology	28.35%
Materials	7.04%
Real Estate	0.70%
100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes of the Fund since July 31, 2024. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.57% to 0.64% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LAVGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9258-R6

09/24

Class A

LSYAX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.41%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$9,776	$10,000	$10,000
5/31/2020	$10,080	$10,381	$10,047
6/30/2020	$10,163	$10,474	$10,110
7/31/2020	$10,515	$10,846	$10,261
8/31/2020	$10,627	$10,941	$10,178
9/30/2020	$10,571	$10,851	$10,172
10/31/2020	$10,636	$10,896	$10,127
11/30/2020	$10,972	$11,216	$10,226
12/31/2020	$11,138	$11,367	$10,240
1/31/2021	$11,216	$11,404	$10,167
2/28/2021	$11,305	$11,467	$10,020
3/31/2021	$11,354	$11,538	$9,895
4/30/2021	$11,443	$11,635	$9,973
5/31/2021	$11,501	$11,675	$10,006
6/30/2021	$11,583	$11,761	$10,076
7/31/2021	$11,589	$11,764	$10,189
8/31/2021	$11,626	$11,815	$10,169
9/30/2021	$11,665	$11,832	$10,081
10/31/2021	$11,703	$11,843	$10,079
11/30/2021	$11,592	$11,760	$10,108
12/31/2021	$11,754	$11,921	$10,083
1/31/2022	$11,599	$11,745	$9,865
2/28/2022	$11,529	$11,700	$9,755
3/31/2022	$11,507	$11,650	$9,484
4/30/2022	$11,272	$11,427	$9,124
5/31/2022	$11,261	$11,428	$9,183
6/30/2022	$10,623	$10,843	$9,039
7/31/2022	$11,121	$11,344	$9,260
8/31/2022	$10,989	$11,158	$8,998
9/30/2022	$10,675	$10,869	$8,610
10/31/2022	$10,928	$11,145	$8,498
11/30/2022	$11,117	$11,330	$8,811
12/31/2022	$11,077	$11,278	$8,771
1/31/2023	$11,402	$11,606	$9,041
2/28/2023	$11,298	$11,518	$8,807
3/31/2023	$11,371	$11,618	$9,031
4/30/2023	$11,468	$11,712	$9,085
5/31/2023	$11,411	$11,645	$8,986
6/30/2023	$11,595	$11,805	$8,954
7/31/2023	$11,733	$11,947	$8,948
8/31/2023	$11,786	$11,991	$8,891
9/30/2023	$11,753	$11,916	$8,665
10/31/2023	$11,662	$11,836	$8,528
11/30/2023	$12,065	$12,253	$8,914
12/31/2023	$12,407	$12,592	$9,256
1/31/2024	$12,468	$12,605	$9,230
2/29/2024	$12,540	$12,645	$9,100
3/31/2024	$12,678	$12,770	$9,184
4/30/2024	$12,624	$12,702	$8,952
5/31/2024	$12,751	$12,826	$9,104
6/30/2024	$12,865	$12,942	$9,190
7/31/2024	$13,071	$13,135	$9,405

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 4/30/20
Class A at NAV	11.41%	7.07%
Class A with sales charge	8.92%	6.50%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LSYAX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9050-A

09/24

Class C

LSYCX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.36%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 10.62%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,304	$10,381	$10,047
6/30/2020	$10,382	$10,474	$10,110
7/31/2020	$10,734	$10,846	$10,261
8/31/2020	$10,842	$10,941	$10,178
9/30/2020	$10,777	$10,851	$10,172
10/31/2020	$10,845	$10,896	$10,127
11/30/2020	$11,169	$11,216	$10,226
12/31/2020	$11,331	$11,367	$10,240
1/31/2021	$11,403	$11,404	$10,167
2/28/2021	$11,487	$11,467	$10,020
3/31/2021	$11,529	$11,538	$9,895
4/30/2021	$11,611	$11,635	$9,973
5/31/2021	$11,663	$11,675	$10,006
6/30/2021	$11,739	$11,761	$10,076
7/31/2021	$11,737	$11,764	$10,189
8/31/2021	$11,768	$11,815	$10,169
9/30/2021	$11,800	$11,832	$10,081
10/31/2021	$11,831	$11,843	$10,079
11/30/2021	$11,712	$11,760	$10,108
12/31/2021	$11,869	$11,921	$10,083
1/31/2022	$11,705	$11,745	$9,865
2/28/2022	$11,629	$11,700	$9,755
3/31/2022	$11,599	$11,650	$9,484
4/30/2022	$11,356	$11,427	$9,124
5/31/2022	$11,338	$11,428	$9,183
6/30/2022	$10,690	$10,843	$9,039
7/31/2022	$11,184	$11,344	$9,260
8/31/2022	$11,045	$11,158	$8,998
9/30/2022	$10,723	$10,869	$8,610
10/31/2022	$10,971	$11,145	$8,498
11/30/2022	$11,155	$11,330	$8,811
12/31/2022	$11,109	$11,278	$8,771
1/31/2023	$11,417	$11,606	$9,041
2/28/2023	$11,307	$11,518	$8,807
3/31/2023	$11,386	$11,618	$9,031
4/30/2023	$11,476	$11,712	$9,085
5/31/2023	$11,413	$11,645	$8,986
6/30/2023	$11,590	$11,805	$8,954
7/31/2023	$11,722	$11,947	$8,948
8/31/2023	$11,757	$11,991	$8,891
9/30/2023	$11,730	$11,916	$8,665
10/31/2023	$11,632	$11,836	$8,528
11/30/2023	$12,027	$12,253	$8,914
12/31/2023	$12,348	$12,592	$9,256
1/31/2024	$12,401	$12,605	$9,230
2/29/2024	$12,478	$12,645	$9,100
3/31/2024	$12,595	$12,770	$9,184
4/30/2024	$12,547	$12,702	$8,952
5/31/2024	$12,665	$12,826	$9,104
6/30/2024	$12,771	$12,942	$9,190
7/31/2024	$12,968	$13,135	$9,405

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 4/30/20
Class C at NAV	10.62%	6.30%
Class C with sales charge	9.62%	6.30%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LSYCX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9051-C

09/24

Class F

LSYFX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$48	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.63%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,381	$10,047
6/30/2020	$10,400	$10,474	$10,110
7/31/2020	$10,761	$10,846	$10,261
8/31/2020	$10,878	$10,941	$10,178
9/30/2020	$10,822	$10,851	$10,172
10/31/2020	$10,890	$10,896	$10,127
11/30/2020	$11,235	$11,216	$10,226
12/31/2020	$11,407	$11,367	$10,240
1/31/2021	$11,489	$11,404	$10,167
2/28/2021	$11,582	$11,467	$10,020
3/31/2021	$11,634	$11,538	$9,895
4/30/2021	$11,727	$11,635	$9,973
5/31/2021	$11,789	$11,675	$10,006
6/30/2021	$11,875	$11,761	$10,076
7/31/2021	$11,883	$11,764	$10,189
8/31/2021	$11,924	$11,815	$10,169
9/30/2021	$11,966	$11,832	$10,081
10/31/2021	$11,996	$11,843	$10,079
11/30/2021	$11,895	$11,760	$10,108
12/31/2021	$12,063	$11,921	$10,083
1/31/2022	$11,905	$11,745	$9,865
2/28/2022	$11,836	$11,700	$9,755
3/31/2022	$11,815	$11,650	$9,484
4/30/2022	$11,575	$11,427	$9,124
5/31/2022	$11,555	$11,428	$9,183
6/30/2022	$10,913	$10,843	$9,039
7/31/2022	$11,426	$11,344	$9,260
8/31/2022	$11,281	$11,158	$8,998
9/30/2022	$10,960	$10,869	$8,610
10/31/2022	$11,233	$11,145	$8,498
11/30/2022	$11,418	$11,330	$8,811
12/31/2022	$11,390	$11,278	$8,771
1/31/2023	$11,715	$11,606	$9,041
2/28/2023	$11,610	$11,518	$8,807
3/31/2023	$11,699	$11,618	$9,031
4/30/2023	$11,799	$11,712	$9,085
5/31/2023	$11,731	$11,645	$8,986
6/30/2023	$11,934	$11,805	$8,954
7/31/2023	$12,066	$11,947	$8,948
8/31/2023	$12,123	$11,991	$8,891
9/30/2023	$12,091	$11,916	$8,665
10/31/2023	$11,999	$11,836	$8,528
11/30/2023	$12,428	$12,253	$8,914
12/31/2023	$12,770	$12,592	$9,256
1/31/2024	$12,835	$12,605	$9,230
2/29/2024	$12,911	$12,645	$9,100
3/31/2024	$13,055	$12,770	$9,184
4/30/2024	$13,001	$12,702	$8,952
5/31/2024	$13,134	$12,826	$9,104
6/30/2024	$13,254	$12,942	$9,190
7/31/2024	$13,469	$13,135	$9,405

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 4/30/20
Class F at NAV	11.63%	7.26%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LSYFX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9052-F

09/24

Class F3

LSYNX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$38	0.36%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.70%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,314	$10,381	$10,047
6/30/2020	$10,401	$10,474	$10,110
7/31/2020	$10,763	$10,846	$10,261
8/31/2020	$10,880	$10,941	$10,178
9/30/2020	$10,825	$10,851	$10,172
10/31/2020	$10,893	$10,896	$10,127
11/30/2020	$11,239	$11,216	$10,226
12/31/2020	$11,411	$11,367	$10,240
1/31/2021	$11,495	$11,404	$10,167
2/28/2021	$11,589	$11,467	$10,020
3/31/2021	$11,641	$11,538	$9,895
4/30/2021	$11,735	$11,635	$9,973
5/31/2021	$11,798	$11,675	$10,006
6/30/2021	$11,884	$11,761	$10,076
7/31/2021	$11,893	$11,764	$10,189
8/31/2021	$11,935	$11,815	$10,169
9/30/2021	$11,977	$11,832	$10,081
10/31/2021	$12,019	$11,843	$10,079
11/30/2021	$11,908	$11,760	$10,108
12/31/2021	$12,077	$11,921	$10,083
1/31/2022	$11,920	$11,745	$9,865
2/28/2022	$11,851	$11,700	$9,755
3/31/2022	$11,830	$11,650	$9,484
4/30/2022	$11,591	$11,427	$9,124
5/31/2022	$11,582	$11,428	$9,183
6/30/2022	$10,929	$10,843	$9,039
7/31/2022	$11,443	$11,344	$9,260
8/31/2022	$11,309	$11,158	$8,998
9/30/2022	$10,988	$10,869	$8,610
10/31/2022	$11,251	$11,145	$8,498
11/30/2022	$11,447	$11,330	$8,811
12/31/2022	$11,408	$11,278	$8,771
1/31/2023	$11,746	$11,606	$9,041
2/28/2023	$11,641	$11,518	$8,807
3/31/2023	$11,718	$11,618	$9,031
4/30/2023	$11,832	$11,712	$9,085
5/31/2023	$11,764	$11,645	$8,986
6/30/2023	$11,968	$11,805	$8,954
7/31/2023	$12,100	$11,947	$8,948
8/31/2023	$12,158	$11,991	$8,891
9/30/2023	$12,126	$11,916	$8,665
10/31/2023	$12,034	$11,836	$8,528
11/30/2023	$12,465	$12,253	$8,914
12/31/2023	$12,808	$12,592	$9,256
1/31/2024	$12,874	$12,605	$9,230
2/29/2024	$12,952	$12,645	$9,100
3/31/2024	$13,097	$12,770	$9,184
4/30/2024	$13,044	$12,702	$8,952
5/31/2024	$13,179	$12,826	$9,104
6/30/2024	$13,300	$12,942	$9,190
7/31/2024	$13,516	$13,135	$9,405

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 4/30/20
Class F3 at NAV	11.70%	7.34%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

This is a summary of certain changes of the Fund since July 31, 2024. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses decreased from 0.42% to 0.36% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LSYNX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9054-F3

09/24

Class I

LSYIX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.63%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,381	$10,047
6/30/2020	$10,400	$10,474	$10,110
7/31/2020	$10,761	$10,846	$10,261
8/31/2020	$10,878	$10,941	$10,178
9/30/2020	$10,822	$10,851	$10,172
10/31/2020	$10,890	$10,896	$10,127
11/30/2020	$11,235	$11,216	$10,226
12/31/2020	$11,408	$11,367	$10,240
1/31/2021	$11,490	$11,404	$10,167
2/28/2021	$11,584	$11,467	$10,020
3/31/2021	$11,636	$11,538	$9,895
4/30/2021	$11,729	$11,635	$9,973
5/31/2021	$11,791	$11,675	$10,006
6/30/2021	$11,877	$11,761	$10,076
7/31/2021	$11,885	$11,764	$10,189
8/31/2021	$11,926	$11,815	$10,169
9/30/2021	$11,968	$11,832	$10,081
10/31/2021	$12,009	$11,843	$10,079
11/30/2021	$11,897	$11,760	$10,108
12/31/2021	$12,066	$11,921	$10,083
1/31/2022	$11,908	$11,745	$9,865
2/28/2022	$11,839	$11,700	$9,755
3/31/2022	$11,817	$11,650	$9,484
4/30/2022	$11,578	$11,427	$9,124
5/31/2022	$11,558	$11,428	$9,183
6/30/2022	$10,904	$10,843	$9,039
7/31/2022	$11,417	$11,344	$9,260
8/31/2022	$11,283	$11,158	$8,998
9/30/2022	$10,962	$10,869	$8,610
10/31/2022	$11,224	$11,145	$8,498
11/30/2022	$11,408	$11,330	$8,811
12/31/2022	$11,381	$11,278	$8,771
1/31/2023	$11,705	$11,606	$9,041
2/28/2023	$11,600	$11,518	$8,807
3/31/2023	$11,677	$11,618	$9,031
4/30/2023	$11,790	$11,712	$9,085
5/31/2023	$11,722	$11,645	$8,986
6/30/2023	$11,925	$11,805	$8,954
7/31/2023	$12,057	$11,947	$8,948
8/31/2023	$12,113	$11,991	$8,891
9/30/2023	$12,081	$11,916	$8,665
10/31/2023	$11,989	$11,836	$8,528
11/30/2023	$12,418	$12,253	$8,914
12/31/2023	$12,760	$12,592	$9,256
1/31/2024	$12,825	$12,605	$9,230
2/29/2024	$12,901	$12,645	$9,100
3/31/2024	$13,045	$12,770	$9,184
4/30/2024	$12,991	$12,702	$8,952
5/31/2024	$13,124	$12,826	$9,104
6/30/2024	$13,244	$12,942	$9,190
7/31/2024	$13,459	$13,135	$9,405

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 4/30/20
Class I at NAV	11.63%	7.24%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LSYIX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9053-I

09/24

Class R3

LSYQX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$100	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.08%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,309	$10,381	$10,047
6/30/2020	$10,391	$10,474	$10,110
7/31/2020	$10,748	$10,846	$10,261
8/31/2020	$10,859	$10,941	$10,178
9/30/2020	$10,799	$10,851	$10,172
10/31/2020	$10,862	$10,896	$10,127
11/30/2020	$11,201	$11,216	$10,226
12/31/2020	$11,368	$11,367	$10,240
1/31/2021	$11,445	$11,404	$10,167
2/28/2021	$11,534	$11,467	$10,020
3/31/2021	$11,581	$11,538	$9,895
4/30/2021	$11,668	$11,635	$9,973
5/31/2021	$11,725	$11,675	$10,006
6/30/2021	$11,805	$11,761	$10,076
7/31/2021	$11,809	$11,764	$10,189
8/31/2021	$11,844	$11,815	$10,169
9/30/2021	$11,881	$11,832	$10,081
10/31/2021	$11,917	$11,843	$10,079
11/30/2021	$11,801	$11,760	$10,108
12/31/2021	$11,963	$11,921	$10,083
1/31/2022	$11,802	$11,745	$9,865
2/28/2022	$11,729	$11,700	$9,755
3/31/2022	$11,703	$11,650	$9,484
4/30/2022	$11,462	$11,427	$9,124
5/31/2022	$11,448	$11,428	$9,183
6/30/2022	$10,797	$10,843	$9,039
7/31/2022	$11,300	$11,344	$9,260
8/31/2022	$11,163	$11,158	$8,998
9/30/2022	$10,841	$10,869	$8,610
10/31/2022	$11,095	$11,145	$8,498
11/30/2022	$11,285	$11,330	$8,811
12/31/2022	$11,241	$11,278	$8,771
1/31/2023	$11,568	$11,606	$9,041
2/28/2023	$11,460	$11,518	$8,807
3/31/2023	$11,532	$11,618	$9,031
4/30/2023	$11,639	$11,712	$9,085
5/31/2023	$11,566	$11,645	$8,986
6/30/2023	$11,762	$11,805	$8,954
7/31/2023	$11,887	$11,947	$8,948
8/31/2023	$11,938	$11,991	$8,891
9/30/2023	$11,901	$11,916	$8,665
10/31/2023	$11,806	$11,836	$8,528
11/30/2023	$12,210	$12,253	$8,914
12/31/2023	$12,554	$12,592	$9,256
1/31/2024	$12,613	$12,605	$9,230
2/29/2024	$12,683	$12,645	$9,100
3/31/2024	$12,806	$12,770	$9,184
4/30/2024	$12,761	$12,702	$8,952
5/31/2024	$12,886	$12,826	$9,104
6/30/2024	$12,998	$12,942	$9,190
7/31/2024	$13,203	$13,135	$9,405

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 4/30/20
Class R3 at NAV	11.08%	6.75%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LSYQX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9055-R3

09/24

Class R4

LSYSX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$74	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.35%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,311	$10,381	$10,047
6/30/2020	$10,395	$10,474	$10,110
7/31/2020	$10,754	$10,846	$10,261
8/31/2020	$10,869	$10,941	$10,178
9/30/2020	$10,810	$10,851	$10,172
10/31/2020	$10,876	$10,896	$10,127
11/30/2020	$11,218	$11,216	$10,226
12/31/2020	$11,388	$11,367	$10,240
1/31/2021	$11,468	$11,404	$10,167
2/28/2021	$11,559	$11,467	$10,020
3/31/2021	$11,608	$11,538	$9,895
4/30/2021	$11,698	$11,635	$9,973
5/31/2021	$11,757	$11,675	$10,006
6/30/2021	$11,840	$11,761	$10,076
7/31/2021	$11,846	$11,764	$10,189
8/31/2021	$11,884	$11,815	$10,169
9/30/2021	$11,923	$11,832	$10,081
10/31/2021	$11,962	$11,843	$10,079
11/30/2021	$11,847	$11,760	$10,108
12/31/2021	$12,013	$11,921	$10,083
1/31/2022	$11,854	$11,745	$9,865
2/28/2022	$11,782	$11,700	$9,755
3/31/2022	$11,759	$11,650	$9,484
4/30/2022	$11,518	$11,427	$9,124
5/31/2022	$11,507	$11,428	$9,183
6/30/2022	$10,855	$10,843	$9,039
7/31/2022	$11,363	$11,344	$9,260
8/31/2022	$11,228	$11,158	$8,998
9/30/2022	$10,907	$10,869	$8,610
10/31/2022	$11,165	$11,145	$8,498
11/30/2022	$11,357	$11,330	$8,811
12/31/2022	$11,316	$11,278	$8,771
1/31/2023	$11,648	$11,606	$9,041
2/28/2023	$11,541	$11,518	$8,807
3/31/2023	$11,616	$11,618	$9,031
4/30/2023	$11,726	$11,712	$9,085
5/31/2023	$11,655	$11,645	$8,986
6/30/2023	$11,855	$11,805	$8,954
7/31/2023	$11,983	$11,947	$8,948
8/31/2023	$12,038	$11,991	$8,891
9/30/2023	$12,003	$11,916	$8,665
10/31/2023	$11,910	$11,836	$8,528
11/30/2023	$12,333	$12,253	$8,914
12/31/2023	$12,669	$12,592	$9,256
1/31/2024	$12,731	$12,605	$9,230
2/29/2024	$12,805	$12,645	$9,100
3/31/2024	$12,944	$12,770	$9,184
4/30/2024	$12,889	$12,702	$8,952
5/31/2024	$13,018	$12,826	$9,104
6/30/2024	$13,133	$12,942	$9,190
7/31/2024	$13,344	$13,135	$9,405

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 4/30/20
Class R4 at NAV	11.35%	7.02%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LSYSX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9056-R4

09/24

Class R5

LSYTX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$48	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.63%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,381	$10,047
6/30/2020	$10,399	$10,474	$10,110
7/31/2020	$10,761	$10,846	$10,261
8/31/2020	$10,878	$10,941	$10,178
9/30/2020	$10,821	$10,851	$10,172
10/31/2020	$10,889	$10,896	$10,127
11/30/2020	$11,234	$11,216	$10,226
12/31/2020	$11,406	$11,367	$10,240
1/31/2021	$11,489	$11,404	$10,167
2/28/2021	$11,582	$11,467	$10,020
3/31/2021	$11,634	$11,538	$9,895
4/30/2021	$11,727	$11,635	$9,973
5/31/2021	$11,789	$11,675	$10,006
6/30/2021	$11,874	$11,761	$10,076
7/31/2021	$11,883	$11,764	$10,189
8/31/2021	$11,923	$11,815	$10,169
9/30/2021	$11,965	$11,832	$10,081
10/31/2021	$12,007	$11,843	$10,079
11/30/2021	$11,895	$11,760	$10,108
12/31/2021	$12,063	$11,921	$10,083
1/31/2022	$11,906	$11,745	$9,865
2/28/2022	$11,837	$11,700	$9,755
3/31/2022	$11,816	$11,650	$9,484
4/30/2022	$11,576	$11,427	$9,124
5/31/2022	$11,568	$11,428	$9,183
6/30/2022	$10,915	$10,843	$9,039
7/31/2022	$11,428	$11,344	$9,260
8/31/2022	$11,294	$11,158	$8,998
9/30/2022	$10,973	$10,869	$8,610
10/31/2022	$11,235	$11,145	$8,498
11/30/2022	$11,431	$11,330	$8,811
12/31/2022	$11,392	$11,278	$8,771
1/31/2023	$11,728	$11,606	$9,041
2/28/2023	$11,623	$11,518	$8,807
3/31/2023	$11,701	$11,618	$9,031
4/30/2023	$11,814	$11,712	$9,085
5/31/2023	$11,745	$11,645	$8,986
6/30/2023	$11,949	$11,805	$8,954
7/31/2023	$12,081	$11,947	$8,948
8/31/2023	$12,138	$11,991	$8,891
9/30/2023	$12,106	$11,916	$8,665
10/31/2023	$12,015	$11,836	$8,528
11/30/2023	$12,431	$12,253	$8,914
12/31/2023	$12,786	$12,592	$9,256
1/31/2024	$12,851	$12,605	$9,230
2/29/2024	$12,927	$12,645	$9,100
3/31/2024	$13,058	$12,770	$9,184
4/30/2024	$13,017	$12,702	$8,952
5/31/2024	$13,151	$12,826	$9,104
6/30/2024	$13,270	$12,942	$9,190
7/31/2024	$13,486	$13,135	$9,405

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 4/30/20
Class R5 at NAV	11.63%	7.29%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LSYTX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9057-R5

09/24

Class R6

LSYUX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2023 to July 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.36%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2024, the Fund returned 11.71%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 9.95% of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based market index, the Bloomberg Aggregate Bond Index, returned 5.10% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, specifically in the second half of the period, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by the U.S. Federal Reserve (the Fed). Negative factors, specifically in the beginning of the period, included stronger-than-expected GDP growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, U.S. high yield credit delivered strong returns.

Top contributors to performance: Security selection within the Energy and Basic Industry sectors contributed to relative performance. An overweight allocation to Single B and CCC-rated bonds contributed to relative performance.

Top detractors from performance: Security selection in the Real Estate and Services sectors detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	Bloomberg Aggregate Bond Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,314	$10,381	$10,047
6/30/2020	$10,401	$10,474	$10,110
7/31/2020	$10,763	$10,846	$10,261
8/31/2020	$10,881	$10,941	$10,178
9/30/2020	$10,825	$10,851	$10,172
10/31/2020	$10,894	$10,896	$10,127
11/30/2020	$11,239	$11,216	$10,226
12/31/2020	$11,412	$11,367	$10,240
1/31/2021	$11,495	$11,404	$10,167
2/28/2021	$11,589	$11,467	$10,020
3/31/2021	$11,642	$11,538	$9,895
4/30/2021	$11,735	$11,635	$9,973
5/31/2021	$11,798	$11,675	$10,006
6/30/2021	$11,884	$11,761	$10,076
7/31/2021	$11,894	$11,764	$10,189
8/31/2021	$11,946	$11,815	$10,169
9/30/2021	$11,988	$11,832	$10,081
10/31/2021	$12,019	$11,843	$10,079
11/30/2021	$11,908	$11,760	$10,108
12/31/2021	$12,076	$11,921	$10,083
1/31/2022	$11,930	$11,745	$9,865
2/28/2022	$11,850	$11,700	$9,755
3/31/2022	$11,829	$11,650	$9,484
4/30/2022	$11,601	$11,427	$9,124
5/31/2022	$11,581	$11,428	$9,183
6/30/2022	$10,927	$10,843	$9,039
7/31/2022	$11,441	$11,344	$9,260
8/31/2022	$11,307	$11,158	$8,998
9/30/2022	$10,987	$10,869	$8,610
10/31/2022	$11,249	$11,145	$8,498
11/30/2022	$11,446	$11,330	$8,811
12/31/2022	$11,407	$11,278	$8,771
1/31/2023	$11,744	$11,606	$9,041
2/28/2023	$11,627	$11,518	$8,807
3/31/2023	$11,717	$11,618	$9,031
4/30/2023	$11,818	$11,712	$9,085
5/31/2023	$11,762	$11,645	$8,986
6/30/2023	$11,954	$11,805	$8,954
7/31/2023	$12,099	$11,947	$8,948
8/31/2023	$12,156	$11,991	$8,891
9/30/2023	$12,124	$11,916	$8,665
10/31/2023	$12,033	$11,836	$8,528
11/30/2023	$12,450	$12,253	$8,914
12/31/2023	$12,794	$12,592	$9,256
1/31/2024	$12,860	$12,605	$9,230
2/29/2024	$12,950	$12,645	$9,100
3/31/2024	$13,082	$12,770	$9,184
4/30/2024	$13,043	$12,702	$8,952
5/31/2024	$13,177	$12,826	$9,104
6/30/2024	$13,298	$12,942	$9,190
7/31/2024	$13,515	$13,135	$9,405

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

	1 Year	Since Inception 4/30/20
Class R6 at NAV	11.71%	7.34%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	9.95%	6.62%
Bloomberg Aggregate Bond IndexFootnote Reference*	5.10%	(1.43%)
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2024)

Total Net Assets	$5,199,445,955
# of Portfolio Holdings	736
Portfolio Turnover Rate	160%
Total Advisory Fees Paid	$7,640,906

What did the Fund invest in?

(as of July 31, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	0.97%
Convertible Bonds	1.91%
Convertible Preferred Stocks	0.28%
Corporate Bonds	78.00%
Floating Rate Loans	11.42%
Foreign Government Obligations	0.30%
Government Sponsored Enterprises Pass-Throughs	3.05%
Money Market Funds	3.17%
Repurchase Agreements	0.90%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Summary of Fund Changes

This is a summary of certain changes of the Fund since July 31, 2024. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses decreased from 0.42% to 0.36% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LSYUX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2024

lordabbett.com/FundDocuments

TSR-A-9058-R6

09/24

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2024 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey and Karla M. Rabusch. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2024 and 2023 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2024	2023
Audit Fees {a}	$251,250	$199,250
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	$251,250	$199250

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$251,250	$199,250

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2024 and 2023 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees {a}	$250,000	$230,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Climate Focused Bond Fund

Emerging Markets Equity Fund

International Growth Fund

Investment Grade Floating Rate Fund

Short Duration High Yield Fund

For the fiscal year ended July 31, 2024

Table of Contents

Schedules of Investments (Item 7):

1	Climate Focused Bond Fund

14	Emerging Markets Equity Fund

19	International Growth Fund

24	Investment Grade Floating Rate Fund

39	Short Duration High Yield Fund

80	Statements of Assets and Liabilities (Item 7)

84	Statements of Operations (Item 7)

86	Statements of Changes in Net Assets (Item 7)

90	Financial Highlights (Item 7)

106	Notes to Financial Statements (Item 7)

134	Report of Independent Registered Public Accounting Firm (Item 7)

136	Changes in and Disagreements with Accountants (Item 8)

136	Proxy Disclosures (Item 9)

136	Remuneration Paid to Trustees, Officers, and Others (Item 10)

Schedule of Investments

CLIMATE FOCUSED BOND FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
LONG-TERM INVESTMENTS 94.63%

ASSET-BACKED SECURITIES 0.24%

Automobiles 0.24%
Tesla Auto Lease Trust Series 2023-A Class A3† (cost $49,998)	5.89%		6/22/2026		$50,000	$50,158

CONVERTIBLE BONDS 0.42%

Energy-Alternate Sources 0.09%
Enphase Energy, Inc.	Zero Coupon		3/1/2028		23,000	19,916

Environmental Control 0.12%
Tetra Tech, Inc.†	2.25%		8/15/2028		20,000	24,273

REITS 0.21%
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon		5/1/2025		42,000	44,363
Total Convertible Bonds (cost $82,426)						88,552

CORPORATE BONDS 68.42%

Auto Manufacturers 1.38%
Ford Motor Co.	3.25%		2/12/2032		83,000	69,703
Hyundai Capital America†	5.80%		6/26/2025		112,000	112,516
Volvo Car AB	4.75%		5/8/2030	EUR	100,000	109,748
Total						291,967

Auto Parts & Equipment 2.32%
Aptiv PLC (Ireland)(a)	4.35%		3/15/2029		$35,000	34,304
BorgWarner, Inc.	3.375%		3/15/2025		65,000	64,110
Dana, Inc.	4.25%		9/1/2030		92,000	81,337
Forvia SE	2.375%		6/15/2029	EUR	100,000	98,349
Valeo SE	5.375%		5/28/2027	EUR	100,000	112,139
ZF Finance GmbH	2.25%		5/3/2028	EUR	100,000	99,908
Total						490,147

Banks 10.01%
AIB Group PLC	0.50% (1 yr. EUR Swap + 0.75%	)#	11/17/2027	EUR	100,000	101,266
Banco de Sabadell SA	2.625% (1 yr. EUR Swap + 2.20%	)#	3/24/2026	EUR	100,000	107,510
Bank of America Corp.	2.456% (3 mo. USD Term SOFR + 1.13%	)#	10/22/2025		$210,000	208,492
BNP Paribas SA	1.125%		8/28/2024	EUR	200,000	216,052

See Notes to Financial Statements.	1

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Banks (continued)
BNP Paribas SA (France)†(a)	1.675% (SOFR + 0.91%	)#	6/30/2027		$200,000	$187,266
Caixa Geral de Depositos SA	2.875% (1 yr. EUR Swap + 1.40%	)#	6/15/2026	EUR	100,000	107,444
CaixaBank SA	1.25% (5 yr. EUR Swap + 1.63%	)#	6/18/2031	EUR	100,000	103,096
Danske Bank AS	0.75% (1 yr. EURIBOR ICE Swap + 0.88%	)#	6/9/2029	EUR	100,000	97,857
ING Groep NV	0.875% (5 yr. EURIBOR ICE Swap + 1.15%	)#	6/9/2032	EUR	100,000	99,731
Intesa Sanpaolo SpA	0.75%		3/16/2028	EUR	100,000	99,101
JPMorgan Chase & Co.	0.768% (SOFR + 0.49%	)#	8/9/2025		$221,000	220,767
Kreditanstalt fuer Wiederaufbau	0.875%		9/15/2026	GBP	100,000	119,698
NatWest Group PLC	2.057% (1 yr. U.K. Government Bond + 1.27%	)#	11/9/2028	GBP	100,000	117,852
Nordea Bank Abp	0.50%		3/19/2031	EUR	100,000	91,233
Royal Bank of Canada (Canada)(a)	1.15%		7/14/2026		$150,000	140,035
Toronto-Dominion Bank (Canada)(a)	5.264%		12/11/2026		100,000	101,191
Total						2,118,591

Building Materials 1.03%
Eco Material Technologies, Inc.†	7.875%		1/31/2027		51,000	51,937
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.375%		12/15/2030	EUR	100,000	113,346
Owens Corning	3.95%		8/15/2029		$55,000	52,862
Total						218,145

Chemicals 1.96%
Air Liquide Finance SA	0.375%		5/27/2031	EUR	100,000	90,687
Air Products & Chemicals, Inc.	4.85%		2/8/2034		$100,000	100,334
Itelyum Regeneration SpA	4.625%		10/1/2026	EUR	100,000	106,791
Olympus Water U.S. Holding Corp.	9.625%		11/15/2028	EUR	100,000	116,451
Total						414,263

Commercial Services 2.01%
Bureau Veritas SA	1.875%		1/6/2025	EUR	100,000	107,462
Global Payments, Inc.	3.20%		8/15/2029		$98,000	89,839
Massachusetts Institute of Technology	3.959%		7/1/2038		75,000	70,486
Quanta Services, Inc.	2.35%		1/15/2032		75,000	62,630
Techem Verwaltungsgesellschaft 674 GmbH	6.00%		7/30/2026	EUR	87,920	95,375
Total						425,792

2	See Notes to Financial Statements.

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†		Fair Value
Distribution/Wholesale 0.47%
Rexel SA	2.125%		12/15/2028		EUR	100,000	$100,069

Diversified Financial Services 0.49%
LeasePlan Corp. NV	0.25%		2/23/2026		EUR	100,000	103,226

Electric 12.38%
AES Corp.	2.45%		1/15/2031			$60,000	50,530
AES Corp.	5.45%		6/1/2028			56,000	56,558
CenterPoint Energy Houston Electric LLC	5.30%		4/1/2053			96,000	94,056
Clearway Energy Operating LLC†	3.75%		2/15/2031			75,000	66,486
Enel Finance International NV (Netherlands)†(a)	2.50%		7/12/2031			200,000	168,558
Enel Finance International NV (Netherlands)†(a)	5.125%		6/26/2029			200,000	201,023
Engie SA	0.375%		6/21/2027		EUR	100,000	100,145
Engie SA	3.625%		1/11/2030		EUR	100,000	109,800
Iberdrola International BV	1.45% (5 yr. EUR Swap + 1.83%	)#	–	(b)	EUR	100,000	101,815
Iberdrola International BV	1.45% (5 yr. EUR Swap + 1.83%	)#	–	(b)	EUR	100,000	101,815
Ignitis Grupe AB	2.00%		5/21/2030		EUR	100,000	97,013
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			$82,000	74,668
Liberty Utilities Finance GP 1†	2.05%		9/15/2030			70,000	58,906
MidAmerican Energy Co.	3.95%		8/1/2047			65,000	52,230
MidAmerican Energy Co.	5.85%		9/15/2054			28,000	29,521
NextEra Energy Capital Holdings, Inc.	1.90%		6/15/2028			47,000	42,368
NextEra Energy Operating Partners LP†	4.50%		9/15/2027			56,000	53,658
Orsted AS	2.125%		5/17/2027		GBP	100,000	119,194
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028			$49,000	46,271
Ren Finance BV	0.50%		4/16/2029		EUR	100,000	95,859
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries (India)(a)	4.50%		7/14/2028			$200,000	184,265
Solar Star Funding LLC†	5.375%		6/30/2035			73,351	73,008
Sorik Marapi Geothermal Power PT (Indonesia)†(a)(c)	7.75%		8/5/2031			200,000	201,000
Southwestern Public Service Co.	3.75%		6/15/2049			50,000	37,248
SSE PLC	4.00%		9/5/2031		EUR	100,000	112,228
Terna - Rete Elettrica Nazionale	0.75%		7/24/2032		EUR	100,000	88,967
TransAlta Corp. (Canada)(a)	7.75%		11/15/2029			$48,000	50,393
Tucson Electric Power Co.	1.50%		8/1/2030			60,000	50,139
Vattenfall AB	0.50%		6/24/2026		EUR	100,000	102,874
Total							2,620,596

See Notes to Financial Statements.	3

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Electrical Components & Equipment 1.02%
Acuity Brands Lighting, Inc.	2.15%		12/15/2030		$125,000	$106,157
Nexans SA	4.25%		3/11/2030	EUR	100,000	109,478
Total						215,635

Electronics 0.25%
Hubbell, Inc.	3.50%		2/15/2028		$55,000	52,850

Energy-Alternate Sources 3.33%
Continental Wind LLC†	6.00%		2/28/2033		49,200	49,463
EEW Energy from Waste GmbH	0.361%		6/30/2026	EUR	200,000	203,066
Scatec ASA	6.33% (3 mo. EURIBOR + 2.50%	)#	8/19/2025	EUR	100,000	108,225
Sunnova Energy Corp.†	5.875%		9/1/2026		$97,000	80,629
Sweihan PV Power Co. PJSC (United Arab Emirates)†(a)	3.625%		1/31/2049		188,782	153,132
TerraForm Power Operating LLC†	4.75%		1/15/2030		55,000	51,152
Topaz Solar Farms LLC†	5.75%		9/30/2039		61,417	60,048
Total						705,715

Engineering & Construction 0.49%
Jacobs Engineering Group, Inc.	5.90%		3/1/2033		101,000	103,271

Environmental Control 2.83%
Clean Harbors, Inc.†	6.375%		2/1/2031		53,000	53,651
FCC Servicios Medio Ambiente Holding SAU	1.661%		12/4/2026	EUR	100,000	104,467
GFL Environmental, Inc. (Canada)†(a)	6.75%		1/15/2031		$60,000	61,774
Madison IAQ LLC†	5.875%		6/30/2029		54,000	50,613
Paprec Holding SA†	3.50%		7/1/2028	EUR	100,000	104,469
Veralto Corp.†	4.15%		9/19/2031	EUR	200,000	224,470
Total						599,444

Food 0.44%
Kerry Group Financial Services Unltd. Co.	0.875%		12/1/2031	EUR	100,000	92,586

Forest Products & Paper 0.49%
Ahlstrom Holding 3 OY	3.625%		2/4/2028	EUR	100,000	104,700

Health Care-Services 0.48%
Kaiser Foundation Hospitals	3.15%		5/1/2027		$67,000	64,912
Seattle Children’s Hospital	2.719%		10/1/2050		55,000	36,136
Total						101,048

4	See Notes to Financial Statements.

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Insurance 0.92%
AXA SA	1.375% (3 mo. EURIBOR + 2.40%	)#	10/7/2041	EUR	100,000	$91,635
PartnerRe Ireland Finance DAC	1.25%		9/15/2026	EUR	100,000	103,519
Total						195,154

Machinery: Construction & Mining 0.34%
Vertiv Group Corp.†	4.125%		11/15/2028		$75,000	71,105

Machinery-Diversified 0.83%
Mueller Water Products, Inc.†	4.00%		6/15/2029		59,000	55,107
nVent Finance SARL (Luxembourg)(a)	2.75%		11/15/2031		144,000	121,396
Total						176,503

Media 0.83%
VZ Secured Financing BV (Netherlands)†(a)	5.00%		1/15/2032		200,000	175,678

Mining 1.51%
Constellium SE†(c)	5.375%		8/15/2032	EUR	200,000	217,235
Novelis Sheet Ingot GmbH†	3.375%		4/15/2029	EUR	100,000	103,214
Total						320,449

Miscellaneous Manufacturing 1.50%
Eaton Corp.	4.15%		3/15/2033		$62,000	59,470
Pentair Finance SARL (Luxembourg)(a)	4.50%		7/1/2029		45,000	44,235
Siemens Financieringsmaatschappij NV	3.375%		8/24/2031	EUR	100,000	111,060
Wabtec Transportation Netherlands BV	1.25%		12/3/2027	EUR	100,000	101,802
Total						316,567

Municipal 1.19%
Transport for London	2.125%		4/24/2025	GBP	200,000	251,790

Packaging & Containers 1.62%
Canpack SA/Canpack U.S. LLC (Poland)†(a)	3.125%		11/1/2025		$200,000	192,935
Owens-Brockway Glass Container, Inc.†	7.25%		5/15/2031		56,000	55,479
Smurfit Kappa Treasury ULC	0.50%		9/22/2029	EUR	100,000	94,399
Total						342,813

Pharmaceuticals 0.61%
Eli Lilly & Co.	0.50%		9/14/2033	EUR	100,000	88,050
Pfizer, Inc.	2.625%		4/1/2030		$45,000	40,830
Total						128,880

See Notes to Financial Statements.	5

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†		Fair Value
Real Estate 2.77%
Blackstone Property Partners Europe Holdings SARL	1.625%		4/20/2030		EUR	100,000	$95,115
Kojamo OYJ	0.875%		5/28/2029		EUR	100,000	93,597
LEG Immobilien SE	0.75%		6/30/2031		EUR	100,000	88,542
Logicor Financing SARL	2.00%		1/17/2034		EUR	100,000	90,419
P3 Group SARL	4.625%		2/13/2030		EUR	100,000	110,773
Prologis International Funding II SA	3.625%		3/7/2030		EUR	100,000	108,831
Total							587,277

REITS 2.54%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund	4.75%		3/27/2034		EUR	100,000	113,805
Digital Dutch Finco BV	1.00%		1/15/2032		EUR	100,000	88,264
Goodman U.S. Finance Five LLC†	4.625%		5/4/2032			$140,000	133,336
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%		9/15/2030			72,000	63,260
Merlin Properties Socimi SA	1.375%		6/1/2030		EUR	100,000	95,066
Weyerhaeuser Co.	6.875%		12/15/2033			$40,000	44,423
Total							538,154

Sovereign 0.85%
European Union	1.25%		2/4/2043		EUR	226,755	178,924

Telecommunications 1.97%
NTT Finance Corp. (Japan)†(a)	4.372%		7/27/2027			$200,000	198,612
Vmed O2 U.K. Financing I PLC†	4.50%		7/15/2031		GBP	200,000	217,570
Total							416,182

Transportation 5.41%
Central Japan Railway Co. (Japan)(a)	2.20%		10/2/2024			$400,000	397,639
Deutsche Bahn Finance GmbH	0.95% (5 yr. EUR Swap + 1.26%	)#	–	(b)	EUR	100,000	106,046
Ferrovie dello Stato Italiane SpA	0.375%		3/25/2028		EUR	100,000	97,977
Firstgroup PLC	6.875%		9/18/2024		GBP	100,000	128,670
Getlink SE	3.50%		10/30/2025		EUR	100,000	107,876
Hamburger Hochbahn AG	0.125%		2/24/2031		EUR	100,000	90,049
Ile-de-France Mobilites	0.40%		5/28/2031		EUR	100,000	90,742
Stagecoach Group Ltd.	4.00%		9/29/2025		GBP	100,000	125,814
Total							1,144,813

Water 4.15%
Aegea Finance SARL (Luxembourg)†(a)	9.00%		1/20/2031			$200,000	211,109
American Water Capital Corp.	2.80%		5/1/2030			62,000	55,883

6	See Notes to Financial Statements.

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†		Fair Value
Water (continued)
Severn Trent Utilities Finance PLC	4.625%		11/30/2034		GBP	100,000	$120,192
Severn Trent Utilities Finance PLC	4.625%		11/30/2034		GBP	100,000	120,192
Suez SACA	2.875%		5/24/2034		EUR	100,000	100,976
United Utilities PLC (United Kingdom)(a)	6.875%		8/15/2028			$50,000	53,429
Veolia Environnement SA	2.50% (5 yr. EUR Swap + 2.84%	)#	–	(b)	EUR	100,000	98,414
Yorkshire Water Finance PLC	1.75%		11/26/2026		GBP	100,000	117,228
Total							877,423
Total Corporate Bonds (cost $14,825,867)							14,479,757

FLOATING RATE LOANS(d) 1.92%

Building & Construction 0.09%
Legence Holdings LLC 2021 Term Loan	8.944% (1 mo. USD Term SOFR + 3.50%	)	12/16/2027			$19,153	19,246

Building Materials 0.18%
Hobbs & Associates LLC Delayed Draw Term Loan(e)	–	(f)	7/16/2031			3,364	3,368
Hobbs & Associates LLC Term Loan B	8.589% (3 mo. USD Term SOFR + 3.25%	)	7/16/2031			33,636	33,678
Total							37,046

Commercial Services 0.41%
IFCO Management GmbH 2024 EUR Term Loan B	7.652% (6 mo. EURIBOR + 4.00%	)	11/29/2029		EUR	33,371	36,336
Techem Verwaltungsgesellschaft 675 GmbH 2024 EUR Term Loan B	7.374% (1 mo. EURIBOR + 3.75%	)	7/15/2029		EUR	46,967	51,037
Total							87,373

Containers & Packaging 0.26%
Kouti BV 2021 EUR Term Loan	7.219% (3 mo. EURIBOR + 3.43%	)	8/31/2028		EUR	50,000	54,233

Electric: Generation 0.25%
ExGen Renewables IV LLC 2020 Term Loan	8.109% (3 mo. USD Term SOFR + 2.50%	)	12/15/2027			$26,886	26,971
ExGen Renewables IV, LLC 2024 Term Loan B	–	(f)	12/15/2027			26,886	26,970
Total							53,941

See Notes to Financial Statements.	7

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Energy: Alternate Sources 0.24%
TerraForm Power Operating LLC 2023 Term Loan B	7.935% (3 mo. USD Term SOFR + 2.50%	)	5/21/2029		$49,984	$50,213

Integrated Energy 0.08%
Esdec Solar Group BV Term Loan B (Netherlands)(a)	10.596% (3 mo. USD Term SOFR + 5.00%	)	8/30/2028		18,223	17,084

Machinery 0.11%
Array Technologies, Inc. Term Loan B	8.71% (3 mo. USD Term SOFR + 3.25%	)	10/14/2027		24,191	24,233

Retail 0.06%
Thermostat Purchaser III, Inc. 2024 Term Loan B	9.594% (3 mo. USD Term SOFR + 4.25%	)	8/31/2028		13,652	13,669

Service 0.24%
Service Logic Acquisition, Inc. Term Loan	9.458% - 9.51% (1 mo. USD Term SOFR + 4.00% (3 mo. USD Term SOFR + 4.00%	) )	10/29/2027		49,743	50,085
Total Floating Rate Loans (cost $405,536)						407,123

FOREIGN GOVERNMENT OBLIGATIONS 18.10%

Chile 0.50%
Chile Government International Bonds	0.83%		7/2/2031	EUR	117,000	106,054

France 4.40%
Action Logement Services	0.50%		10/30/2034	EUR	200,000	164,331
French Republic Government Bonds OAT	1.75%		6/25/2039	EUR	194,320	174,495
French Republic Government Bonds OAT	3.00%		6/25/2049	EUR	165,000	166,640
Ile-de-France Mobilites	0.40%		5/28/2031	EUR	100,000	90,742
SNCF Reseau	0.75%		5/25/2036	EUR	100,000	80,612
Societe Des Grands Projets EPIC	0.30%		9/2/2036	EUR	100,000	75,772
Societe Des Grands Projets EPIC	1.125%		5/25/2034	EUR	200,000	178,763
Total						931,355

Germany 3.40%
Bundesrepublik Deutschland Bundesanleihe	Zero Coupon		8/15/2030	EUR	156,315	148,796
Bundesrepublik Deutschland Bundesanleihe	3.25%		7/4/2042	EUR	478,611	571,600
Total						720,396

8	See Notes to Financial Statements.

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Italy 1.26%
Italy Buoni Poliennali Del Tesoro	1.50%		4/30/2045	EUR	149,000	$104,625
Italy Buoni Poliennali Del Tesoro	4.00%		4/30/2035	EUR	145,000	161,897
Total						266,522

Japan 2.75%
Development Bank of Japan, Inc.(a)	4.375%		9/22/2025		$200,000	198,718
Japan Bank for International Cooperation(a)	1.625%		1/20/2027		200,000	187,380
Japan Finance Organization for Municipalities	0.01%		2/2/2028	EUR	200,000	195,503
Total						581,601

Netherlands 1.04%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV	3.00%		10/25/2027	EUR	200,000	219,178

South Korea 0.95%
Korea Electric Power Corp.†(a)	4.875%		1/31/2027		$200,000	200,868

Spain 1.44%
Adif Alta Velocidad	0.55%		4/30/2030	EUR	200,000	187,125
Autonomous Community of Madrid	0.419%		4/30/2030	EUR	75,000	70,374
Spain Government Bonds	1.00%		7/30/2042	EUR	66,000	47,878
Total						305,377

United Kingdom 2.36%
U.K. Gilts	0.875%		7/31/2033	GBP	243,000	240,377
U.K. Gilts	1.50%		7/31/2053	GBP	390,000	259,458
Total						499,835
Total Foreign Government Obligations (cost $3,928,377)						3,831,186

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.43%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series G07 Class A2 (Cost $91,039)	3.123%	#(g)	8/25/2032		$100,000	91,420

MUNICIPAL BONDS 1.98%

Sales Tax 0.30%
Dallas Area Rapid Transit TX	2.534%		12/1/2036		80,000	62,958

Taxable Revenue - Water & Sewer 1.68%
City of Aurora Water Revenue CO	2.348%		8/1/2036		30,000	24,100
City of Dallas Waterworks & Sewer System Revenue TX	2.772%		10/1/2040		75,000	56,867
City of Los Angeles Wastewater System Revenue CA	5.713%		6/1/2039		50,000	52,571

See Notes to Financial Statements.	9

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Taxable Revenue - Water & Sewer (continued)
City of San Francisco Public Utilities Commission Water Revenue CA	6.00%	11/1/2040	$100,000	$105,701
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue TN	2.611%	7/1/2036	20,000	16,110
New York City Municipal Water Finance Authority NY	5.75%	6/15/2041	50,000	52,277
San Diego County Water Authority CA	1.951%	5/1/2034	60,000	47,687
Total				355,313
Total Municipal Bonds (cost $534,465)				418,271

U.S. TREASURY OBLIGATIONS 3.12%
U.S. Treasury Bonds	4.25%	2/15/2054	260,000	255,755
U.S. Treasury Notes	4.625%	2/28/2026	403,000	404,086
Total U.S. Treasury Obligations (cost $645,719)				659,841
Total Long-Term Investments (cost $20,563,427)				20,026,308

SHORT-TERM INVESTMENTS 5.05%

U.S. TREASURY OBLIGATIONS 3.48%
U.S. Treasury Bills (Cost $736,202)	Zero Coupon	9/5/2024	740,000	736,207

REPURCHASE AGREEMENTS 1.57%
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $360,600 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $340,121; proceeds: $333,338 (cost $333,313)			333,313	333,313
Total Short-Term Investments (cost $1,069,515)				1,069,520
Total Investments in Securities 99.68% (cost $21,632,942)				21,095,828
Less Unfunded Loan Commitments (0.02%) (cost $3,364)				(3,368)
Net Investments in Securities 99.66% (cost $21,629,578)				21,092,460
Other Assets and Liabilities – Net(h) 0.33%				70,511
Net Assets 100.00%				$21,162,971

EUR	Euro.
GBP	British Pound.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

†	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2024, the total value of Rule 144A securities was $4,312,346, which represents 20.38% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at July 31, 2024.
(a)	Foreign security traded in U.S. dollars.

10	See Notes to Financial Statements.

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2024

(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis (See Note 2(k)).
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at July 31, 2024.
(e)	Security partially/fully unfunded. (See Note 2(l)).
(f)	Interest Rate to be determined.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at July 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	8/20/2024	47,000	$50,726	$50,908	$182
Euro	Buy	Morgan Stanley	8/20/2024	139,000	149,727	150,558	831
Euro	Buy	State Street Bank and Trust	8/20/2024	91,000	97,950	98,567	617
Euro	Buy	State Street Bank and Trust	8/20/2024	95,000	102,827	102,900	73
Euro	Sell	Bank of America	8/20/2024	77,000	83,580	83,403	177
Euro	Sell	Morgan Stanley	8/20/2024	9,435,000	10,300,375	10,219,545	80,830
Euro	Sell	Morgan Stanley	8/20/2024	102,000	111,276	110,482	794
Euro	Sell	Morgan Stanley	8/20/2024	5,000	5,448	5,416	32
Euro	Sell	Morgan Stanley	8/20/2024	62,000	67,691	67,155	536
Euro	Sell	State Street Bank and Trust	8/20/2024	200,000	217,127	216,631	496
Euro	Sell	Toronto Dominion Bank	8/20/2024	33,000	36,023	35,744	279
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$84,847

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	State Street Bank and Trust	8/8/2024	200,000	$217,006	$216,509	$(497)
Euro	Buy	Bank of America	8/20/2024	190,000	206,305	205,799	(506)
Euro	Buy	Bank of America	8/20/2024	93,000	101,231	100,733	(498)
Euro	Buy	State Street Bank and Trust	8/20/2024	101,000	110,204	109,398	(806)
Euro	Buy	State Street Bank and Trust	8/20/2024	76,000	82,760	82,320	(440)
Euro	Buy	State Street Bank and Trust	8/20/2024	24,000	26,221	25,996	(225)
Euro	Buy	Toronto Dominion Bank	8/20/2024	100,000	108,672	108,315	(357)

See Notes to Financial Statements.	11

Schedule of Investments (continued)

CLIMATE FOCUSED BOND FUND July 31, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	State Street Bank and Trust	8/30/2024	1,303,000	$1,654,015	$1,675,529	$(21,514)
British pound	Sell	State Street Bank and Trust	8/30/2024	116,000	148,234	149,164	(930)
British pound	Sell	Toronto Dominion Bank	8/30/2024	85,000	108,667	109,302	(635)
Euro	Sell	Bank of America	8/20/2024	36,000	38,648	38,993	(345)
Euro	Sell	Morgan Stanley	8/20/2024	47,000	50,506	50,908	(402)
Euro	Sell	State Street Bank and Trust	8/20/2024	55,000	59,264	59,573	(309)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(27,464)

Futures Contracts at July 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bund	September 2024	12	Long	EUR	1,560,191	EUR	1,604,760	$48,235
Euro-Buxl	September 2024	7	Long		893,906		943,180	53,327
Euro-Schatz	September 2024	20	Long		2,104,918		2,121,500	17,946
U.S. 2-Year Treasury Note	September 2024	12	Long		$2,445,349		$2,464,406	19,057
Total Unrealized Appreciation on Futures Contracts								$138,565

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2024	7	Short	$(790,399)	$(809,047)	$(18,648)
U.S. 5-Year Treasury Note	September 2024	23	Short	(2,440,044)	(2,481,484)	(41,440)
U.S. Long Bond	September 2024	2	Short	(234,338)	(241,563)	(7,225)
Total Unrealized Depreciation on Futures Contracts						$(67,313)

12	See Notes to Financial Statements.

Schedule of Investments (concluded)

CLIMATE FOCUSED BOND FUND July 31, 2024

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$50,158	$–	$50,158
Convertible Bonds	–	88,552	–	88,552
Corporate Bonds	–	14,479,757	–	14,479,757
Floating Rate Loans	–	407,123	–	407,123
Less Unfunded Loan Commitments	–	(3,368)	–	(3,368)
Foreign Government Obligations	–	3,831,186	–	3,831,186
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	91,420	–	91,420
Municipal Bonds	–	418,271	–	418,271
U.S. Treasury Obligations	–	659,841	–	659,841
Short-Term Investments
U.S. Treasury Obligations	–	736,207	–	736,207
Repurchase Agreements	–	333,313	–	333,313
Total	$–	$21,092,460	$–	$21,092,460

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$84,847	$–	$84,847
Liabilities	–	(27,464)	–	(27,464)
Futures Contracts
Assets	138,565	–	–	138,565
Liabilities	(67,313)	–	–	(67,313)
Total	$71,252	$57,383	$–	$128,635

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	13

Schedule of Investments

EMERGING MARKETS EQUITY FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 95.27%

COMMON STOCKS 93.30%

Australia 0.92%

Metals & Mining
BHP Group Ltd.	1,833	$50,911

Austria 0.98%

Banks
Erste Group Bank AG	1,046	54,409

Brazil 2.72%

Banks 0.80%
NU Holdings Ltd. Class A*	3,627	43,996

Broadline Retail 0.84%
MercadoLibre, Inc.*	28	46,729

Metals & Mining 1.08%
Vale SA	5,502	59,950
Total Brazil		150,675

Canada 0.65%

Metals & Mining
Teck Resources Ltd. Class B	730	35,777

China 19.32%

Automobiles 1.57%
BYD Co. Ltd. Class H	2,929	86,712

Banks 3.20%
China Construction Bank Corp. Class H	144,373	100,814
Industrial & Commercial Bank of China Ltd. Class H	137,564	76,208
		177,022

Beverages 1.14%
Kweichow Moutai Co. Ltd. Class A	320	62,911
Investments	Shares	U.S. $ Fair Value
China (continued)

Broadline Retail 1.98%
Alibaba Group Holding Ltd.	7,339	$72,217
PDD Holdings, Inc. ADR*	292	37,636
		109,853

Electrical Equipment 0.76%
NARI Technology Co. Ltd. Class A	12,720	42,262

Entertainment 1.60%
NetEase, Inc.	2,815	51,919
Tencent Music Entertainment Group ADR	2,579	36,570
		88,489

Hotels, Restaurants & Leisure 1.40%
Meituan Class B†*	2,500	34,617
Trip.com Group Ltd.*	999	42,649
		77,266

Insurance 0.59%
Ping An Insurance Group Co. of China Ltd. Class H	7,485	32,505

Interactive Media & Services 4.77%
Tencent Holdings Ltd.	5,723	264,096

Machinery 0.34%
Haitian International Holdings Ltd.	6,500	18,858

Marine Transportation 0.56%
SITC International Holdings Co. Ltd.	13,954	31,142

Real Estate Management & Development 0.80%
KE Holdings, Inc. ADR	3,198	44,292

Textiles, Apparel & Luxury Goods 0.61%
ANTA Sports Products Ltd.	3,793	33,951
Total China		1,069,359

14	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS EQUITY FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
France 1.05%

Oil, Gas & Consumable Fuels 0.73%
TotalEnergies SE	600	$40,480

Textiles, Apparel & Luxury Goods 0.32%
LVMH Moet Hennessy Louis Vuitton SE	25	17,634
Total France		58,114

Greece 1.09%

Banks
National Bank of Greece SA	6,873	60,325

Hong Kong 0.91%

Machinery 0.72%
Techtronic Industries Co. Ltd.	3,106	39,778

Semiconductors & Semiconductor Equipment 0.19%
ASMPT Ltd.	1,000	10,455
Total Hong Kong		50,233

Hungary 1.09%

Banks
OTP Bank Nyrt	1,174	60,181

India 24.78%

Automobiles 1.02%
Maruti Suzuki India Ltd.	359	56,328

Banks 3.83%
Axis Bank Ltd.	2,734	38,192
HDFC Bank Ltd.	3,755	72,562
ICICI Bank Ltd. ADR	3,479	101,274
		212,028

Beverages 1.10%
Varun Beverages Ltd.	3,217	60,694

Consumer Finance 0.86%
Shriram Finance Ltd.	1,366	47,925
Investments	Shares	U.S. $ Fair Value
India (continued)

Electric: Utilities 1.63%
Power Grid Corp. of India Ltd.	21,656	$90,201

Health Care Providers & Services 1.31%
Max Healthcare Institute Ltd.	6,599	72,873

Hotels, Restaurants & Leisure 2.36%
MakeMyTrip Ltd.*	761	71,222
Zomato Ltd.*	21,573	59,326
		130,548

Information Technology Services 1.83%
Persistent Systems Ltd.	485	28,064
Tata Consultancy Services Ltd.	1,395	73,252
		101,316

Oil, Gas & Consumable Fuels 2.14%
Reliance Industries Ltd.	3,293	118,721

Personal Care Products 0.99%
Hindustan Unilever Ltd.	1,692	54,740

Pharmaceuticals 1.40%
Mankind Pharma Ltd.*	1,193	28,953
Torrent Pharmaceuticals Ltd.	1,275	48,390
		77,343

Real Estate Management & Development 0.35%
Phoenix Mills Ltd.	446	19,194

Tobacco 1.75%
ITC Ltd.	16,322	96,768

Transportation Infrastructure 2.32%
Adani Ports & Special Economic Zone Ltd.	4,418	83,083
GMR Airports Infrastructure Ltd.*	37,125	45,243
		128,326

Wireless Telecommunication Services 1.89%
Bharti Airtel Ltd.	5,871	104,879
Total India		1,371,884

See Notes to Financial Statements.	15

Schedule of Investments (continued)

EMERGING MARKETS EQUITY FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
Indonesia 0.72%

Banks
Bank Negara Indonesia Persero Tbk. PT	130,717	$40,035

Japan 0.50%

Electronic Equipment, Instruments & Components
TDK Corp.	400	27,905

Mexico 2.24%

Banks 0.65%
Grupo Financiero Banorte SAB de CV Class O	4,832	36,208

Beverages 0.98%
Fomento Economico Mexicano SAB de CV ADR	491	54,133

Consumer Finance 0.29%
Gentera SAB de CV	13,458	15,957

Real Estate Management & Development 0.32%
Corp. Inmobiliaria Vesta SAB de CV	6,087	17,825
Total Mexico		124,123

Netherlands 0.50%

Semiconductors & Semiconductor Equipment
ASM International NV	20	13,760
ASML Holding NV	15	13,968
		27,728

Peru 0.96%

Banks
Credicorp Ltd.	312	53,240

Philippines 0.83%

Banks
BDO Unibank, Inc.	19,488	45,842
Investments	Shares	U.S. $ Fair Value
Poland 0.71%

Insurance
Powszechny Zaklad Ubezpieczen SA	3,199	$39,175

South Korea 12.35%

Aerospace & Defense 1.72%
Hanwha Aerospace Co. Ltd.	338	70,921
LIG Nex1 Co. Ltd.	167	24,280
		95,201

Automobiles 1.63%
Hyundai Motor Co.	231	42,100
Kia Corp.	584	47,921
		90,021

Banks 1.53%
KB Financial Group, Inc.	1,315	85,009

Life Sciences Tools & Services 0.77%
Samsung Biologics Co. Ltd.†*	62	42,538

Semiconductors & Semiconductor Equipment 1.04%
SK Hynix, Inc.	400	57,369

Technology Hardware, Storage & Peripherals 5.66%
Samsung Electronics Co. Ltd.	5,086	313,614
Total South Korea		683,752

Taiwan 14.51%

Electrical Equipment 0.38%
Voltronic Power Technology Corp.	374	21,286

Electronic Equipment, Instruments & Components 1.57%
Hon Hai Precision Industry Co. Ltd.	9,100	55,828
Unimicron Technology Corp.	5,589	31,144
		86,972

16	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS EQUITY FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
Taiwan (continued)

Semiconductors & Semiconductor Equipment 12.22%
King Yuan Electronics Co. Ltd.	5,800	$18,909
MediaTek, Inc.	1,407	53,586
Taiwan Semiconductor Manufacturing Co. Ltd.	20,714	604,254
		676,749

Technology Hardware, Storage & Peripherals 0.34%
Quanta Computer, Inc.	2,183	18,599
Total Taiwan		803,606

Thailand 1.30%

Health Care Providers & Services 0.48%
Bangkok Dusit Medical Services PCL Class F	36,300	26,759

Wireless Telecommunication Services 0.82%
Advanced Info Service PCL	6,900	45,350
Total Thailand		72,109

United Arab Emirates 1.58%

Real Estate Management & Development 0.62%
Emaar Development PJSC	14,955	34,569

Transportation Infrastructure 0.96%
Salik Co. PJSC	57,904	53,144
Total United Arab Emirates		87,713

United Kingdom 1.34%

Banks
HSBC Holdings PLC	8,272	74,107
Investments	Shares	U.S. $ Fair Value
United States 2.25%

Oil, Gas & Consumable Fuels 1.92%
Shell PLC	2,909	$106,074

Semiconductors & Semiconductor Equipment 0.33%
NVIDIA Corp.	158	18,489
Total United States		124,563
Total Common Stocks (cost $4,279,482)		5,165,766

PREFERRED STOCKS 1.97%

Brazil 1.97%

Banks 1.00%
Itau Unibanco Holding SA	9,262	55,479

Oil, Gas & Consumable Fuels 0.97%
Petroleo Brasileiro SA	8,080	53,441
Total Brazil (cost $99,723)		108,920
Total Investments in Securities 95.27% (cost $4,379,205)		5,274,686
Other Assets and Liabilities – Net 4.73%		261,699
Net Assets 100.00%		$5,536,385

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2024, the total value of Rule 144A securities was $77,155, which represents 1.39% of net assets.

See Notes to Financial Statements.	17

Schedule of Investments (concluded)

EMERGING MARKETS EQUITY FUND July 31, 2024

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$150,675	$–	$–	$150,675
Canada	35,777	–	–	35,777
China	118,498	950,861	–	1,069,359
Greece	60,325	–	–	60,325
India	172,496	1,199,388	–	1,371,884
Mexico	124,123	–	–	124,123
Peru	53,240	–	–	53,240
Thailand	72,109	–	–	72,109
United Arab Emirates	34,569	53,144	–	87,713
United States	18,489	106,074	–	124,563
Remaining Countries	–	2,015,998	–	2,015,998
Preferred Stocks	108,920	–	–	108,920
Total	$949,221	$4,325,465	$–	$5,274,686

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

18	See Notes to Financial Statements.

Schedule of Investments

INTERNATIONAL GROWTH FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 94.64%

COMMON STOCKS 94.64%

Australia 2.14%

Industrial REITS 0.66%
Goodman Group	835	$19,277

Metals & Mining 0.70%
BHP Group Ltd.	734	20,387

Software 0.78%
WiseTech Global Ltd.	367	22,996
Total Australia		62,660

Austria 1.38%

Banks
BAWAG Group AG†	250	18,249
Erste Group Bank AG	425	22,107
		40,356

Brazil 1.37%

Banks 0.52%
NU Holdings Ltd. Class A*	1,252	15,187

Broadline Retail 0.85%
MercadoLibre, Inc.*	15	25,033
Total Brazil		40,220

Canada 4.40%

Construction & Engineering 0.93%
Stantec, Inc.	310	27,276

Ground Transportation 1.25%
Canadian Pacific Kansas City Ltd.	437	36,647

Information Technology Services 0.93%
Shopify, Inc. Class A*	442	27,050

Software 1.29%
Constellation Software, Inc.	12	37,863
Total Canada		128,836
Investments	Shares	U.S. $ Fair Value
China 2.80%

Automobiles 0.49%
BYD Co. Ltd. Class H	481	$14,240

Hotels, Restaurants & Leisure 0.43%
Trip.com Group Ltd. ADR*	300	12,759

Interactive Media & Services 1.88%
Tencent Holdings Ltd.	1,190	54,914
Total China		81,913

Denmark 6.69%

Air Freight & Logistics 0.63%
DSV AS	100	18,345

Beverages 0.75%
Royal Unibrew AS*	280	21,984

Biotechnology 0.92%
Zealand Pharma AS*	200	26,944

Pharmaceuticals 4.39%
Novo Nordisk AS Class B	970	128,518
Total Denmark		195,791

France 6.16%

Chemicals 1.30%
Air Liquide SA	208	37,951

Personal Care Products 1.24%
L’Oreal SA	84	36,325

Professional Services 0.82%
Bureau Veritas SA	767	23,999

Textiles, Apparel & Luxury Goods 2.80%
Hermes International SCA	12	26,224
LVMH Moet Hennessy Louis Vuitton SE	79	55,724
		81,948
Total France		180,223

See Notes to Financial Statements.	19

Schedule of Investments (continued)

INTERNATIONAL GROWTH FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
Germany 5.66%

Aerospace & Defense 0.89%
Rheinmetall AG	48	$26,143

Insurance 0.61%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36	17,731

Interactive Media & Services 0.61%
Scout24 SE†	225	17,788

Personal Care Products 0.66%
Beiersdorf AG	133	19,305

Software 2.89%
SAP SE	400	84,568
Total Germany		165,535

Greece 0.68%

Banks
National Bank of Greece SA	2,250	19,748

Hong Kong 0.60%

Machinery
Techtronic Industries Co. Ltd.	1,370	17,545

India 6.79%

Banks 1.35%
ICICI Bank Ltd. ADR	1,360	39,589

Beverages 0.79%
Varun Beverages Ltd.	1,220	23,017

Health Care Providers & Services 0.50%
Max Healthcare Institute Ltd.	1,340	14,798

Hotels, Restaurants & Leisure 0.80%
MakeMyTrip Ltd.*	250	23,397

Information Technology Services 1.33%
Tata Consultancy Services Ltd.	740	38,858
Investments	Shares	U.S. $ Fair Value
India (continued)

Oil, Gas & Consumable Fuels 0.53%
Reliance Industries Ltd.	435	$15,683

Pharmaceuticals 0.48%
Mankind Pharma Ltd.*	575	13,955

Wireless Telecommunication Services 1.01%
Bharti Airtel Ltd.	1,648	29,440
Total India		198,737

Italy 3.51%

Automobiles 1.13%
Ferrari NV	80	32,926

Banks 0.95%
UniCredit SpA	675	27,725

Electrical Equipment 1.43%
Prysmian SpA	610	41,934
Total Italy		102,585

Japan 13.35%

Broadline Retail 0.80%
Pan Pacific International Holdings Corp.	900	23,480

Chemicals 0.68%
Shin-Etsu Chemical Co. Ltd.	450	19,994

Electronic Equipment, Instruments & Components 1.96%
Keyence Corp.	80	34,981
TDK Corp.	320	22,324
		57,305

Entertainment 0.94%
Nintendo Co. Ltd.	500	27,629

Health Care Equipment & Supplies 1.59%
Hoya Corp.	200	25,060
Terumo Corp.	1,200	21,514
		46,574

20	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL GROWTH FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Industrial Conglomerates 2.27%
Hitachi Ltd.	3,075	$66,441

Information Technology Services 1.06%
Fujitsu Ltd.	1,700	30,872

Insurance 0.81%
Tokio Marine Holdings, Inc.	600	23,540

Machinery 0.50%
Ebara Corp.	1,012	14,493

Semiconductors & Semiconductor Equipment 2.00%
Disco Corp.	66	22,070
Tokyo Electron Ltd.	174	36,409
		58,479

Textiles, Apparel & Luxury Goods 0.74%
Asics Corp.	1,330	21,706
Total Japan		390,513

Netherlands 6.54%

Financial Services 0.67%
Adyen NV†*	16	19,572

Professional Services 1.54%
Wolters Kluwer NV	270	45,201

Semiconductors & Semiconductor Equipment 4.33%
ASM International NV	38	26,145
ASML Holding NV	108	100,566
		126,711
Total Netherlands		191,484

South Korea 1.61%

Semiconductors & Semiconductor Equipment 0.49%
SK Hynix, Inc.	100	14,342

Technology Hardware, Storage & Peripherals 1.12%
Samsung Electronics Co. Ltd.	530	32,681
Total South Korea		47,023
Investments	Shares	U.S. $ Fair Value
Spain 1.94%

Banks 0.61%
Banco Bilbao Vizcaya Argentaria SA	1,700	$17,854

Specialty Retail 1.33%
Industria de Diseno Textil SA	802	38,968
Total Spain		56,822

Sweden 1.32%

Machinery
Atlas Copco AB Class A	2,167	38,568

Switzerland 4.48%

Chemicals 2.18%
Givaudan SA	7	34,342
Sika AG Registered Shares	97	29,451
		63,793

Life Sciences Tools & Services 1.48%
Lonza Group AG Registered Shares	65	43,284

Machinery 0.82%
VAT Group AG†	48	24,055
Total Switzerland		131,132

Taiwan 7.86%

Semiconductors & Semiconductor Equipment 7.40%
MediaTek, Inc.	260	9,902
Realtek Semiconductor Corp.	755	11,910
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	237	39,295
Taiwan Semiconductor Manufacturing Co. Ltd.	5,331	155,512
		216,619

Technology Hardware, Storage & Peripherals 0.46%
Quanta Computer, Inc.	1,585	13,504
Total Taiwan		230,123

See Notes to Financial Statements.	21

Schedule of Investments (continued)

INTERNATIONAL GROWTH FUND July 31, 2024

Investments	Shares	U.S. $ Fair Value
United Kingdom 6.85%

Capital Markets 0.83%
London Stock Exchange Group PLC	200	$24,345

Personal Care Products 1.78%
Unilever PLC	846	51,991

Pharmaceuticals 2.31%
AstraZeneca PLC	425	67,520

Professional Services 1.93%
RELX PLC	1,200	56,637
Total United Kingdom		200,493

United States 8.51%

Chemicals 0.85%
Linde PLC	55	24,943

Construction Materials 0.95%
CRH PLC	327	27,814

Electrical Equipment 2.46%
Schneider Electric SE	298	71,829

Food Products 0.97%
Nestle SA Registered Shares	280	28,362

Health Care Equipment & Supplies 0.32%
Alcon, Inc.	100	9,498

Interactive Media & Services 1.20%
Alphabet, Inc. Class A	83	14,238
Meta Platforms, Inc. Class A	44	20,892
		35,130
Investments	Shares	U.S. $ Fair Value
United States (continued)

Pharmaceuticals 0.96%
Eli Lilly & Co.	35	$28,149

Semiconductors & Semiconductor Equipment 0.80%
NVIDIA Corp.	200	23,404
Total United States		249,129
Total Common Stocks (cost $2,159,779)		2,769,436
Total Investments in Securities 94.64% (cost $2,159,779)		2,769,436
Other Assets and Liabilities – Net 5.36%		156,710
Net Assets 100.00%		$2,926,146

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2024, the total value of Rule 144A securities was $79,664, which represents 2.72% of net assets.
*	Non-income producing security.

22	See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERNATIONAL GROWTH FUND July 31, 2024

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$40,220	$–	$–	$40,220
Canada	128,836	–	–	128,836
China	12,759	69,154	–	81,913
Greece	19,748	–	–	19,748
India	62,986	135,751	–	198,737
Taiwan	39,295	190,828	–	230,123
United States	121,124	128,005	–	249,129
Remaining Countries	–	1,820,730	–	1,820,730
Total	$424,968	$2,344,468	$–	$2,769,436

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

See Notes to Financial Statements.	23

Schedule of Investments

INVESTMENT GRADE FLOATING RATE FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
LONG-TERM INVESTMENTS 104.08%

ASSET-BACKED SECURITIES 78.04%

Automobiles 12.43%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class B†	5.827%		5/17/2032	$233,942	$235,461
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class B†	6.647% (30 day USD SOFR Average + 1.30%	)#	12/26/2031	216,873	217,606
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class D†	7.397% (30 day USD SOFR Average + 2.05%	)#	12/26/2031	260,248	262,020
CAL Receivables LLC Series 2022-1 Class B†	9.687% (30 day USD SOFR Average + 4.35%	)#	10/15/2026	303,068	302,843
Carmax Auto Owner Trust Series 2024-3 Class D	5.67%		1/15/2031	100,000	100,679
Exeter Automobile Receivables Trust Series 2022-2A Class B	3.65%		10/15/2026	1,765	1,763
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	130,000	132,277
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%		8/15/2029	260,000	264,024
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%		4/16/2029	230,000	235,421
GLS Auto Select Receivables Trust Series 2023-2A Class D†	8.22%		2/18/2031	640,000	696,710
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class C†	8.494% (30 day USD SOFR Average + 3.15%	)#	5/20/2032	232,501	233,140
Kinetic Advantage Master Owner Trust Series 2024-1A Class A†	7.987% (30 day USD SOFR Average + 2.65%	)#	11/15/2027	325,000	326,134
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%		4/20/2037	850,000	857,943
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	750,000	742,193
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%		8/15/2031	65,000	66,901

24	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2024-1 Class D†	6.02%		10/15/2029	$250,000	$252,897
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%		11/15/2027	160,000	160,245
Total					5,088,257

Credit Card 3.00%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	6.113% (3 mo. USD Term SOFR + 0.81%	)#	5/15/2028	200,000	199,532
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	850,000	860,191
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	165,000	168,055
Total					1,227,778

Other 62.03%
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	100,000	101,701
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	100,000	100,470
Affirm Asset Securitization Trust Series 2024-X1 Class C†	6.57%		5/15/2029	150,000	151,274
AGL CLO 25 Ltd. Series 2023-25A Class D†	10.582% (3 mo. USD Term SOFR + 5.30%	)#	7/21/2036	350,000	362,039
AGL CLO 32 Ltd. Series 2024-32A Class A1†(a)	6.80% (3 mo. USD Term SOFR + 1.38%	)#	7/21/2037	250,000	250,000
AIMCO CLO 22 Ltd. Series 2024-22A Class D†	8.727% (3 mo. USD Term SOFR + 3.40%	)#	4/19/2037	450,000	457,395
Allegro CLO VII Ltd. Series 2018-1A Class AR†	6.431% (3 mo. USD Term SOFR + 1.13%	)#	6/13/2031	433,009	432,984
AMMC CLO 25 Ltd. Series 2022-25A Class BR†	7.051% (3 mo. USD Term SOFR + 1.75%	)#	4/15/2035	500,000	499,976
Annisa CLO Ltd. Series 2016-2A Class CRR†	7.132% (3 mo. USD Term SOFR + 1.85%	)#	7/20/2031	400,000	400,193

See Notes to Financial Statements.	25

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	11.065% (3 mo. USD Term SOFR + 5.75%	)#	7/25/2037	$150,000	$150,608
Atrium XIII Series 13A Class AR†	6.433% (3 mo. USD Term SOFR + 1.15%	)#	11/21/2030	998,328	999,372
Avant Loans Funding Trust Series 2021-REV1 Class C†	2.30%		7/15/2030	97,379	96,500
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	150,000	150,842
Bain Capital CLO Ltd. Series 2024-1A Class E†	12.125% (3 mo. USD Term SOFR + 6.80%	)#	4/16/2037	250,000	255,470
Bain Capital Credit CLO Ltd. Series 2023-3 Class E†	13.833% (3 mo. USD Term SOFR + 8.55%	)#	7/24/2036	250,000	263,287
Ballyrock CLO 20 Ltd. Series 2022-20A Class BR†	7.901% (3 mo. USD Term SOFR + 2.60%	)#	7/15/2034	250,000	250,611
Ballyrock CLO 20 Ltd. Series 2022-20A Class DR†	12.551% (3 mo. USD Term SOFR + 7.25%	)#	7/15/2034	250,000	252,824
Ballyrock CLO 22 Ltd. Series 2024-22A Class A1A†	6.863% (3 mo. USD Term SOFR + 1.54%	)#	4/15/2037	250,000	251,082
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	7.735% (3 mo. USD Term SOFR + 2.45%	)#	1/25/2036	250,000	250,947
Ballyrock CLO 25 Ltd. Series 2023-25A Class C†	9.985% (3 mo. USD Term SOFR + 4.70%	)#	1/25/2036	250,000	252,490
Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A†(a)	5.283% (3 mo. USD Term SOFR + 1.35%	)#	10/25/2037	250,000	250,000
Barings CLO Ltd. Series 2024-1A Class A†	6.899% (3 mo. USD Term SOFR + 1.63%	)#	1/20/2037	250,000	251,709
Barings CLO Ltd. Series 2024-1A Class D†	9.269% (3 mo. USD Term SOFR + 4.00%	)#	1/20/2037	250,000	255,830
Barings Loan Partners CLO Ltd. Series LP-3A Class BR†	7.382% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2033	250,000	250,630

26	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Bear Mountain Park CLO Ltd. Series 2022-1A Class ER†	11.236% (3 mo. USD Term SOFR + 5.95%	)#	7/15/2037	$150,000	$149,985
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA Class A1R†	6.862% (3 mo. USD Term SOFR + 1.53%	)#	7/20/2037	250,000	249,930
Benefit Street Partners CLO XVIII Ltd. Series 2019-18A Class BR†	7.263% (3 mo. USD Term SOFR + 1.96%	)#	10/15/2034	250,000	250,576
Carlyle U.S. CLO Ltd. Series 2022-3A Class CR†	7.832% (3 mo. USD Term SOFR + 2.55%	)#	4/20/2037	250,000	253,370
Carlyle U.S. CLO Ltd. Series 2022-6A Class DR†	10.035% (3 mo. USD Term SOFR + 4.75%	)#	10/25/2036	300,000	308,825
CIFC Funding Ltd. Series 2023-3A Class A†	6.882% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2037	250,000	251,585
CIFC Funding Ltd. Series 2023-3A Class C†	7.932% (3 mo. USD Term SOFR + 2.65%	)#	1/20/2037	375,000	380,478
CIFC Funding Ltd. Series 2024-1A Class A†	6.80% (3 mo. USD Term SOFR + 1.50%	)#	4/18/2037	250,000	250,942
Driven Brands Funding LLC Series 2020-1A Class A2†	7.393%		10/20/2052	98,250	99,408
Dryden 102 CLO Ltd. Series 2023-102A Class B†	7.751% (3 mo. USD Term SOFR + 2.45%	)#	10/15/2036	250,000	252,285
Dryden 78 CLO Ltd. Series 2020-78A Class B1R†	7.236% (3 mo. USD Term SOFR + 1.95%	)#	4/17/2037	250,000	252,318
Elmwood CLO 16 Ltd. Series 2022-3A Class AR†	6.812% (3 mo. USD Term SOFR + 1.53%	)#	4/20/2037	250,000	250,871
Elmwood CLO 28 Ltd. Series 2024-4A Class B†	7.236% (3 mo. USD Term SOFR + 1.90%	)#	4/17/2037	250,000	252,329
Elmwood CLO 31 Ltd. Series 2024-7A Class A1†(a)	5.53% (3 mo. USD Term SOFR + 1.35%	)#	7/17/2037	350,000	350,000

See Notes to Financial Statements.	27

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Other (continued)
Empower CLO Ltd. Series 2023-1A Class D†	10.785% (3 mo. USD Term SOFR + 5.50%	)#	4/25/2036		$350,000	$359,446
Empower CLO Ltd. Series 2024-2A Class E†	11.376% (3 mo. USD Term SOFR + 6.05%	)#	7/15/2037		100,000	99,354
Fairstone Financial Issuance Trust I Series 2020-1A Class A†	2.509%		10/20/2039	CAD	140,155	99,813
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	250,000	174,737
Generate CLO 16 Ltd. Series 2024-16A Class A1†	6.861% (3 mo. USD Term SOFR + 1.54%	)#	7/20/2037		$500,000	500,213
Generate CLO 16 Ltd. Series 2024-16A Class E†	11.471% (3 mo. USD Term SOFR + 6.15%	)#	7/20/2037		100,000	99,056
Generate CLO 4 Ltd. Series 4A Class ARR†	6.712% (3 mo. USD Term SOFR + 1.43%	)#	7/20/2037		350,000	350,000
GreenSky Home Improvement Trust Series 2024-1 Class A3†(a)	5.55%		7/25/2059		425,000	426,294
GREYWOLF CLO VII Ltd. Series 2018-2A Class A2†	7.442% (3 mo. USD Term SOFR + 2.16%	)#	10/20/2031		250,000	250,450
Hartwick Park CLO Ltd. Series 2023-1A Class D†	9.782% (3 mo. USD Term SOFR + 4.50%	)#	1/21/2036		250,000	252,373
HIN Timeshare Trust Series 2020-A Class C†	3.42%		10/9/2039		132,945	125,819
KKR CLO 59 Ltd. Series 2024-56A Class E†(a)	1.00% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037		250,000	250,000
KKR Financial CLO Ltd. Series 2013-1A Class A2R2†	6.751% (3 mo. USD Term SOFR + 1.45%	)#	4/15/2029		1,000,000	1,002,522
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032		100,000	91,751
Lodi Park CLO Ltd. Series 2024-1A Class E†	10.939% (3 mo. USD Term SOFR + 5.65%	)#	7/21/2037		100,000	100,000
M&T Equipment Notes Series 2023-1A Class A2†	6.09%		7/15/2030		87,849	88,026
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†(a)	1.00% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034		500,000	500,375

28	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Madison Park Funding LVIII Ltd. Series 2024-58A Class D†	8.973% (3 mo. USD Term SOFR + 3.65%	)#	4/25/2037	$500,000	$510,212
Magnetite XXXIX Ltd. Series 2023-39A Class C†	7.835% (3 mo. USD Term SOFR + 2.55%	)#	10/25/2033	250,000	250,374
Magnetite XXXV Ltd. Series 2022-35A Class DR†	9.285% (3 mo. USD Term SOFR + 4.00%	)#	10/25/2036	250,000	256,562
Mariner Finance Issuance Trust Series 2020-AA Class B†	3.21%		8/21/2034	400,000	394,076
Mariner Finance Issuance Trust Series 2024-AA Class E†(a)	9.02%		9/22/2036	450,000	450,902
MF1 LLC Series 2024-FL14 Class A†	7.078% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	100,000	99,612
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A Class AR†	6.567% (3 mo. USD Term SOFR + 1.28%	)#	10/23/2036	500,000	500,000
Neuberger Berman Loan Advisers CLO 55 Ltd. Series 2024-55A Class D1†	8.823% (3 mo. USD Term SOFR + 3.50%	)#	4/22/2038	450,000	458,530
OCP CLO Ltd. Series 2023-26A Class E†	13.536% (3 mo. USD Term SOFR + 8.25%	)#	4/17/2036	250,000	259,114
OCP CLO Ltd. Series 2024-31A Class D†	9.243% (3 mo. USD Term SOFR + 3.95%	)#	4/20/2037	250,000	254,816
OHA Credit Funding 14 Ltd. Series 2023-14A Class E†	13.032% (3 mo. USD Term SOFR + 7.75%	)#	4/20/2036	250,000	258,560
OHA Credit Funding 16 Ltd. Series 2023-16A Class C†	7.932% (3 mo. USD Term SOFR + 2.65%	)#	10/20/2036	250,000	250,680
OHA Credit Funding 18 Ltd. Series 2024-18A Class D1†	8.742% (3 mo. USD Term SOFR + 3.45%	)#	4/20/2037	350,000	357,109

See Notes to Financial Statements.	29

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Palmer Square CLO Ltd. Series 2023-1A Class D†	10.582% (3 mo. USD Term SOFR + 5.30%	)#	1/20/2036	$250,000	$255,645
Post CLO Ltd. Series 2023-1A Class B1†	7.782% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2036	250,000	251,521
Rad CLO 20 Ltd. Series 2023-20A Class D†	10.282% (3 mo. USD Term SOFR + 5.00%	)#	7/20/2036	250,000	256,750
Rad CLO 7 Ltd. Series 2020-7A Class A1R†	6.636% (3 mo. USD Term SOFR + 1.35%	)#	4/17/2036	1,000,000	1,001,724
Regatta XXV Funding Ltd. Series 2023-1A Class C†	8.351% (3 mo. USD Term SOFR + 3.05%	)#	7/15/2036	250,000	251,508
RR 12 Ltd. Series 2020-12A Class AAR3†	6.551% (3 mo. USD Term SOFR + 1.25%	)#	1/15/2036	350,000	349,995
RR 8 Ltd. Series 2020-8A Class A1R†	6.675% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	1,000,000	1,003,711
SCF Equipment Leasing LLC Series 2023-1A Class A2†	6.56%		1/22/2030	98,354	99,311
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	89,775	86,957
Sixth Street CLO XXII Ltd. Series 2023-22A Class D†	10.282% (3 mo. USD Term SOFR + 5.00%	)#	4/22/2036	300,000	306,590
Sixth Street CLO XXVI Ltd. Series 2024-26A Class E†(a)	1.00% (3 mo. USD Term SOFR + 5.65%	)#	10/18/2037	250,000	250,003
Stratus Static CLO Ltd. Series 2022-3A Class CR†	7.682% (3 mo. USD Term SOFR + 2.40%	)#	10/20/2031	250,000	250,979
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	100,000	101,799
Sycamore Tree CLO Ltd. Series 2024-5A Class D1†	9.573% (3 mo. USD Term SOFR + 4.25%	)#	4/20/2036	250,000	253,365
Valley Stream Park CLO Ltd. Series 2022-1A Class BR†	7.532% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2034	250,000	250,305
Valley Stream Park CLO Ltd. Series 2022-1A Class DR†	9.432% (3 mo. USD Term SOFR + 4.15%	)#	10/20/2034	250,000	251,772

30	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Other (continued)
Voya CLO Ltd. Series 2023-1A Class C†	8.132% (3 mo. USD Term SOFR + 2.85%	)#	1/20/2037	$250,000	$252,304
Wellington Management CLO 3 Ltd. Series 2024-3A Class A1†(a)	5.07% (3 mo. USD Term SOFR + 1.36%	)#	7/18/2037	350,000	350,000	(b)
Total					25,386,151

Student Loan 0.58%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class D†	8.097% (30 day USD SOFR Average + 2.75%	)#	6/25/2047	233,461	236,296
Total Asset-Backed Securities (cost $31,839,521)					31,938,482

CORPORATE BONDS 8.36%

Auto Manufacturers 1.71%
General Motors Financial Co., Inc.	6.428% (SOFR + 1.05%	)#	7/15/2027	300,000	300,212
Hyundai Capital America†	6.408% (SOFR + 1.04%	)#	6/24/2027	400,000	400,609
Total					700,821

Banks 5.21%
ABN AMRO Bank NV (Netherlands)†(c)	7.148% (SOFR + 1.78%	)#	9/18/2027	400,000	406,608
Bank of Nova Scotia (Canada)(c)	6.471% (SOFR + 1.08%	)#	8/1/2029	200,000	200,249
BPCE SA (France)†(c)	7.347% (SOFR + 1.98%	)#	10/19/2027	250,000	255,051
Citigroup, Inc.	6.148% (3 mo. USD Term SOFR + 0.81%	)#	8/25/2036	200,000	174,161
Goldman Sachs Group, Inc.	7.217% (SOFR + 1.85%	)#	3/15/2028	383,000	391,774
JPMorgan Chase & Co.	6.297% (SOFR + 0.93%	)#	7/22/2028	300,000	300,585
NatWest Markets PLC (United Kingdom)†(c)	6.505% (SOFR + 1.14%	)#	5/17/2029	400,000	401,742
Total					2,130,170

See Notes to Financial Statements.	31

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Insurance 0.49%
Athene Global Funding†	6.579% (SOFR + 1.21%	)#	3/25/2027	$199,000	$200,103

Mining 0.95%
Glencore Funding LLC†	6.428% (SOFR + 1.06%	)#	4/4/2027	387,000	387,900
Total Corporate Bonds (cost $3,419,102)					3,418,994

FLOATING RATE LOANS(d) 5.66%

Aerospace 0.24%
American Airlines, Inc. 2021 Term Loan	10.294% (3 mo. USD Term SOFR + 4.75%	)	4/20/2028	96,375	99,826

Building Materials 0.24%
Quikrete Holdings, Inc. 2024 Term Loan B	7.844% (1 mo. USD Term SOFR + 2.50%	)	4/14/2031	97,755	98,177

Computers 0.23%
Amentum Government Services Holdings LLC 2024 Term Loan B	–	(e)	7/30/2031	92,000	92,345

Diversified Financial Services 0.86%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	7.345% (1 mo. USD Term SOFR + 2.00%	)	6/22/2028	98,991	99,427
CPI Holdco B LLC Term Loan	–	(e)	5/19/2031	117,000	117,159
Nuvei Technologies Corp. USD Term Loan (Canada)(c)	8.444% (1 mo. USD Term SOFR + 3.00%	)	12/19/2030	82,585	82,964
Setanta Aircraft Leasing Designated Activity Co. 2024 Term Loan B (Ireland)(c)	7.085% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	51,000	51,330
Total					350,880

Diversified Manufacturing Operations 0.69%
First Eagle Investment Management LLC 2024 Term Loan B2	–	(e)	3/5/2029	285,000	283,098

32	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Entertainment 0.73%
Caesars Entertainment, Inc. 2024 Term Loan B1	8.097% (3 mo. USD Term SOFR + 2.75%	)	2/6/2031		$117,705	$118,115
Flutter Financing BV Term Loan B (Netherlands)(c)	7.585% (3 mo. USD Term SOFR + 2.25%	)	11/29/2030		100,460	100,732
GVC Holdings (Gibraltar) Ltd. 2024 EUR Term Loan B	6.922% (6 mo. EURIBOR + 3.25%	)	6/30/2028	EUR	73,000	79,453
Total						298,300

Financial 0.67%
Hudson River Trading LLC 2021 Term Loan	–	(e)	3/20/2028		$175,000	175,249
LPL Holdings, Inc. 2019 Term Loan B1	7.193% (1 mo. USD Term SOFR + 1.75%	)	11/12/2026		98,708	98,858
Total						274,107

Health Care Services 0.14%
Concentra Health Services, Inc. Term Loan B	–	(e)	7/28/2031		56,000	56,210

Lodging 0.24%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B3	7.10% (1 mo. USD Term SOFR + 1.75%	)	6/21/2028		100,000	100,328

Media 0.24%
Charter Communications Operating LLC 2019 Term Loan B2	7.082% (3 mo. USD Term SOFR + 1.75%	)	2/1/2027		98,705	98,712

Oil & Gas 0.10%
Petroleos Mexicanos 2023 Term Loan (Mexico)(c)	–	(e)	11/30/2026		40,000	39,904

Pharmaceuticals 0.17%
Vizient, Inc. 2024 Term Loan B	–	(e)	7/18/2031		68,000	68,340

Real Estate 0.18%
Cushman & Wakefield U.S. Borrower LLC 2024 Term Loan	9.094% (1 mo. USD Term SOFR + 3.75%	)	1/31/2030		73,354	73,721

See Notes to Financial Statements.	33

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Retail 0.34%
KFC Holding Co. 2021 Term Loan B	7.199% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	$98,977	$99,153
Peer Holding III BV 2023 USD Term Loan B4 (Netherlands)(c)	8.585% (3 mo. USD Term SOFR + 3.25%	)	10/28/2030	41,895	42,170
Total					141,323

Telecommunications 0.49%
Lorca Holdco Ltd. 2024 USD Term Loan (United Kingdom)(c)	–	(e)	3/25/2031	199,091	200,086

Utilities 0.10%
Compass Power Generation LLC 2022 Term Loan B2	9.708% (1 mo. USD Term SOFR + 4.25%	)	4/14/2029	39,418	39,797
Total Floating Rate Loans (cost $2,307,912)					2,315,154

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.90%
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	6.671% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	200,000	198,624
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	6.132% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	154,860	153,318
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.721% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	115,078	114,467
BX Trust Series 2024-VLT4 Class A†	6.82% (1 mo. USD Term SOFR + 1.49%	)#	7/15/2029	200,000	199,988
CONE Trust Series 2024-DFW1 Class A†	6.942% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2026	20,000	19,993
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	7.197% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	290,153	294,299

34	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.697% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	$210,721	$211,614
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	6.597% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	233,743	234,477
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	6.336% (30 day USD SOFR Average + 1.00%	)#	7/25/2044	250,000	250,218
Great Wolf Trust Series 2024-WOLF Class A†	6.871% (1 mo. USD Term SOFR + 1.54%	)#	3/15/2039	200,000	199,579
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	6.949% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	300,000	299,598
KIND Commercial Mortgage Trust Series 2024-1 Class A†(a)	7.24% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2029	340,000	340,066
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.727% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	100,000	98,894
Multifamily Connecticut Avenue Securities Trust Series 2024-01 Class M7†	8.097% (30 day USD SOFR Average + 2.75%	)#	7/25/2054	110,000	110,168
NRTH Mortgage Trust Series 2024-PARK Class A†	6.97% (1 mo. USD Term SOFR + 1.64%	)#	3/15/2039	260,000	259,318
PFP Ltd. Series 2023-10 Class A†	7.70% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	100,000	100,341
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	6.721% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	150,000	149,394
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,226,540)					3,234,356

See Notes to Financial Statements.	35

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
U.S. TREASURY OBLIGATIONS 4.12%
U.S. Treasury Floating Rate Notes (cost $1,685,957)	5.395% (3 mo. Treasury money market yield + 0.18%	)#	7/31/2026	$1,686,000	$1,687,235
Total Long-Term Investments (cost $42,479,032)					42,594,221

SHORT-TERM INVESTMENTS 2.44%

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 2.44%
Federal Home Loan Bank Discount Notes (cost $1,000,000)	Zero Coupon		8/1/2024	1,000,000	999,854
Total Investments in Securities 106.52% (cost $43,479,032)					43,594,075
Other Assets and Liabilities – Net(f) (6.52)%					(2,667,324)
Net Assets 100.00%					$40,926,751

CAD	Canadian Dollar.
EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2024, the total value of Rule 144A securities was $36,056,199, which represents 88.10% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at July 31, 2024.
(a)	Securities purchased on a when-issued basis (See Note 2(k)).
(b)	Level 3 Investment as described in Note 2(p) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at July 31, 2024.
(e)	Interest Rate to be determined.
(f)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

36	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	8/9/2024	446,000	$325,324	$323,108	$2,216

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Buy	Goldman Sachs	8/9/2024	25,000	$18,274	$18,111	$(163)
Canadian dollar	Buy	Morgan Stanley	8/9/2024	21,000	15,425	15,214	(211)
Euro	Sell	Morgan Stanley	8/20/2024	150,000	161,461	162,473	(1,012)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,386)

Futures Contracts at July 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2024	30	Short	$(6,143,648)	$(6,161,016)	$(17,368)
U.S. 5-Year Treasury Note	September 2024	4	Short	(430,965)	(431,563)	(598)
Total Unrealized Depreciation on Futures Contracts						$(17,966)

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$25,036,151	$350,000	$25,386,151
Remaining Industries	–	6,552,331	–	6,552,331
Corporate Bonds	–	3,418,994	–	3,418,994
Floating Rate Loans	–	2,315,154	–	2,315,154
Non-Agency Commercial Mortgage-Backed Securities	–	3,234,356	–	3,234,356
U.S. Treasury Obligations	–	1,687,235	–	1,687,235
Short-Term Investments
Government Sponsored Enterprises Securities	–	999,854	–	999,854
Total	$–	$43,244,075	$350,000	$43,594,075

See Notes to Financial Statements.	37

Schedule of Investments (concluded)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$2,216	$–	$2,216
Liabilities	–	(1,386)	–	(1,386)
Futures Contracts
Assets	–	–	–	–
Liabilities	(17,966)	–	–	(17,966)
Total	$(17,966)	$830	$–	$(17,136)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

38	See Notes to Financial Statements.

Schedule of Investments

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
LONG-TERM INVESTMENTS 104.39%

ASSET-BACKED SECURITIES 1.05%

Other 1.05%
Carlyle U.S. CLO Ltd. Series 2022-3A Class CR†	7.832% (3 mo. USD Term SOFR + 2.55%	)#	4/20/2037	$7,000,000	$7,094,346
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†	7.294% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2037	6,270,000	6,325,692
CIFC Funding Ltd. Series 2023-3A Class B†	7.582% (3 mo. USD Term SOFR + 2.30%	)#	1/20/2037	6,040,000	6,124,369
Empower CLO Ltd. Series 2023-1A Class D†	10.785% (3 mo. USD Term SOFR + 5.50%	)#	4/25/2036	7,500,000	7,702,411
Oaktree CLO Ltd. Series 2023-2A Class D†	10.732% (3 mo. USD Term SOFR + 5.45%	)#	7/20/2036	2,000,000	2,071,905
OHA Loan Funding Ltd. Series 2016-1A Class CR2†	7.435% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2037	3,000,000	3,030,853
Palmer Square CLO Ltd. Series 2023-3A Class C†	8.182% (3 mo. USD Term SOFR + 2.90%	)#	1/20/2037	2,750,000	2,779,843
Peebles Park CLO Ltd. Series 2024-1A Class B1†	7.304% (3 mo. USD Term SOFR + 2.00%	)#	4/21/2037	7,970,000	8,049,078
Sixth Street CLO XVI Ltd. Series 2020-16A Class ER†	12.702% (3 mo. USD Term SOFR + 7.42%	)#	1/20/2037	6,500,000	6,798,572
Voya CLO Ltd. Series 2023-1A Class C†	8.132% (3 mo. USD Term SOFR + 2.85%	)#	1/20/2037	4,730,000	4,773,590
Total Asset-Backed Securities (cost $54,648,701)					54,750,659

See Notes to Financial Statements.	39

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
CONVERTIBLE BONDS 2.08%

Diversified Financial Services 0.10%
Bread Financial Holdings, Inc.	4.25%	6/15/2028	$3,357,000	$5,214,092

Electric 0.10%
Atlantica Sustainable Infrastructure Jersey Ltd. (Jersey)(a)	4.00%	7/15/2025	5,000,000	4,931,693

Energy-Alternate Sources 0.17%
Enphase Energy, Inc.(b)	Zero Coupon	3/1/2028	9,903,000	8,575,253

Engineering & Construction 0.09%
Granite Construction, Inc.	3.75%	5/15/2028	3,100,000	4,885,600

Health Care-Products 0.18%
Glaukos Corp.	2.75%	6/15/2027	1,962,000	4,182,984
Merit Medical Systems, Inc.†	3.00%	2/1/2029	4,362,000	5,127,031
Total				9,310,015

Internet 0.22%
MakeMyTrip Ltd. (India)(a)	Zero Coupon	2/15/2028	2,070,000	5,077,710
Meituan (China)(a)	Zero Coupon	4/27/2027	6,600,000	6,322,800
Total				11,400,510

Iron-Steel 0.10%
ATI, Inc.	3.50%	6/15/2025	1,225,000	5,358,150

Leisure Time 0.09%
Royal Caribbean Cruises Ltd.	6.00%	8/15/2025	1,471,000	4,663,622

Lodging 0.08%
Wynn Macau Ltd. (Macau)†(a)	4.50%	3/7/2029	4,050,000	4,026,713

Miscellaneous Manufacturing 0.09%
Axon Enterprise, Inc.	0.50%	12/15/2027	3,372,000	4,745,129

Oil & Gas 0.20%
CNX Resources Corp.	2.25%	5/1/2026	2,946,000	6,160,086
Permian Resources Operating LLC	3.25%	4/1/2028	1,692,000	4,430,808
Total				10,590,894

REITS 0.31%
PennyMac Corp.	5.50%	11/1/2024	7,856,000	7,783,332
PennyMac Corp.	5.50%	3/15/2026	8,728,000	8,427,044
Total				16,210,376

40	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Semiconductors 0.12%
ams-OSRAM AG	2.125%	11/3/2027	EUR	7,100,000	$6,108,760

Software 0.10%
Guidewire Software, Inc.	1.25%	3/15/2025		$3,920,000	5,286,120

Telecommunications 0.13%
GDS Holdings Ltd. (China)(a)	4.50%	1/31/2030		7,350,000	6,737,542
Total Convertible Bonds (cost $103,736,699)					108,044,469

	Dividend Rate			Shares
CONVERTIBLE PREFERRED STOCKS 0.30%

Commercial Banks 0.09%
Bank of America Corp.	7.25%			4,163	4,981,029

Financial Services 0.11%
Apollo Global Management, Inc.	6.75%			82,411	5,631,144

Health Care Providers & Services 0.10%
Brookdale Senior Living, Inc.	7.00%			48,868	5,107,195
Total Convertible Preferred Stocks (cost $14,962,920)					15,719,368

	Interest Rate	Maturity Date		Principal Amount†

CORPORATE BONDS 84.86%

Advertising 1.24%
Advantage Sales & Marketing, Inc.†	6.50%	11/15/2028		$19,305,000	17,717,558
Clear Channel Outdoor Holdings, Inc.†	7.50%	6/1/2029		7,155,000	6,151,580
Clear Channel Outdoor Holdings, Inc.†	9.00%	9/15/2028		1,332,000	1,415,600
Clear Channel Worldwide Holdings, Inc.†	5.125%	8/15/2027		4,500,000	4,363,315
Outfront Media Capital LLC/Outfront Media Capital Corp.†	4.25%	1/15/2029		5,130,000	4,760,742
Outfront Media Capital LLC/Outfront Media Capital Corp.†	5.00%	8/15/2027		12,517,000	12,241,991
Summer BC Bidco B LLC†	5.50%	10/31/2026		2,800,000	2,753,757
Summer BC Holdco A SARL	9.25%	10/31/2027	EUR	12,048,876	12,844,296
Summer BC Holdco B SARL	5.75%	10/31/2026	EUR	2,032,000	2,189,495
Total					64,438,334

See Notes to Financial Statements.	41

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Aerospace/Defense 0.42%
Bombardier, Inc. (Canada)†(a)	6.00%	2/15/2028	$4,753,000	$4,744,317
Bombardier, Inc. (Canada)†(a)(b)	7.50%	2/1/2029	6,610,000	6,906,504
TransDigm, Inc.	5.50%	11/15/2027	5,877,000	5,807,635
TransDigm, Inc.†	6.75%	8/15/2028	1,684,000	1,718,475
Triumph Group, Inc.†	9.00%	3/15/2028	2,366,000	2,495,044
Total				21,671,975

Agriculture 0.47%
Kernel Holding SA (Ukraine)†(a)	6.50%	10/17/2024	7,247,000	6,739,710
Kernel Holding SA (Ukraine)(a)	6.75%	10/27/2027	3,000,000	2,307,998
MHP Lux SA (Luxembourg)†(a)	6.25%	9/19/2029	7,500,000	5,423,550
Turning Point Brands, Inc.†	5.625%	2/15/2026	2,668,000	2,636,381
Vector Group Ltd.†	5.75%	2/1/2029	7,400,000	7,106,714
Total				24,214,353

Airlines 1.96%
Air Canada (Canada)†(a)	3.875%	8/15/2026	6,931,000	6,672,112
American Airlines, Inc.†	7.25%	2/15/2028	17,266,000	17,264,707
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%	4/20/2026	5,250,000	5,219,414
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	9,805,594	9,591,478
Azul Secured Finance LLP	11.50%	5/28/2029	2,000,000	1,563,469
Azul Secured Finance LLP†	11.93%	8/28/2028	9,000,000	8,670,519
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	11.00%	4/15/2029	10,005,449	9,550,551
United Airlines, Inc.†	4.625%	4/15/2029	19,900,000	18,822,288
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)(b)	7.875%	5/1/2027	5,610,000	5,083,381
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)	9.50%	6/1/2028	21,933,000	19,650,130
Total				102,088,049

Auto Manufacturers 0.78%
Aston Martin Capital Holdings Ltd. (United Kingdom)†(a)	10.00%	3/31/2029	15,866,000	15,942,253
Ford Motor Credit Co. LLC	5.125%	6/16/2025	12,000,000	11,944,043
Jaguar Land Rover Automotive PLC (United Kingdom)†(a)	5.875%	1/15/2028	8,000,000	7,927,586
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	4,470,000	4,704,152
Total				40,518,034

42	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†		Fair Value
Auto Parts & Equipment 1.26%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027			$7,375,000	$7,403,349
American Axle & Manufacturing, Inc.	6.875%		7/1/2028			2,500,000	2,502,624
Dana, Inc.	5.625%		6/15/2028			3,425,000	3,340,507
Goodyear Tire & Rubber Co.	5.00%		5/31/2026			9,764,000	9,642,038
Grupo Antolin-Irausa SA†	10.375%		1/30/2030		EUR	4,700,000	5,096,519
IHO Verwaltungs GmbH (Germany)†(a)	4.75%		9/15/2026			$6,900,000	6,733,702
IHO Verwaltungs GmbH (Germany)†(a)	6.375%		5/15/2029			4,000,000	4,007,204
Standard Profil Automotive GmbH	6.25%		4/30/2026		EUR	7,281,000	6,970,230
Tenneco, Inc.†	8.00%		11/17/2028			$21,968,000	19,952,364
Total							65,648,537

Banks 2.44%
Banco Mercantil del Norte SA (Cayman Islands)(a)	5.875% (5 yr. CMT + 4.64%	)#	–	(c)		6,000,000	5,751,985
Bancolombia SA (Colombia)(a)	4.625% (5 yr. CMT + 2.94%	)#	12/18/2029			6,800,000	6,742,984
Comerica, Inc.	5.982% (SOFR + 2.16%	)#	1/30/2030			3,686,000	3,696,197
Freedom Mortgage Corp.†	6.625%		1/15/2027			2,750,000	2,697,986
Freedom Mortgage Corp.†	12.00%		10/1/2028			16,990,000	18,296,174
Freedom Mortgage Corp.†	12.25%		10/1/2030			4,905,000	5,380,437
ING Groep NV (Netherlands)(a)	6.928% (SOFR + 1.56%	)#	9/11/2027			3,500,000	3,552,680
JPMorgan Chase & Co.	4.00% (3 mo. USD Term SOFR + 2.75%	)#	–	(c)		17,508,000	17,159,545
KeyCorp	5.00% (3 mo. USD Term SOFR + 3.87%	)#	–	(c)		6,860,000	6,288,456
M&T Bank Corp.	3.50% (5 yr. CMT + 2.68%	)#	–	(c)		10,821,000	9,355,456
Popular, Inc.	7.25%		3/13/2028			8,530,000	8,905,687
Societe Generale SA (France)†(a)	9.375% (5 yr. CMT + 5.39%	)#	–	(c)		5,308,000	5,457,489
Standard Chartered PLC (United Kingdom)(a)	3.516% (5 yr. CMT + 1.85%	)#	2/12/2030			4,800,000	4,737,228
UBS Group AG (Switzerland)(a)	5.125% (5 yr. CMT + 4.86%	)#	–	(c)		6,630,000	6,385,685
UBS Group AG (Switzerland)†(a)	7.75% (5 yr. USD ICE Swap + 4.16%	)#	–	(c)		2,291,000	2,360,614

See Notes to Financial Statements.	43

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†		Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(a)	9.25% (5 yr. CMT + 4.75%	)#	–	(c)		$2,674,000	$2,917,922
Wells Fargo & Co.	6.437% (SOFR + 1.07%	)#	4/22/2028			9,819,000	9,878,970
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031			8,380,000	7,521,301
Total							127,086,796

Building Materials 1.92%
ACProducts Holdings, Inc.†(b)	6.375%		5/15/2029			5,165,000	3,111,839
AmeriTex HoldCo Intermediate LLC†	10.25%		10/15/2028			16,850,000	17,935,999
Camelot Return Merger Sub, Inc.†	8.75%		8/1/2028			10,790,000	10,738,907
Eco Material Technologies, Inc.†	7.875%		1/31/2027			10,648,000	10,843,665
Griffon Corp.	5.75%		3/1/2028			3,690,000	3,616,013
JELD-WEN, Inc.†	4.875%		12/15/2027			9,210,000	8,778,065
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030			5,500,000	5,151,284
New Enterprise Stone & Lime Co., Inc.†	5.25%		7/15/2028			7,000,000	6,728,441
Sisecam U.K. PLC (United Kingdom)†(a)	8.25%		5/2/2029			6,600,000	6,735,531
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028			14,604,000	14,482,200
Standard Industries, Inc.†	5.00%		2/15/2027			5,360,000	5,248,760
West China Cement Ltd. (China)(a)	4.95%		7/8/2026			7,800,000	6,424,918
Total							99,795,622

Chemicals 3.80%
ASP Unifrax Holdings, Inc.†	5.25%		9/30/2028			15,792,000	8,467,434
Celanese U.S. Holdings LLC	6.165%		7/15/2027			4,143,000	4,255,661
Cerdia Finanz GmbH (Germany)†(a)	10.50%		2/15/2027			11,562,000	11,914,468
Chemours Co.	5.375%		5/15/2027			8,416,000	8,093,495
Chemours Co.†	5.75%		11/15/2028			4,901,000	4,590,116
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028			13,671,000	13,218,452
Herens Midco SARL	5.25%		5/15/2029		EUR	16,909,000	13,862,071
INEOS Finance PLC (United Kingdom)†(a)(b)	6.75%		5/15/2028			$10,300,000	10,352,878
INEOS Finance PLC (United Kingdom)†(a)	7.50%		4/15/2029			7,750,000	7,898,637
INEOS Quattro Finance 2 PLC	8.50%		3/15/2029		EUR	4,900,000	5,652,096
INEOS Quattro Finance 2 PLC (United Kingdom)†(a)(b)	9.625%		3/15/2029			$8,250,000	8,853,397
Kobe U.S. Midco 2, Inc.†	9.25%		11/1/2026			7,461,825	6,128,024
Minerals Technologies, Inc.†	5.00%		7/1/2028			5,500,000	5,293,062
Nobian Finance BV	3.625%		7/15/2026		EUR	4,362,000	4,652,305
NOVA Chemicals Corp. (Canada)†(a)	5.25%		6/1/2027			$11,766,000	11,492,510

44	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Chemicals (continued)
NOVA Chemicals Corp. (Canada)†(a)	9.00%	2/15/2030		$9,317,000	$9,861,405
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028		14,207,000	15,115,097
Rain Carbon, Inc.†	12.25%	9/1/2029		12,147,000	13,144,597
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		54,000	52,936
SCIL IV LLC/SCIL USA Holdings LLC†	5.375%	11/1/2026		8,550,000	8,363,425
SK Invictus Intermediate II SARL (Luxembourg)†(a)	5.00%	10/30/2029		8,832,000	8,236,831
Synthomer PLC	7.375%	5/2/2029	EUR	5,020,000	5,746,644
Synthomer PLC†	7.375%	5/2/2029	EUR	2,235,000	2,558,516
Tronox, Inc.†	4.625%	3/15/2029		$9,856,000	8,988,142
WR Grace Holdings LLC†	5.625%	8/15/2029		801,000	733,819
Total					197,526,018

Coal 0.79%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029		19,886,000	20,921,086
Coronado Finance Pty. Ltd. (Australia)†(a)	10.75%	5/15/2026		1,063,000	1,106,247
SunCoke Energy, Inc.†	4.875%	6/30/2029		18,725,000	17,141,757
Warrior Met Coal, Inc.†	7.875%	12/1/2028		1,608,000	1,649,970
Total					40,819,060

Commercial Services 3.61%
AA Bond Co. Ltd.	6.50%	1/31/2026	GBP	2,395,000	3,095,211
AA Bond Co. Ltd.	6.50%	1/31/2026	GBP	1,200,000	1,550,836
Albion Financing 2 SARL (Luxembourg)†(a)	8.75%	4/15/2027		$6,766,000	6,861,746
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026		615,000	616,416
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027		22,783,000	22,780,740
Alta Equipment Group, Inc.†	9.00%	6/1/2029		5,248,000	4,977,821
Amber Finco PLC†	6.625%	7/15/2029	EUR	2,837,000	3,188,195
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027		$9,143,000	8,847,316
BCP V Modular Services Finance II PLC	6.125%	11/30/2028	GBP	8,000,000	9,551,574
BCP V Modular Services Finance PLC	6.75%	11/30/2029	EUR	5,264,000	4,870,904
Champions Financing, Inc.†	8.75%	2/15/2029		$4,787,000	4,886,124
CoreCivic, Inc.	8.25%	4/15/2029		12,612,000	13,285,077
CPI CG, Inc.†	10.00%	7/15/2029		8,992,000	9,382,161
Garda World Security Corp. (Canada)†(a)	7.75%	2/15/2028		3,227,000	3,333,036
GEO Group, Inc.	8.625%	4/15/2029		12,035,000	12,542,176
GEO Group, Inc.	10.25%	4/15/2031		4,077,000	4,373,631

See Notes to Financial Statements.	45

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Commercial Services (continued)
Herc Holdings, Inc.†	5.50%		7/15/2027		$4,554,000	$4,519,804
Hertz Corp.(d)	Zero Coupon		10/15/2022		2,000	85
Hertz Corp.†	Zero Coupon		10/15/2024		22,000	935
Hertz Corp.†(b)	4.625%		12/1/2026		7,846,000	5,926,999
Prime Security Services Borrower LLC/Prime Finance, Inc.†	6.25%		1/15/2028		5,849,000	5,835,563
RAC Bond Co. PLC	5.25%		11/4/2046	GBP	7,125,000	8,687,254
Sabre GLBL, Inc.†	8.625%		6/1/2027		$9,322,000	8,720,128
Sabre GLBL, Inc.†	11.25%		12/15/2027		5,148,000	5,101,322
Sotheby’s†	7.375%		10/15/2027		11,210,000	9,347,339
WASH Multifamily Acquisition, Inc.†	5.75%		4/15/2026		22,527,000	22,191,589
Williams Scotsman, Inc.†	6.625%		6/15/2029		2,915,000	2,970,733
Total						187,444,715

Computers 1.10%
Ahead DB Holdings LLC†	6.625%		5/1/2028		5,884,000	5,602,330
CA Magnum Holdings (Mauritius)(a)	5.375%		10/31/2026		10,200,000	9,852,129
NCR Atleos Corp.†	9.50%		4/1/2029		6,472,000	7,075,172
NCR Voyix Corp.†	5.125%		4/15/2029		9,906,000	9,473,302
Unisys Corp.†	6.875%		11/1/2027		14,050,000	12,600,148
Virtusa Corp.†	7.125%		12/15/2028		5,180,000	4,913,565
Western Digital Corp.	2.85%		2/1/2029		8,696,000	7,681,978
Total						57,198,624

Cosmetics/Personal Care 0.19%
Coty, Inc.†	5.00%		4/15/2026		10,000,000	9,900,502

Distribution/Wholesale 0.41%
Gates Corp.†	6.875%		7/1/2029		3,490,000	3,558,094
Manuchar Group SARL	7.25%		6/30/2027	EUR	3,900,000	4,132,666
SIG PLC	5.25%		11/30/2026	EUR	8,290,000	8,534,474
Travis Perkins PLC	3.75%		2/17/2026	GBP	4,300,000	5,294,659
Total						21,519,893

Diversified Financial Services 7.57%
AerCap Holdings NV (Ireland)(a)	5.875% (5 yr. CMT + 4.54%	)#	10/10/2079		$3,000,000	2,994,963
AG Issuer LLC†	6.25%		3/1/2028		7,009,000	6,723,227
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027		2,500,000	2,554,885
Aretec Group, Inc.†	10.00%		8/15/2030		3,162,000	3,375,252
ASG Finance DAC (Ireland)†(a)	9.75%		5/15/2029		10,949,000	11,003,636

46	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.50%		1/15/2026	$8,655,000	$8,657,676
Bread Financial Holdings, Inc.†	9.75%		3/15/2029	10,300,000	11,051,663
Castlelake Aviation Finance DAC (Ireland)†(a)	5.00%		4/15/2027	18,000,000	17,574,070
Coinbase Global, Inc.†	3.375%		10/1/2028	26,709,000	23,534,908
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	13,152,000	13,255,112
GGAM Finance Ltd. (Ireland)†(a)	6.875%		4/15/2029	7,074,000	7,250,390
GGAM Finance Ltd. (Ireland)†(a)	8.00%		2/15/2027	8,556,000	8,852,893
GGAM Finance Ltd. (Ireland)†(a)	8.00%		6/15/2028	15,577,000	16,495,622
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(a)	6.50%		9/15/2024	20,919,685	20,060,743
ILFC E-Capital Trust I†	7.159% (3 mo. USD Term SOFR + 1.81%	)#	12/21/2065	9,299,000	7,742,016
ILFC E-Capital Trust II†	7.409% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065	11,038,000	9,375,427
Jefferies Finance LLC/JFIN Co-Issuer Corp.†	5.00%		8/15/2028	24,700,000	22,963,617
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	8,175,000	8,124,401
LFS Topco LLC†	5.875%		10/15/2026	9,639,000	8,963,359
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	8.125%		3/30/2029	2,325,000	2,462,005
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	8.375%		5/1/2028	4,364,000	4,624,788
Midcap Financial Issuer Trust†	6.50%		5/1/2028	25,199,000	24,362,896
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028	5,000,000	4,860,407
Nationstar Mortgage Holdings, Inc.†	6.00%		1/15/2027	8,000,000	7,946,206
Nationstar Mortgage Holdings, Inc.†	6.50%		8/1/2029	6,331,000	6,329,573
Navient Corp.	4.875%		3/15/2028	509,000	475,548
Navient Corp.	6.75%		6/25/2025	2,925,000	2,936,121
Navient Corp.	6.75%		6/15/2026	9,325,000	9,433,235
Navient Corp.	9.375%		7/25/2030	7,650,000	8,156,507
Navient Corp.	11.50%		3/15/2031	3,942,000	4,372,439
OneMain Finance Corp.	6.625%		1/15/2028	23,676,000	24,012,578
OneMain Finance Corp.	7.125%		3/15/2026	14,859,000	15,123,252
OneMain Finance Corp.	7.875%		3/15/2030	7,850,000	8,192,221
Osaic Holdings, Inc.†	10.75%		8/1/2027	7,618,000	7,780,736
PennyMac Financial Services, Inc.†	5.375%		10/15/2025	8,178,000	8,135,701
PennyMac Financial Services, Inc.†	7.875%		12/15/2029	3,806,000	3,986,442
PHH Mortgage Corp.†	7.875%		3/15/2026	4,904,000	4,816,885
PRA Group, Inc.†	5.00%		10/1/2029	4,617,000	4,105,803

See Notes to Financial Statements.	47

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Diversified Financial Services (continued)
PRA Group, Inc.†	8.875%		1/31/2030		$8,326,000	$8,483,145
Provident Funding Associates LP/PFG Finance Corp.†	6.375%		6/15/2025		696,000	679,843
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026		3,945,000	3,730,164
SLM Corp.	3.125%		11/2/2026		6,289,000	5,956,857
United Wholesale Mortgage LLC†	5.50%		4/15/2029		3,465,000	3,344,168
World Acceptance Corp.†	7.00%		11/1/2026		9,190,000	8,848,264
Total						393,709,644

Electric 1.59%
Alexander Funding Trust II†	7.467%		7/31/2028		3,000,000	3,210,893
Algonquin Power & Utilities Corp. (Canada)(a)	4.75% (5 yr. CMT + 3.25%	)#	1/18/2082		12,704,000	11,626,167
Calpine Corp.†	5.125%		3/15/2028		8,370,000	8,111,731
Calpine Corp.†	5.25%		6/1/2026		4,818,000	4,785,757
Elwood Energy LLC	8.159%		7/5/2026		5,654	5,258
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%		2/11/2025		5,483,000	5,486,975
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(c)	7,265,000	8,055,057
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028		3,723,000	3,515,637
Talen Energy Supply LLC†	8.625%		6/1/2030		786,000	847,508
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(c)	12,783,000	12,866,780
Vistra Corp.†	8.00% (5 yr. CMT + 6.93%	)#	–	(c)	2,467,000	2,532,995
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(c)	10,130,000	10,671,773
Vistra Operations Co. LLC†	5.00%		7/31/2027		2,629,000	2,576,172
Vistra Operations Co. LLC†	5.50%		9/1/2026		225,000	223,131
Vistra Operations Co. LLC†	5.625%		2/15/2027		8,265,000	8,206,673
Total						82,722,507

Electrical Components & Equipment 0.13%
Energizer Holdings, Inc.†	4.75%		6/15/2028		7,356,000	6,983,116

Energy-Alternate Sources 0.07%
TerraForm Power Operating LLC†	5.00%		1/31/2028		3,633,000	3,503,937

48	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Engineering & Construction 0.10%
Assemblin Caverion Group AB†	6.25%		7/1/2030	EUR	2,033,000	$2,249,372
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028		$3,226,000	3,074,078
Total						5,323,450

Entertainment 0.92%
Cinemark USA, Inc.†(b)	5.25%		7/15/2028		7,816,000	7,563,183
CPUK Finance Ltd.	4.50%		8/28/2027	GBP	1,285,000	1,551,681
Empire Resorts, Inc.†	7.75%		11/1/2026		$2,000,000	1,930,206
Flutter Treasury DAC (Ireland)†(a)	6.375%		4/29/2029		2,832,000	2,885,029
Inter Media & Communication SpA	6.75%		2/9/2027	EUR	17,714,153	19,041,017
Jacobs Entertainment, Inc.†	6.75%		2/15/2029		$4,170,000	3,901,316
Penn Entertainment, Inc.†(b)	4.125%		7/1/2029		5,613,000	4,971,555
Pinewood Finco PLC	3.25%		9/30/2025	GBP	4,900,000	6,137,921
Total						47,981,908

Environmental Control 0.25%
Enviri Corp.†	5.75%		7/31/2027		$13,335,000	12,951,013

Food 0.59%
B&G Foods, Inc.†	8.00%		9/15/2028		2,931,000	2,992,268
Bellis Acquisition Co. PLC†	8.125%		5/14/2030	GBP	4,788,000	6,099,895
Iceland Bondco PLC†	10.875%		12/15/2027	GBP	654,000	896,822
Iceland Bondco PLC	10.875%		12/15/2027	GBP	2,898,000	3,973,992
Market Bidco Finco PLC	5.50%		11/4/2027	GBP	8,850,000	10,666,221
Nathan’s Famous, Inc.†	6.625%		11/1/2025		$10,000	10,020
Sigma Holdco BV (Netherlands)†(a)	7.875%		5/15/2026		5,933,000	5,879,742
Total						30,518,960

Forest Products & Paper 0.58%
Ahlstrom Holding 3 OYJ (Finland)†(a)	4.875%		2/4/2028		13,511,000	12,718,688
Mercer International, Inc. (Canada)(a)	5.125%		2/1/2029		10,857,000	9,211,056
Mercer International, Inc. (Canada)(a)	5.50%		1/15/2026		3,928,000	3,831,999
Mercer International, Inc. (Canada)†(a)	12.875%		10/1/2028		3,960,000	4,224,694
Total						29,986,437

Hand/Machine Tools 0.15%
IMA Industria Macchine Automatiche SpA†	7.435% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	1,618,000	1,772,191
IMA Industria Macchine Automatiche SpA	7.435% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	5,265,000	5,766,742
Total						7,538,933

See Notes to Financial Statements.	49

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Health Care-Products 0.32%
Bausch & Lomb Corp. (Canada)†(a)	8.375%	10/1/2028		$16,228,000	$16,693,271

Health Care-Services 2.74%
Catalent Pharma Solutions, Inc.	2.375%	3/1/2028	EUR	950,000	996,218
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027		$15,075,000	14,985,037
CHS/Community Health Systems, Inc.†	5.625%	3/15/2027		26,260,000	25,168,225
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030		10,195,000	7,746,484
CHS/Community Health Systems, Inc.†(b)	6.875%	4/1/2028		4,244,000	3,340,655
CHS/Community Health Systems, Inc.†(b)	6.875%	4/15/2029		5,391,000	4,426,359
CHS/Community Health Systems, Inc.†	8.00%	12/15/2027		4,260,000	4,267,114
Global Medical Response, Inc.†	6.50%	10/1/2025		6,981,000	6,748,224
HCA, Inc.	5.25%	4/15/2025		3,531,000	3,524,939
HCA, Inc.	5.375%	2/1/2025		3,969,000	3,962,022
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028		18,433,000	19,654,178
Legacy LifePoint Health LLC†	4.375%	2/15/2027		9,178,000	8,879,158
LifePoint Health, Inc.†(b)	5.375%	1/15/2029		11,343,000	10,286,683
LifePoint Health, Inc.†	11.00%	10/15/2030		1,976,000	2,220,242
Select Medical Corp.†	6.25%	8/15/2026		5,212,000	5,256,319
Tenet Healthcare Corp.	5.125%	11/1/2027		2,100,000	2,064,108
Tenet Healthcare Corp.	6.125%	10/1/2028		7,580,000	7,604,010
U.S. Acute Care Solutions LLC†	9.75%	5/15/2029		11,496,000	11,412,395
Total					142,542,370

Holding Companies-Diversified 0.21%
Benteler International AG†	9.375%	5/15/2028	EUR	2,150,000	2,461,526
Benteler International AG (Austria)†(a)	10.50%	5/15/2028		$2,814,000	2,995,343
Stena International SA (Luxembourg)†(a)	7.25%	1/15/2031		2,756,000	2,822,012
Stena International SA (Luxembourg)†(a)	7.625%	2/15/2031		2,616,000	2,692,115
Total					10,970,996

Home Builders 1.20%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%	8/1/2029		10,000,000	9,278,821
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada)†(a)	5.00%	6/15/2029		7,847,000	7,294,419
Dream Finders Homes, Inc.†	8.25%	8/15/2028		2,257,000	2,343,409
Landsea Homes Corp.†	8.875%	4/1/2029		11,255,000	11,369,004
LGI Homes, Inc.†	8.75%	12/15/2028		9,424,000	10,018,428
M/I Homes, Inc.	3.95%	2/15/2030		3,289,000	3,005,129
M/I Homes, Inc.	4.95%	2/1/2028		2,111,000	2,062,524

50	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†		Fair Value
Home Builders (continued)
Miller Homes Group Finco PLC	7.00%		5/15/2029		GBP	10,265,000	$12,585,851
STL Holding Co. LLC†	8.75%		2/15/2029			$4,071,000	4,241,626
Total							62,199,211

Housewares 0.59%
Newell Brands, Inc.	4.875%		6/1/2025			3,993,000	3,975,577
Newell Brands, Inc.	5.70%		4/1/2026			1,880,000	1,876,965
Newell Brands, Inc.	6.375%		9/15/2027			14,025,000	14,052,907
Newell Brands, Inc.(b)	6.625%		9/15/2029			10,500,000	10,554,138
Total							30,459,587

Insurance 0.49%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028			5,036,000	5,064,136
Ardonagh Finco Ltd. (United Kingdom)†(a)	7.75%		2/15/2031			6,300,000	6,395,325
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%	)#	10/15/2051			7,889,000	7,402,394
Jones Deslauriers Insurance Management, Inc. (Canada)†(a)	8.50%		3/15/2030			1,343,000	1,409,858
SiriusPoint Ltd.	7.00%		4/5/2029			4,907,000	5,125,825
Total							25,397,538

Internet 2.44%
Acuris Finance U.S., Inc./Acuris Finance SARL†(e)	9.00%		8/1/2029			6,776,000	6,826,820
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.†	7.00%		6/15/2027			8,976,000	9,071,684
EquipmentShare.com, Inc.†	9.00%		5/15/2028			20,224,000	20,842,301
Gen Digital, Inc.†	6.75%		9/30/2027			6,431,000	6,545,723
GrubHub Holdings, Inc.†	5.50%		7/1/2027			3,926,000	3,621,695
ION Trading Technologies SARL (Luxembourg)†(a)	5.75%		5/15/2028			4,808,000	4,466,809
ION Trading Technologies SARL (Luxembourg)†(a)	9.50%		5/30/2029			13,290,000	13,820,491
Newfold Digital Holdings Group, Inc.†	6.00%		2/15/2029			4,415,000	3,072,368
Ocado Group PLC	3.875%		10/8/2026		GBP	6,280,000	7,498,036
Rakuten Group, Inc. (Japan)(a)	5.125% (5 yr. CMT + 4.58%	)#	–	(c)		$10,006,000	9,164,535
Rakuten Group, Inc. (Japan)†(a)	9.75%		4/15/2029			30,479,000	32,325,448
Rakuten Group, Inc. (Japan)†(a)	11.25%		2/15/2027			9,050,000	9,787,394
Total							127,043,304

See Notes to Financial Statements.	51

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†		Fair Value
Investment Companies 0.46%
Blue Owl Technology Finance Corp.†	4.75%	12/15/2025		$6,141,000	$5,990,918
Blue Owl Technology Finance Corp. II†	6.75%	4/4/2029		11,367,000	11,319,648
Sixth Street Lending Partners†	6.50%	3/11/2029		6,384,000	6,475,990
Total					23,786,556

Iron-Steel 0.91%
Algoma Steel, Inc. (Canada)†(a)	9.125%	4/15/2029		11,144,000	11,133,915
ATI, Inc.	5.875%	12/1/2027		4,425,000	4,392,088
CSN Inova Ventures (Brazil)(a)(b)	6.75%	1/28/2028		7,300,000	7,061,777
Eregli Demir ve Celik Fabrikalari TAS (Turkey)†(a)	8.375%	7/23/2029		3,900,000	3,940,950
Mineral Resources Ltd. (Australia)†(a)	8.00%	11/1/2027		6,411,000	6,585,771
Mineral Resources Ltd. (Australia)†(a)	8.50%	5/1/2030		4,492,000	4,694,439
Mineral Resources Ltd. (Australia)†(a)	9.25%	10/1/2028		1,508,000	1,605,588
TMS International Corp.†	6.25%	4/15/2029		6,864,000	6,378,689
U.S. Steel Corp.	6.875%	3/1/2029		1,629,000	1,640,548
Total					47,433,765

Leisure Time 1.92%
Carnival Corp.†	5.75%	3/1/2027		43,226,000	43,037,504
Carnival Corp.†	6.00%	5/1/2029		4,689,000	4,680,537
Deuce Finco PLC	5.50%	6/15/2027	GBP	5,400,000	6,669,673
NCL Corp. Ltd.†	5.875%	2/15/2027		$3,639,000	3,614,909
NCL Corp. Ltd.†	8.125%	1/15/2029		2,534,000	2,695,444
NCL Corp. Ltd.†	8.375%	2/1/2028		2,650,000	2,793,643
Pinnacle Bidco PLC	10.00%	10/11/2028	GBP	6,900,000	9,531,551
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027		$4,070,000	4,048,765
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026		7,000,000	6,972,930
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028		5,250,000	5,233,450
Royal Caribbean Cruises Ltd.†	9.25%	1/15/2029		10,000,000	10,695,520
Total					99,973,926

Lodging 1.47%
Full House Resorts, Inc.†	8.25%	2/15/2028		4,806,000	4,734,823
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026		4,013,000	3,865,314
Melco Resorts Finance Ltd. (Hong Kong)†(a)	5.75%	7/21/2028		12,750,000	11,979,033
MGM China Holdings Ltd. (Macau)†(a)	5.25%	6/18/2025		2,250,000	2,226,759
MGM China Holdings Ltd. (Macau)†(a)	5.875%	5/15/2026		3,450,000	3,414,195
MGM Resorts International	5.50%	4/15/2027		14,641,000	14,545,334
Sani/Ikos Financial Holdings 1 SARL†	7.25%	7/31/2030	EUR	2,197,000	2,399,251
Sani/Ikos Financial Holdings 1 SARL	7.25%	7/31/2030	EUR	2,337,000	2,552,139

52	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Lodging (continued)
Studio City Co. Ltd. (Macau)†(a)	7.00%		2/15/2027		$4,775,000	$4,786,937
Studio City Finance Ltd. (Hong Kong)(a)	6.50%		1/15/2028		10,300,000	9,877,323
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%		5/15/2027		8,430,000	8,266,428
Wynn Macau Ltd. (Macau)†(a)	5.50%		10/1/2027		8,241,000	7,871,909
Total						76,519,445

Machinery-Diversified 0.51%
GrafTech Global Enterprises, Inc.†	9.875%		12/15/2028		9,342,000	7,235,485
Mangrove Luxco III Sarl†	8.674% (3 mo. EURIBOR + 5.00%	)#	7/15/2029	EUR	4,046,000	4,387,212
Nova Alexandre III SAS	8.914% (3 mo. EURIBOR + 5.25%	)#	7/15/2029	EUR	6,398,000	6,992,179
Selecta Group BV	8.00%		4/1/2026	EUR	7,561,122	8,001,974
Total						26,616,850

Media 4.61%
Altice Financing SA (Luxembourg)†(a)	5.00%		1/15/2028		$5,500,000	4,397,893
AMC Networks, Inc.(b)	4.25%		2/15/2029		25,666,000	17,687,626
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%		2/1/2028		4,500,000	4,287,991
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%		5/1/2027		23,292,000	22,642,378
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%		9/1/2029		8,245,000	8,033,016
CSC Holdings LLC†	11.25%		5/15/2028		4,631,000	4,191,391
CSC Holdings LLC†	11.75%		1/31/2029		9,204,000	8,326,071
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%		8/15/2027		10,095,000	9,729,023
DISH Network Corp.†	11.75%		11/15/2027		6,451,000	6,461,444
Gray Television, Inc.†(b)	7.00%		5/15/2027		23,404,000	22,678,662
iHeartCommunications, Inc.(b)	6.375%		5/1/2026		4,521,117	3,826,687
LCPR Senior Secured Financing DAC (Ireland)†(a)	6.75%		10/15/2027		9,275,000	8,654,347
McGraw-Hill Education, Inc.†	5.75%		8/1/2028		10,180,000	9,815,506
Nexstar Media, Inc.†	5.625%		7/15/2027		13,170,000	12,784,772
Scripps Escrow, Inc.†(b)	5.875%		7/15/2027		6,110,000	4,254,454
Sirius XM Radio, Inc.†	3.125%		9/1/2026		16,043,000	15,252,743
Sunrise HoldCo IV BV (Netherlands)†(a)	5.50%		1/15/2028		3,500,000	3,423,459
TEGNA, Inc.	4.625%		3/15/2028		10,762,000	9,913,826
TEGNA, Inc.†	4.75%		3/15/2026		2,200,000	2,168,041
Univision Communications, Inc.†	6.625%		6/1/2027		15,563,000	15,503,243
Univision Communications, Inc.†	8.00%		8/15/2028		14,941,000	15,029,600

See Notes to Financial Statements.	53

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Media (continued)
Virgin Media Vendor Financing Notes IV DAC (Ireland)†(a)	5.00%	7/15/2028	$19,300,000	$18,097,388
Ziggo Bond Co. BV (Netherlands)†(a)	5.125%	2/28/2030	7,000,000	6,189,524
Ziggo Bond Co. BV (Netherlands)†(a)	6.00%	1/15/2027	6,475,000	6,443,719
Total				239,792,804

Metal Fabricate-Hardware 0.25%
Park-Ohio Industries, Inc.(b)	6.625%	4/15/2027	13,605,000	13,085,741

Mining 2.02%
China Hongqiao Group Ltd. (China)(a)	7.75%	3/27/2025	5,600,000	5,636,140
Compass Minerals International, Inc.†(b)	6.75%	12/1/2027	10,183,000	10,028,453
Eldorado Gold Corp. (Canada)†(a)	6.25%	9/1/2029	10,510,000	10,231,043
First Quantum Minerals Ltd. (Canada)†(a)	6.875%	10/15/2027	4,500,000	4,428,351
First Quantum Minerals Ltd. (Canada)†(a)	9.375%	3/1/2029	9,752,000	10,268,827
Hecla Mining Co.	7.25%	2/15/2028	20,883,000	21,076,481
Hudbay Minerals, Inc. (Canada)†(a)	4.50%	4/1/2026	17,595,000	17,220,856
JW Aluminum Continuous Cast Co.†	10.25%	6/1/2026	1,642,000	1,647,607
Novelis Corp.†	3.25%	11/15/2026	11,900,000	11,334,505
Taseko Mines Ltd. (Canada)†(a)	8.25%	5/1/2030	6,591,000	6,766,380
WE Soda Investments Holding PLC (United Kingdom)†(a)	9.50%	10/6/2028	5,934,000	6,110,394
Total				104,749,037

Miscellaneous Manufacturing 0.56%
Calderys Financing LLC (France)†(a)	11.25%	6/1/2028	3,716,000	3,978,859
FXI Holdings, Inc.†	12.25%	11/15/2026	4,843,000	4,830,892
FXI Holdings, Inc.†	12.25%	11/15/2026	4,147,000	4,134,829
LSB Industries, Inc.†	6.25%	10/15/2028	16,674,000	16,234,367
Total				29,178,947

Office/Business Equipment 0.51%
Pitney Bowes, Inc.†	6.875%	3/15/2027	4,905,000	4,855,753
Xerox Holdings Corp.†	5.00%	8/15/2025	16,401,000	16,130,687
Xerox Holdings Corp.†	8.875%	11/30/2029	5,726,000	5,323,913
Total				26,310,353

Oil & Gas 12.25%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	6,413,000	6,501,320
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	9,075,000	8,907,400

54	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	7.00%	11/1/2026	$7,098,000	$7,110,292
Berry Petroleum Co. LLC†	7.00%	2/15/2026	13,774,000	13,646,222
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	20,778,710	21,788,441
Borr IHC Ltd./Borr Finance LLC†	10.375%	11/15/2030	4,390,777	4,634,634
California Resources Corp.†	8.25%	6/15/2029	24,571,000	25,177,659
Canacol Energy Ltd. (Canada)(a)(b)	5.75%	11/24/2028	12,000,000	5,944,900
Chord Energy Corp.†	6.375%	6/1/2026	4,485,000	4,509,102
CITGO Petroleum Corp.†	6.375%	6/15/2026	3,978,000	3,983,012
CITGO Petroleum Corp.†	7.00%	6/15/2025	4,238,000	4,238,639
CITGO Petroleum Corp.†	8.375%	1/15/2029	21,556,000	22,479,610
Civitas Resources, Inc.†	5.00%	10/15/2026	13,269,000	12,987,803
Civitas Resources, Inc.†	8.375%	7/1/2028	19,333,000	20,322,104
CNX Resources Corp.†	6.00%	1/15/2029	6,500,000	6,438,705
Comstock Resources, Inc.†	5.875%	1/15/2030	7,362,000	6,854,296
Comstock Resources, Inc.†	6.75%	3/1/2029	17,744,000	17,208,299
Crescent Energy Finance LLC†	9.25%	2/15/2028	23,961,000	25,313,640
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(a)	8.50%	10/1/2030	5,353,000	5,701,855
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	5,815,000	5,968,959
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	14,934,000	15,687,757
EnQuest PLC (United Kingdom)†(a)(b)	11.625%	11/1/2027	13,670,000	13,988,467
Global Marine, Inc.	7.00%	6/1/2028	12,031,000	11,331,349
Gulfport Energy Corp.†	8.00%	5/17/2026	4,549,731	4,614,078
HF Sinclair Corp.†	6.375%	4/15/2027	3,304,000	3,340,203
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	5,000,000	4,919,333
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	4,914,000	4,922,965
Kosmos Energy Ltd.†	7.125%	4/4/2026	6,650,000	6,578,203
Kosmos Energy Ltd.†	7.50%	3/1/2028	4,800,000	4,636,154
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	12,736,000	12,866,073
Leviathan Bond Ltd. (Israel)(a)	6.50%	6/30/2027	7,800,000	7,382,374
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	16,706,000	16,667,185
Matador Resources Co.†	6.875%	4/15/2028	1,326,000	1,353,145
MC Brazil Downstream Trading SARL (Luxembourg)†(a)	7.25%	6/30/2031	6,180,923	5,724,096
Medco Bell Pte. Ltd. (Singapore)(a)	6.375%	1/30/2027	6,034,000	5,973,964
Nabors Industries Ltd.†(b)	7.50%	1/15/2028	7,181,000	7,061,237
Nabors Industries, Inc.†	7.375%	5/15/2027	6,597,000	6,722,106

See Notes to Financial Statements.	55

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Oil & Gas (continued)
Nabors Industries, Inc.†	8.875%	8/15/2031	$4,937,000	$5,039,813
Noble Finance II LLC†	8.00%	4/15/2030	6,179,000	6,501,550
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	6,413,000	6,296,344
Permian Resources Operating LLC†	7.75%	2/15/2026	3,790,000	3,840,149
Permian Resources Operating LLC†	8.00%	4/15/2027	6,858,000	7,083,114
Petroleos Mexicanos (Mexico)(a)	6.49%	1/23/2027	11,126,000	10,746,144
Petroleos Mexicanos (Mexico)(a)	8.75%	6/2/2029	3,920,000	3,893,315
Precision Drilling Corp. (Canada)†(a)	6.875%	1/15/2029	2,592,000	2,593,049
Precision Drilling Corp. (Canada)†(a)	7.125%	1/15/2026	2,295,000	2,307,561
Saturn Oil & Gas, Inc. (Canada)†(a)	9.625%	6/15/2029	20,205,000	20,777,650
Seadrill Finance Ltd.†	8.375%	8/1/2030	5,593,000	5,899,168
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(a)(b)	9.625%	4/15/2029	20,596,000	19,818,861
SierraCol Energy Andina LLC†	6.00%	6/15/2028	9,200,000	8,279,494
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	16,748,000	17,534,520
SM Energy Co.	6.50%	7/15/2028	5,000,000	4,991,352
SM Energy Co.	6.625%	1/15/2027	6,207,000	6,218,779
SM Energy Co.†	6.75%	8/1/2029	15,304,000	15,415,015
SM Energy Co.†	7.00%	8/1/2032	5,169,000	5,228,265
Strathcona Resources Ltd. (Canada)†(a)	6.875%	8/1/2026	17,278,000	17,364,217
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	4,150,000	4,271,985
Talos Production, Inc.†	9.00%	2/1/2029	15,705,000	16,557,652
Talos Production, Inc.†	9.375%	2/1/2031	3,643,000	3,863,308
Transocean Aquila Ltd.†	8.00%	9/30/2028	6,359,000	6,484,241
Transocean, Inc.†	8.25%	5/15/2029	19,234,000	19,652,224
Tullow Oil PLC (United Kingdom)(a)	10.25%	5/15/2026	6,800,000	6,571,680
Turkiye Petrol Rafinerileri AS (Turkey)(a)	4.50%	10/18/2024	3,788,000	3,775,632
Valaris Ltd.†	8.375%	4/30/2030	12,359,000	12,948,494
Vital Energy, Inc.†	7.75%	7/31/2029	17,250,000	17,457,259
W&T Offshore, Inc.†	11.75%	2/1/2026	11,859,000	12,187,245
Total				637,083,661

Oil & Gas Services 1.28%
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029	12,326,000	13,180,093
Kodiak Gas Services LLC†	7.25%	2/15/2029	12,273,000	12,632,992
Nine Energy Service, Inc.	13.00%	2/1/2028	4,966,000	3,964,112
Oceaneering International, Inc.	6.00%	2/1/2028	2,735,000	2,725,747
Oceaneering International, Inc.	6.00%	2/1/2028	2,815,000	2,805,476

56	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
Oil & Gas Services (continued)
Star Holding LLC†	8.75%	8/1/2031	$6,239,000	$6,153,339
Tidewater, Inc.†	10.375%	7/3/2028	1,500,000	1,620,000
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	5,758,000	5,794,523
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	2,514,000	2,560,066
Welltec International ApS (Denmark)†(a)	8.25%	10/15/2026	1,126,000	1,154,354
Welltec International ApS (Denmark)(a)	8.25%	10/15/2026	13,614,000	13,956,814
Total				66,547,516

Packaging & Containers 1.27%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(a)	4.125%	8/15/2026	3,089,000	2,616,094
Canpack SA/Canpack U.S. LLC (Poland)†(a)	3.125%	11/1/2025	5,025,000	4,847,486
Iris Holding, Inc.†	10.00%	12/15/2028	6,930,000	5,882,859
LABL, Inc.†	5.875%	11/1/2028	5,000,000	4,626,729
LABL, Inc.†	9.50%	11/1/2028	10,724,000	10,847,251
LABL, Inc.†	10.50%	7/15/2027	11,074,000	10,798,150
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	9,236,000	9,358,935
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	17,019,000	17,060,546
Total				66,038,050

Pharmaceuticals 1.70%
1375209 BC Ltd. (Canada)†(a)(b)	9.00%	1/30/2028	5,400,000	5,139,147
AdaptHealth LLC†	6.125%	8/1/2028	11,550,000	11,270,107
Bausch Health Cos., Inc. (Canada)†(a)(b)	5.50%	11/1/2025	18,877,000	17,700,114
Bausch Health Cos., Inc. (Canada)†(a)(b)	9.00%	12/15/2025	4,910,000	4,404,908
Curaleaf Holdings, Inc.	8.00%	12/15/2026	17,020,000	16,041,350
Elanco Animal Health, Inc.	6.65%	8/28/2028	2,006,000	2,045,073
Herbalife Nutrition Ltd./HLF Financing, Inc.†(b)	7.875%	9/1/2025	4,901,000	4,873,993
Owens & Minor, Inc.†(b)	4.50%	3/31/2029	4,655,000	4,094,984
Owens & Minor, Inc.†(b)	6.625%	4/1/2030	2,708,000	2,531,902
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.75%	3/1/2028	4,200,000	4,315,193
Trulieve Cannabis Corp.	8.00%	10/6/2026	16,347,000	15,685,028
Total				88,101,799

Pipelines 2.77%
AI Candelaria Spain SA (Spain)†(a)	7.50%	12/15/2028	2,414,994	2,396,102
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.75%	3/1/2027	9,661,000	9,644,371

See Notes to Financial Statements.	57

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Pipelines (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.00%		7/15/2029	$5,291,000	$5,438,719
Buckeye Partners LP†	6.875%		7/1/2029	5,149,000	5,234,154
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028	11,241,000	11,208,658
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029	9,674,000	10,056,307
Energy Transfer LP	7.125% (5 yr. CMT + 2.83%	)#	10/1/2054	16,700,000	16,767,435
Energy Transfer LP	8.00% (5 yr. CMT + 4.02%	)#	5/15/2054	2,164,000	2,305,145
EQM Midstream Partners LP†	6.375%		4/1/2029	2,862,000	2,923,587
EQM Midstream Partners LP†	7.50%		6/1/2027	4,712,000	4,844,330
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%		1/15/2027	3,863,000	3,953,094
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	4,917,000	5,118,671
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.125%		2/15/2029	9,578,000	9,713,008
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	6.00%		3/1/2027	2,060,000	2,046,683
Venture Global Calcasieu Pass LLC†	6.25%		1/15/2030	5,000,000	5,138,135
Venture Global LNG, Inc.†	8.125%		6/1/2028	19,647,000	20,473,397
Venture Global LNG, Inc.†	9.50%		2/1/2029	24,207,000	26,945,157
Total					144,206,953

Real Estate 0.49%
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028	5,576,000	5,591,608
Howard Hughes Corp.†	5.375%		8/1/2028	7,159,000	6,949,227
Hunt Cos., Inc.†	5.25%		4/15/2029	13,831,000	13,084,243
Total					25,625,078

REITS 2.01%
Brandywine Operating Partnership LP	8.875%		4/12/2029	17,649,000	18,763,676
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	6,723,000	6,692,749
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%		6/15/2027	2,469,000	2,585,897
Iron Mountain, Inc.†	4.875%		9/15/2027	6,553,000	6,403,525
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027	6,485,000	6,280,049
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%		10/1/2025	4,816,000	4,797,296
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	4.875%		5/15/2029	5,000,000	4,729,054

58	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate	Maturity Date		Principal Amount†	Fair Value
REITS (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.00%	2/1/2030		$5,352,000	$5,451,609
Piedmont Operating Partnership LP	6.875%	7/15/2029		11,908,000	12,123,633
Service Properties Trust	4.75%	10/1/2026		6,570,000	6,299,641
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC†	10.50%	2/15/2028		9,091,000	9,202,532
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027		9,824,000	9,902,592
Vornado Realty LP	2.15%	6/1/2026		6,711,000	6,300,215
XHR LP†	4.875%	6/1/2029		5,500,000	5,194,693
Total					104,727,161

Retail 4.44%
Arko Corp.†(b)	5.125%	11/15/2029		12,252,000	10,698,695
BCPE Ulysses Intermediate, Inc.†	7.75%	4/1/2027		2,041,000	1,972,580
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		2,924,000	2,694,413
Carvana Co.†	13.00%	6/1/2030		5,840,000	6,447,018
CD&R Firefly Bidco PLC	8.625%	4/30/2029	GBP	4,484,000	5,843,757
CD&R Firefly Bidco PLC†	8.625%	4/30/2029	GBP	2,196,000	2,861,929
CEC Entertainment LLC†	6.75%	5/1/2026		$7,535,000	7,532,240
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028		7,488,000	7,904,947
FirstCash, Inc.†	4.625%	9/1/2028		9,850,000	9,418,583
FirstCash, Inc.†	5.625%	1/1/2030		5,000,000	4,860,468
Gap, Inc.†	3.625%	10/1/2029		12,169,000	10,648,174
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(a)	8.375%	1/15/2029		13,048,000	12,745,106
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		9,511,000	6,951,604
Group 1 Automotive, Inc.†	6.375%	1/15/2030		5,277,000	5,335,550
Ken Garff Automotive LLC†	4.875%	9/15/2028		10,935,000	10,394,107
Nordstrom, Inc.	4.00%	3/15/2027		9,194,000	8,806,732
Patrick Industries, Inc.†	7.50%	10/15/2027		6,834,000	6,898,376
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		30,108,000	29,252,819
Punch Finance PLC	6.125%	6/30/2026	GBP	8,225,000	10,448,618
QVC, Inc.	4.75%	2/15/2027		$10,049,000	8,806,376
Raising Cane’s Restaurants LLC†	9.375%	5/1/2029		5,255,000	5,679,674
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%	11/28/2025		3,384,000	3,422,070
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%	9/30/2026		3,948,000	3,890,180

See Notes to Financial Statements.	59

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Retail (continued)
Staples, Inc.†	10.75%		9/1/2029		$20,045,000	$19,441,923
Staples, Inc.†	12.75%		1/15/2030		6,044,141	4,698,848
Stonegate Pub Co. Financing 2019 PLC	8.25%		7/31/2025	GBP	5,892,000	7,582,984
Victoria’s Secret & Co.†	4.625%		7/15/2029		$15,613,000	12,966,687
Walgreens Boots Alliance, Inc.	3.20%		4/15/2030		3,303,000	2,726,666
Total						230,931,124

Savings & Loans 0.04%
New York Community Bancorp, Inc.	8.378% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		2,477,000	2,229,100

Semiconductors 0.08%
ams-OSRAM AG (Austria)†(a)	12.25%		3/30/2029		4,000,000	4,228,748

Software 1.41%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%		6/15/2029		2,489,000	2,554,881
Cloud Software Group, Inc.†	6.50%		3/31/2029		23,744,000	23,160,781
Cloud Software Group, Inc.†	9.00%		9/30/2029		18,607,000	18,514,546
Dye & Durham Ltd. (Canada)†(a)	8.625%		4/15/2029		5,000,000	5,120,495
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	4.625%		5/1/2028		5,000,000	4,563,485
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	8.75%		5/1/2029		9,430,000	9,759,811
IPD 3 BV†	7.086% (3 mo. EURIBOR + 3.38%	)#	6/15/2031	EUR	2,999,000	3,248,406
IPD 3 BV	7.086% (3 mo. EURIBOR + 3.38%	)#	6/15/2031	EUR	1,170,000	1,267,301
MicroStrategy, Inc.†	6.125%		6/15/2028		$5,000,000	4,949,513
Total						73,139,219

Telecommunications 2.38%
Altice France SA	2.125%		2/15/2025	EUR	1,786,000	1,826,830
Altice France SA	2.50%		1/15/2025	EUR	8,039,000	8,229,689
Altice France SA (France)†(a)	8.125%		2/1/2027		$5,108,000	4,134,768
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(a)	6.75%		10/1/2026		14,775,000	14,536,294
Frontier Communications Holdings LLC†	5.00%		5/1/2028		17,888,000	17,241,017
Frontier Communications Holdings LLC†	5.875%		10/15/2027		9,700,000	9,612,353
Frontier Communications Holdings LLC†	6.00%		1/15/2030		170,000	153,356
Frontier Communications Holdings LLC†	6.75%		5/1/2029		14,500,000	13,716,772

60	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Telecommunications (continued)
Hughes Satellite Systems Corp.	5.25%		8/1/2026		$840,000	$641,209
Hughes Satellite Systems Corp.	6.625%		8/1/2026		9,155,000	4,302,850
Iliad Holding SASU (France)†(a)	6.50%		10/15/2026		5,300,000	5,316,221
Iliad Holding SASU (France)†(a)	7.00%		10/15/2028		11,800,000	11,842,260
Iliad Holding SASU (France)†(a)	8.50%		4/15/2031		6,420,000	6,692,863
Lumen Technologies, Inc.†(b)	4.125%		4/15/2029		2,580,504	1,903,122
Lumen Technologies, Inc.†	4.125%		4/15/2030		160,052	113,637
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(a)	6.20%		2/11/2025		5,300,000	4,722,830
VF Ukraine PAT via VFU Funding PLC (Ukraine)(a)	6.20%		2/11/2025		1,000,000	891,100
Viasat, Inc.†	5.625%		9/15/2025		13,845,000	13,706,884
Zegona Finance PLC (United Kingdom)†(a)	8.625%		7/15/2029		3,967,000	4,056,505
Total						123,640,560

Transportation 0.89%
gategroup Finance Luxembourg SA	3.00%		2/28/2027	CHF	6,700,000	6,812,589
GN Bondco LLC†(b)	9.50%		10/15/2031		$4,539,000	4,278,205
Rand Parent LLC†(b)	8.50%		2/15/2030		15,054,000	14,898,000
Seaspan Corp. (Hong Kong)†(a)	5.50%		8/1/2029		20,003,000	18,022,937
XPO, Inc.†	6.25%		6/1/2028		2,338,000	2,367,849
Total						46,379,580

Trucking & Leasing 0.13%
AerCap Global Aviation Trust (Ireland)†(a)	6.50% (3 mo. USD Term SOFR + 4.56%	)#	6/15/2045		1,500,000	1,499,593
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028		5,347,000	5,246,263
Total						6,745,856

Water 0.17%
Solaris Midstream Holdings LLC†	7.625%		4/1/2026		8,649,000	8,711,904
Total Corporate Bonds (cost $4,331,894,715)						4,412,180,427

FLOATING RATE LOANS(f) 12.46%

Aerospace 0.08%
Arcline FM Holdings LLC 2021 1st Lien Term Loan	10.346% (3 mo. USD Term SOFR + 4.75%	)	6/23/2028		4,353,120	4,376,714

See Notes to Financial Statements.	61

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Aerospace/Defense 0.02%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(a)	0.50%		3/6/2025	$1,138,698	$1,110,231

Air Transportation 0.15%
Forward Air Corp. Term Loan B	9.752% (3 mo. USD Term SOFR + 4.50%	)	12/19/2030	8,682,333	8,014,445

Automobile Manufacturers 0.09%
American Trailer World Corp. Term Loan B	9.194% (1 mo. USD Term SOFR + 3.75%	)	3/3/2028	5,000,000	4,897,725

Automotive 0.17%
DexKo Global, Inc. 2021 USD Term Loan B	9.346% (3 mo. USD Term SOFR + 3.75%	)	10/4/2028	8,874,665	8,853,765

Beverages 0.10%
Triton Water Holdings, Inc. 2024 Incremental Term Loan B	9.335% (3 mo. USD Term SOFR + 4.00%	)	3/31/2028	2,399,194	2,415,089
Triton Water Holdings, Inc. Term Loan	8.846% (3 mo. USD Term SOFR + 3.25%	)	3/31/2028	2,994,566	3,007,083
Total					5,422,172

Building & Construction 0.09%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	12.096% (3 mo. USD Term SOFR + 6.50%	)	5/14/2029	4,856,454	4,678,392

Building Materials 0.35%
ACProducts, Inc. 2021 Term Loan B	9.846% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028	11,027,181	8,828,692
CP Atlas Buyer, Inc. 2021 Term Loan B	9.194% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027	3,766,608	3,623,496

62	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount†	Fair Value
Building Materials (continued)
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	9.346% (3 mo. USD Term SOFR + 3.75%	)	12/22/2028		$6,737	$6,779
Patagonia Bidco Ltd. 2021 GBP Term Loan B (United Kingdom)(a)	–	(g)	11/1/2028	GBP	5,000,000	5,688,560
Total						18,147,527

Chemicals 0.73%
Aruba Investments Holdings LLC 2020 2nd Lien Term Loan	13.194% (1 mo. USD Term SOFR + 7.75%	)	11/24/2028		$5,000,000	4,825,000
Aruba Investments Holdings LLC 2020 USD Term Loan	9.444% (1 mo. USD Term SOFR + 4.00%	)	11/24/2027		1,989,770	1,992,257
Iris Holding, Inc. Term Loan	10.102% (3 mo. USD Term SOFR + 4.75%	)	6/28/2028		11,152,209	10,092,749
Lonza Group AG USD Term Loan B (Luxembourg)(a)	9.36% (3 mo. USD Term SOFR + 3.93%	)	7/3/2028		7,924,578	7,703,323
Plaskolite LLC 2021 Term Loan	9.458% (1 mo. USD Term SOFR + 4.00%	)	12/15/2025		4,847,741	4,715,301
PMHC II, Inc. 2022 Term Loan B	9.704% (3 mo. USD Term SOFR + 4.25%	)	4/23/2029		8,705,696	8,530,407
Total						37,859,037

Commercial Services 0.68%
Albion Financing 3 SARL 2024 USD Term Loan B (Luxembourg)(a)	–	(g)	8/17/2029		1,153,000	1,163,815
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	9.194% (1 mo. USD Term SOFR + 3.75%	)	5/12/2028		5,391,141	5,396,532
AVSC Holding Corp. 2020 Term Loan B1 PIK 0.25%	8.694% (1 mo. USD Term SOFR + 3.25%	)	3/3/2025		9,962,377	9,936,873

See Notes to Financial Statements.	63

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Commercial Services (continued)
Groundworks LLC 2024 Delayed Draw Term Loan(h)	8.829% (1 mo. USD Term SOFR + 3.50%	)	3/14/2031	$1,097,265	$1,100,008
Groundworks LLC 2024 Term Loan	8.829% (1 mo. USD Term SOFR + 3.50%	)	3/14/2031	5,961,805	5,976,710
Nuvei Technologies Corp. 2024 Term Loan B1 (Canada)(a)	–	(g)	7/18/2031	6,824,000	6,811,205
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(a)	8.835% (3 mo. USD Term SOFR + 3.50%	)	3/26/2031	4,721,379	4,759,740
Total					35,144,883

Computers 0.16%
McAfee LLC 2024 USD Term Loan B	8.593% (1 mo. USD Term SOFR + 3.25%	)	3/1/2029	8,500,349	8,500,987

Consumer Non-Durables 0.06%
Anastasia Parent LLC 2018 Term Loan B	9.346% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025	4,268,693	2,954,106

Containers & Packaging 0.19%
Tosca Services LLC 2021 Term Loan	9.014% (3 mo. USD Term SOFR + 3.50%	)	8/18/2027	11,179,496	9,726,162

Diversified Capital Goods 0.17%
Grinding Media, Inc. 2021 Term Loan B	9.569% (3 mo. USD Term SOFR + 4.00%	)	10/12/2028	8,951,459	8,973,837

Diversified Financial Services 0.62%
Advisor Group, Inc. 2024 Term Loan	9.344% (1 mo. USD Term SOFR + 4.00%	)	8/17/2028	11,347,000	11,194,496
Aretec Group, Inc. 2024 Term Loan B	–	(g)	8/9/2030	12,604,000	12,416,263

64	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Diversified Financial Services (continued)
Assetmark Financial Holdings, Inc. 2024 Term Loan	–	(g)	6/3/2031	$1,686,000	$1,673,355
Edelman Financial Engines Center LLC 2024 2nd Lien Term Loan	10.594% (1 mo. USD Term SOFR + 5.25%	)	10/6/2028	7,012,000	7,037,419
Total					32,321,533

Electric 0.06%
Helix Gen Funding LLC 2023 Term Loan	10.085% (3 mo. USD Term SOFR + 4.75%	)	12/31/2027	2,971,176	2,984,784

Engineering & Construction 0.14%
Brand Industrial Services, Inc. 2024 Term Loan B	9.827% (3 mo. USD Term SOFR + 4.50%	)	8/1/2030	3,682,688	3,691,453
USIC Holdings, Inc. 2021 Term Loan	–	(g)	5/12/2028	3,491,026	3,393,277
Total					7,084,730

Entertainment 0.14%
ECL Entertainment LLC 2024 Term Loan B	9.344% (1 mo. USD Term SOFR + 4.00%	)	8/31/2030	274,338	275,847
Motion Finco SARL 2024 USD Term Loan B (Luxembourg)(a)	8.835% (3 mo. USD Term SOFR + 3.50%	)	11/12/2029	6,982,500	7,012,350
Total					7,288,197

Environmental Control 0.14%
Heritage-Crystal Clean, Inc. Term Loan B	9.829% (3 mo. USD Term SOFR + 4.50%	)	10/17/2030	7,218,361	7,262,573

Financial 0.42%
AqGen Island Holdings, Inc. Term Loan	8.958% (1 mo. USD Term SOFR + 3.50%	)	8/2/2028	8,964,645	8,995,484
Asurion LLC 2021 Second Lien Term Loan B4	10.708% (1 mo. USD Term SOFR + 5.25%	)	1/20/2029	13,898,000	12,874,829
Total					21,870,313

See Notes to Financial Statements.	65

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Gaming/Leisure 0.21%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(a)	10.575% (3 mo. USD Term SOFR + 5.25%	)	7/1/2028	$6,221,835	$6,124,650
United FP Holdings LLC 2019 1st Lien Term Loan	9.514% (3 mo. USD Term SOFR + 4.00%	)	12/30/2026	4,961,144	4,522,901
Total					10,647,551

Gas Distribution 0.10%
Freeport LNG Investments LLLP Term Loan B	9.044% (3 mo. USD Term SOFR + 3.50%	)	12/21/2028	4,974,295	4,960,317

Health Care Products 0.03%
Resonetics LLC 2024 Term Loan	9.084% (1 mo. USD Term SOFR + 3.75%	)	6/18/2031	1,763,000	1,773,331

Health Care Services 0.87%
ADMI Corp. 2021 Incremental Term Loan B3	9.208% (1 mo. USD Term SOFR + 3.75%	)	12/23/2027	13,941,781	13,697,800
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	–	(g)	3/30/2029	7,334,618	7,316,281
eResearchTechnology, Inc. 2024 Term Loan	9.349% (1 mo. USD Term SOFR + 4.00%	)	2/4/2027	4,488,869	4,519,729
National Mentor Holdings, Inc. 2021 Term Loan	9.185% - 9.19% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	3/2/2028	10,646,201	10,057,999
National Mentor Holdings, Inc. 2021 Term Loan C	9.185% (3 mo. USD Term SOFR + 3.75%	)	3/2/2028	306,325	289,401
Star Parent, Inc. Term Loan B	9.085% (3 mo. USD Term SOFR + 3.75%	)	9/27/2030	9,405,693	9,432,405
Total					45,313,615

66	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Health Services 0.04%
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	11.109% (3 mo. USD Term SOFR + 5.50%	)	10/1/2025	$3,472,441	$2,277,539

Healthcare 0.76%
Athenahealth Group, Inc. 2022 Term Loan B	8.594% (1 mo. USD Term SOFR + 3.25%	)	2/15/2029	2,992,366	2,991,439
CCRR Parent, Inc. Term Loan B	9.708% (1 mo. USD Term SOFR + 4.25%	)	3/6/2028	11,847,671	10,559,237
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	–	(g)	3/30/2029	3,978,103	3,861,246
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(a)	9.685% (3 mo. USD Term SOFR + 4.25%	)	8/19/2028	7,110,000	7,083,338
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	8.602% (3 mo. USD Term SOFR + 3.25%	)	11/1/2028	12,724,127	10,197,497
Physician Partners LLC Term Loan	–	(g)	12/26/2028	6,443,624	4,623,300
Total					39,316,057

Home Furnishings 0.06%
TGP Holdings III LLC 2021 Term Loan	8.694% (1 mo. USD Term SOFR + 3.25%	)	6/29/2028	3,431,495	3,211,845

Housing 0.11%
Solis IV BV USD Term Loan B1 (Netherlands)(a)	8.836% (3 mo. USD Term SOFR + 3.50%	)	2/26/2029	5,959,468	5,911,047

Information Technology 0.08%
Ensono LP 2021 Term Loan	9.458% (1 mo. USD Term SOFR + 4.00%	)	5/26/2028	3,979,540	3,947,564

See Notes to Financial Statements.	67

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Insurance 0.30%
Amynta Agency Borrower, Inc. 2024 Term Loan B	9.099% (1 mo. USD Term SOFR + 3.75%	)	2/28/2028		$5,352,000	$5,370,170
Ardonagh Midco 3 PLC 2024 USD Term Loan B (United Kingdom)(a)	–	(g)	2/17/2031		8,000,000	8,005,000
OneDigital Borrower LLC 2024 Term Loan	8.594% (1 mo. USD Term SOFR + 3.25%	)	7/2/2031		2,274,000	2,270,043
Total						15,645,213

Integrated Energy 0.08%
Esdec Solar Group BV Term Loan B (Netherlands)(a)	10.596% (3 mo. USD Term SOFR + 5.00%	)	8/30/2028		4,604,844	4,317,041

Internet 0.19%
ION Trading Technologies SARL 2021 EUR Term Loan B	7.972% (3 mo. EURIBOR + 4.25%	)	4/3/2028	EUR	4,082,786	4,241,851
MH Sub I LLC 2021 2nd Lien Term Loan	11.502% (3 mo. USD Term SOFR + 6.25%	)	2/23/2029		$3,025,738	3,014,392
MH Sub I LLC 2023 Term Loan	9.594% (1 mo. USD Term SOFR + 4.25%	)	5/3/2028		2,763,819	2,760,489
Total						10,016,732

Investment Management Companies 0.10%

NEXUS Buyer LLC 2024 Term Loan B	–	(g)	7/18/2031		5,172,291	5,120,568

Leisure Time 0.28%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(a)	8.283% (3 mo. USD Term SOFR + 3.00%	)	7/22/2030		9,035,165	9,052,106
Fitness International LLC 2024 Term Loan B	10.505% - 10.60% (1 mo. USD Term SOFR + 5.25% (3 mo. USD Term SOFR + 5.25%	) )	2/5/2029		4,234,670	4,245,257
Recess Holdings, Inc. 2024 Term Loan B	9.752% (3 mo. USD Term SOFR + 4.50%	)	2/20/2030		1,159,000	1,167,982
Total						14,465,345

68	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Lodging 0.06%
Spectacle Gary Holdings LLC 2021 Term Loan B	9.735% (3 mo. USD Term SOFR + 4.25%	)	12/11/2028	$3,295,288	$3,293,904

Machinery: Diversified 0.51%
Arcline FM Holdings LLC 2024 Term Loan	–	(g)	6/23/2028	2,272,000	2,284,314
CD&R Hydra Buyer, Inc. 2024 Term Loan B	9.279% (1 mo. USD Term SOFR + 4.00%	)	3/25/2031	4,784,010	4,807,930
CPM Holdings, Inc. 2023 Term Loan	–	(g)	9/28/2028	10,298,000	10,158,565
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	12.096% (3 mo. USD Term SOFR + 6.50%	)	5/21/2029	1,308,359	1,318,172
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Term Loan	11.596% (3 mo. USD Term SOFR + 6.00%	)	5/21/2029	5,000,000	5,012,500
SPX Flow, Inc. 2024 Term Loan B	8.844% (1 mo. USD Term SOFR + 3.50%	)	4/5/2029	2,780,351	2,803,956
Total					26,385,437

Media 0.54%
Directv Financing LLC 2024 Term Loan	10.708% (1 mo. USD Term SOFR + 5.25%	)	8/2/2029	11,944,967	11,946,818
Sinclair Television Group, Inc. 2021 Term Loan B3	8.514% (3 mo. USD Term SOFR + 3.00%	)	4/1/2028	7,348,503	5,326,893
Sinclair Television Group, Inc. 2022 Term Loan B4	9.194% (1 mo. USD Term SOFR + 3.75%	)	4/21/2029	5,353,258	3,813,099
Sinclair Television Group, Inc. Term Loan B2B	8.014% (3 mo. USD Term SOFR + 2.50%	)	9/30/2026	1,677,344	1,603,440
Virgin Media Bristol LLC 2023 USD Term Loan Y	8.656% (6 mo. USD Term SOFR + 3.25%	)	3/31/2031	5,500,000	5,264,463
Total					27,954,713

See Notes to Financial Statements.	69

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Media: Content 0.02%
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan	12.458% (1 mo. USD Term SOFR + 7.00%	)	10/19/2026	$1,186,388	$977,584

Metal Fabricate/Hardware 0.14%
Crosby U.S. Acquisition Corp. 2024 Term Loan B	9.349% (1 mo. USD Term SOFR + 4.00%	)	8/16/2029	2,936,861	2,954,981
Tank Holding Corp. 2022 Term Loan	11.194% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028	3,381,652	3,360,517
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(h)	11.44% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	299,072	297,577
Tank Holding Corp. 2023 Incremental Term Loan	11.444% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	691,250	687,794
Total					7,300,869

Oil & Gas 0.23%
Petroleos Mexicanos 2023 Term Loan (Mexico)(a)	–	(g)	11/30/2026	4,850,000	4,838,360
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B	10.085% (3 mo. USD Term SOFR + 4.75%	)	6/27/2029	7,028,000	7,010,430
Total					11,848,790

Oil & Gas Services 0.05%
BANGL LLC Term Loan B	–	(g)	2/1/2029	2,623,405	2,648,012

Pipelines 0.28%
Epic Crude Services LP Term Loan B	10.609% (3 mo. USD Term SOFR + 5.00%	)	3/2/2026	2,960,086	2,969,336
EPIC Y-Grade Services LP 2024 Term Loan B	11.068% (3 mo. USD Term SOFR + 5.75%	)	6/29/2029	7,951,000	7,970,242

70	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Pipelines (continued)
NorthRiver Midstream Finance LP 2023 USD Term Loan B (Canada)(a)	–	(g)	8/16/2030	$12,563	$12,613
Waterbridge Midstream Operating LLC 2024 Term Loan B	9.826% (3 mo. USD Term SOFR + 4.50%	)	5/10/2029	3,305,000	3,319,459
Total					14,271,650

Retail 0.59%
Fogo De Chao, Inc. 2023 Term Loan B	10.002% (3 mo. USD Term SOFR + 4.75%	)	9/30/2030	5,382,950	5,170,997
Johnstone Supply LLC Term Loan	8.332% (1 mo. USD Term SOFR + 3.00%	)	6/7/2031	6,591,000	6,615,716
Park River Holdings, Inc. Term Loan	8.843% (3 mo. USD Term SOFR + 3.25%	)	12/28/2027	4,228,135	4,030,998
RVR Dealership Holdings LLC Term Loan B	–	(g)	2/8/2028	11,397,000	10,294,340
Torrid LLC 2021 Term Loan B	10.933% - 10.95% (1 mo. USD Term SOFR + 5.50% (3 mo. USD Term SOFR + 5.50%	) )	6/14/2028	4,861,111	4,537,847
Total					30,649,898

Service 0.16%
DTI Holdco, Inc. 2022 Term Loan	–	(g)	4/26/2029	4,647,000	4,670,235
Red Planet Borrower LLC Term Loan B	8.944% (1 mo. USD Term SOFR + 3.50%	)	10/2/2028	3,601,863	3,456,510
Total					8,126,745

Software 1.25%
Applied Systems, Inc. 2024 2nd Lien Term Loan	10.585% (3 mo. USD Term SOFR + 5.25%	)	2/23/2032	1,032,372	1,072,382
Banff Merger Sub, Inc. 2024 2nd Lien Term Loan	–	(g)	7/2/2032	7,525,000	7,515,594
Cloudera, Inc. 2021 Term Loan	9.194% (1 mo. USD Term SOFR + 3.75%	)	10/8/2028	3,969,466	3,865,267

See Notes to Financial Statements.	71

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†		Fair Value
Software (continued)
Constant Contact, Inc. Term Loan	9.566% (3 mo. USD Term SOFR + 4.00%	)	2/10/2028		$3,982,427	$3,888,402
Darktrace PLC Term Loan (United Kingdom)(a)	–	(g)	7/2/2031		7,850,000	7,764,160
Epicor Software Corp. 2024 Delayed Draw Term Loan(h)	–	(g)	5/30/2031		454,580	458,187
Epicor Software Corp. 2024 Term Loan	8.594% (1 mo. USD Term SOFR + 3.25%	)	5/23/2031		3,874,420	3,905,164
Isolved, Inc. 2024 Term Loan	8.844% (1 mo. USD Term SOFR + 3.50%	)	10/15/2030		4,316,705	4,343,706
Ivanti Software, Inc. 2021 Term Loan B	9.833% (3 mo. USD Term SOFR + 4.25%	)	12/1/2027		4,974,555	4,178,004
Mitchell International, Inc. 2024 2nd Lien Term Loan	10.599% (1 mo. USD Term SOFR + 5.25%	)	6/17/2032		4,942,000	4,923,467
Modena Buyer LLC Term Loan	9.832% (3 mo. USD Term SOFR + 4.50%	)	7/1/2031		9,645,000	9,308,631
Polaris Newco LLC EUR Term Loan B	7.722% (3 mo. EURIBOR + 4.00%	)	6/2/2028	EUR	4,826,000	5,135,898
Project Boost Purchaser LLC 2024 2nd Lien Term Loan	10.533% (3 mo. USD Term SOFR + 5.25%	)	7/2/2032		$1,623,000	1,655,460
Project Boost Purchaser LLC 2024 Term Loan	8.786% (3 mo. USD Term SOFR + 3.50%	)	7/16/2031		1,365,127	1,369,679
Rocket Software, Inc. 2023 USD Term Loan B	10.094% (1 mo. USD Term SOFR + 4.75%	)	11/28/2028		5,704,096	5,732,816
Total						65,116,817

Technology Hardware & Equipment 0.14%
Atlas CC Acquisition Corp. Term Loan B	–	(g)	5/25/2028		8,150,421	6,031,312
Atlas CC Acquisition Corp. Term Loan C	–	(g)	5/25/2028		1,649,579	1,220,688
Total						7,252,000

72	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount†	Fair Value
Telecommunications 0.37%
Delta TopCo, Inc. 2024 2nd Lien Term Loan	10.596% (1 mo. USD Term SOFR + 5.25%	)	11/30/2029	$1,554,000	$1,580,030
Delta TopCo, Inc. 2024 Term Loan	8.846% (3 mo. USD Term SOFR + 3.50%	)	11/30/2029	2,551,605	2,556,925
Lumen Technologies, Inc. 2024 Extended Term Loan B1	7.814% (1 mo. USD Term SOFR + 2.35%	)	4/15/2029	14,195,040	10,683,755
Lumen Technologies, Inc. 2024 Extended Term Loan B2	7.814% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030	5,798,713	4,229,842
Total					19,050,552

Utilities 0.35%
Hamilton Projects Acquiror LLC 2024 Term Loan B	9.094% (3 mo. USD Term SOFR + 3.75%	)	5/22/2031	2,499,000	2,527,114
Lightstone Holdco LLC 2022 Extended Term Loan B	–	(g)	1/29/2027	10,374,140	10,390,375
Lightstone Holdco LLC 2022 Extended Term Loan C	–	(g)	1/29/2027	525,662	526,484
Nautilus Power LLC 2023 Term Loan B	–	(g)	11/16/2026	5,000,000	4,937,500
Total					18,381,473
Total Floating Rate Loans (cost $651,102,677)					647,654,322

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.32%

Angola 0.09%
Angola Government International Bonds	8.25%		5/9/2028	5,000,000	4,746,678

El Salvador 0.10%
El Salvador Government International Bonds	6.375%		1/18/2027	5,543,000	5,088,918

Gabon 0.13%
Gabon Government International Bonds	6.95%		6/16/2025	7,600,000	6,889,998
Total Foreign Government Obligations (cost $16,971,533)					16,725,594

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.32%
Government National Mortgage Association(i)	6.00%		TBA	21,319,000	21,564,714
Government National Mortgage Association(i)	6.50%		TBA	21,117,000	21,502,923

See Notes to Financial Statements.	73

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount†	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Government National Mortgage Association(i)	7.00%	TBA	$15,626,000	$15,954,321
Uniform Mortgage-Backed Security(i)	5.50%	TBA	21,095,000	21,317,182
Uniform Mortgage-Backed Security(i)	6.00%	TBA	42,811,000	43,515,217
Uniform Mortgage-Backed Security(i)	6.50%	TBA	21,073,000	21,606,414
Uniform Mortgage-Backed Security(i)	7.00%	TBA	26,007,000	26,874,468
Total Government Sponsored Enterprises Pass-Throughs (cost $171,734,844)				172,335,239
Total Long-Term Investments (cost $5,345,052,089)				5,427,410,078

SHORT-TERM INVESTMENTS 4.42%

REPURCHASE AGREEMENTS 0.98%
Repurchase Agreement dated 7/31/2024, 5.330% due 8/1/2024 with Barclays Bank PLC collateralized by $33,502,600 of U.S. Treasury Note at 4.125% due 07/31/2031; value: $33,673,469; proceeds: $33,004,886 (cost $33,000,000)			33,000,000	33,000,000
Repurchase Agreement dated 7/31/2024, 2.800% due 8/1/2024 with Fixed Income Clearing Corp. collateralized by $19,458,000 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $18,349,145; proceeds: $17,990,692 (cost $17,989,293)			17,989,293	17,989,293
Total Repurchase Agreements (cost $50,989,293)				50,989,293

			Shares

MONEY MARKET FUNDS 3.10%
Fidelity Government Portfolio(j) (cost $161,255,360)			161,255,360	161,255,360

			Principal Amount†

TIME DEPOSITS 0.34%
CitiBank N.A.(j) (cost $17,917,262)			$17,917,262	17,917,262
Total Short-Term Investments (cost $230,161,915)				230,161,915
Total Investments in Securities 108.81% (cost $5,575,214,004)				5,657,571,993
Less Unfunded Loan Commitments (0.03%) (cost $1,542,409)				(1,546,369)
Net Investments in Securities 108.78% (cost $5,573,671,595)				5,656,025,624
Other Assets and Liabilities – Net(k) (8.78)%				(456,579,669)
Net Assets 100.00%				$5,199,445,955

74	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

CHF	Swiss Franc.
EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

†	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2024, the total value of Rule 144A securities was $3,500,628,260, which represents 67.33% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at July 31, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Defaulted (non-income producing security).
(e)	Securities purchased on a when-issued basis (See Note 2(k)).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at July 31, 2024.
(g)	Interest Rate to be determined.
(h)	Security partially/fully unfunded.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at July 31, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)	(3)	Value
CDX.NA.HY.S42(4)	Bank of America	5.00%	6/20/2029	$213,840,000	$14,192,773	$349,564		$14,542,337

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)	(3)	Value
CHS/Community Health Systems, Inc.(4)	Bank of America	5.00%	12/20/2025	$3,000,000	$(240,229)	$197,619		$(42,610)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $547,183. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

See Notes to Financial Statements.	75

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Forward Foreign Currency Exchange Contracts at July 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	8/30/2024	5,386,000	$6,844,626	$6,925,861	$81,235
British pound	Buy	State Street Bank and Trust	8/30/2024	1,438,000	1,828,610	1,849,125	20,515
British pound	Buy	Toronto Dominion Bank	8/30/2024	1,638,000	2,089,219	2,106,305	17,086
British pound	Buy	Toronto Dominion Bank	8/30/2024	878,000	1,118,563	1,129,021	10,458
Euro	Buy	State Street Bank and Trust	8/20/2024	2,291,000	2,481,085	2,481,503	418
British pound	Sell	State Street Bank and Trust	8/30/2024	2,377,000	3,077,675	3,056,586	21,089
British pound	Sell	State Street Bank and Trust	8/30/2024	9,030,000	11,679,215	11,611,683	67,532
British pound	Sell	State Street Bank and Trust	8/30/2024	4,236,000	5,448,602	5,447,075	1,527
British pound	Sell	Toronto Dominion Bank	8/30/2024	3,387,000	4,395,076	4,355,346	39,730
British pound	Sell	Toronto Dominion Bank	8/30/2024	7,105,000	9,172,118	9,136,325	35,793
Euro	Sell	Bank of America	8/20/2024	3,751,000	4,082,987	4,062,905	20,082
Euro	Sell	Morgan Stanley	8/20/2024	102,584,000	111,992,963	111,114,125	878,838
Euro	Sell	Morgan Stanley	8/20/2024	1,934,000	2,109,816	2,094,817	14,999
Euro	Sell	Morgan Stanley	8/20/2024	4,700,000	5,148,663	5,090,817	57,846
Euro	Sell	Morgan Stanley	8/20/2024	2,867,000	3,140,656	3,105,398	35,258
Euro	Sell	State Street Bank and Trust	8/20/2024	862,000	942,941	933,678	9,263
Euro	Sell	State Street Bank and Trust	8/20/2024	458,000	499,484	496,084	3,400
Euro	Sell	State Street Bank and Trust	8/20/2024	2,837,000	3,077,995	3,072,904	5,091
Euro	Sell	State Street Bank and Trust	8/20/2024	4,005,000	4,345,812	4,338,026	7,786
Euro	Sell	State Street Bank and Trust	8/20/2024	2,359,000	2,570,785	2,555,157	15,628
Euro	Sell	State Street Bank and Trust	8/20/2024	849,000	921,703	919,597	2,106
Euro	Sell	State Street Bank and Trust	8/20/2024	3,922,000	4,261,881	4,248,124	13,757
Euro	Sell	Toronto Dominion Bank	8/20/2024	2,151,000	2,338,076	2,329,861	8,215
Euro	Sell	Toronto Dominion Bank	8/20/2024	2,197,000	2,397,081	2,379,686	17,395
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,385,047

76	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	8/20/2024	3,475,000	$3,768,389	$3,763,955	$(4,434)
British pound	Sell	Barclays Bank plc	8/30/2024	2,063,000	2,630,094	2,652,813	(22,719)
British pound	Sell	Morgan Stanley	8/30/2024	1,468,000	1,862,442	1,887,702	(25,260)
British pound	Sell	State Street Bank and Trust	8/30/2024	69,548,000	88,283,536	89,431,823	(1,148,287)
British pound	Sell	State Street Bank and Trust	8/30/2024	2,003,000	2,547,215	2,575,659	(28,444)
British pound	Sell	State Street Bank and Trust	8/30/2024	1,561,000	1,989,709	2,007,291	(17,582)
British pound	Sell	State Street Bank and Trust	8/30/2024	728,000	926,586	936,136	(9,550)
British pound	Sell	State Street Bank and Trust	8/30/2024	824,000	1,057,798	1,059,582	(1,784)
Euro	Sell	Morgan Stanley	8/20/2024	3,992,000	4,300,637	4,323,945	(23,308)
Euro	Sell	Morgan Stanley	8/20/2024	4,228,000	4,541,933	4,579,569	(37,636)
Euro	Sell	Morgan Stanley	8/20/2024	9,097,000	9,846,736	9,853,439	(6,703)
Euro	Sell	State Street Bank and Trust	8/20/2024	2,880,000	3,101,839	3,119,479	(17,640)
Euro	Sell	State Street Bank and Trust	8/20/2024	472,000	509,672	511,248	(1,576)
Euro	Sell	State Street Bank and Trust	8/20/2024	2,033,000	2,183,270	2,202,049	(18,779)
Euro	Sell	State Street Bank and Trust	8/20/2024	2,047,000	2,203,914	2,217,213	(13,299)
Euro	Sell	State Street Bank and Trust	8/20/2024	2,853,000	3,070,621	3,090,234	(19,613)
Euro	Sell	State Street Bank and Trust	8/20/2024	1,525,000	1,632,516	1,651,808	(19,292)
Euro	Sell	State Street Bank and Trust	8/20/2024	1,008,000	1,085,145	1,091,818	(6,673)
Euro	Sell	State Street Bank and Trust	8/20/2024	4,764,000	5,155,329	5,160,139	(4,810)
Swiss franc	Sell	Morgan Stanley	8/15/2024	2,548,000	2,851,071	2,906,322	(55,251)
Swiss franc	Sell	State Street Bank and Trust	8/15/2024	3,158,000	3,514,790	3,602,106	(87,316)
Swiss franc	Sell	State Street Bank and Trust	8/15/2024	405,000	453,051	461,955	(8,904)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,578,860)

Futures Contracts at July 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2024	1,594	Short	$(177,035,000)	$(178,229,125)	$(1,194,125)

See Notes to Financial Statements.	77

Schedule of Investments (concluded)

SHORT DURATION HIGH YIELD FUND July 31, 2024

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long–Term Investments
Asset-Backed Securities	$–	$54,750,659	$–	$54,750,659
Convertible Bonds	–	108,044,469	–	108,044,469
Convertible Preferred Stocks	–	15,719,368	–	15,719,368
Corporate Bonds	–	4,412,180,427	–	4,412,180,427
Floating Rate Loans	–	647,654,322	–	647,654,322
Less Unfunded Loan Commitments	–	(1,546,369)	–	(1,546,369)
Foreign Government Obligations	–	16,725,594	–	16,725,594
Government Sponsored Enterprises Pass-Throughs	–	172,335,239	–	172,335,239
Short–Term Investments
Repurchase Agreements	–	50,989,293	–	50,989,293
Money Market Funds	161,255,360	–	–	161,255,360
Time Deposits	–	17,917,262	–	17,917,262
Total	$161,255,360	$5,494,770,264	$–	$5,656,025,624
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$14,542,337	$–	$14,542,337
Liabilities	–	(42,610)	–	(42,610)
Forward Foreign Currency Exchange Contracts
Assets	–	1,385,047	–	1,385,047
Liabilities	–	(1,578,860)	–	(1,578,860)
Futures Contracts
Assets	–	–	–	–
Liabilities	(1,194,125)	–	–	(1,194,125)
Total	$(1,194,125)	$14,305,914	$–	$13,111,789

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

78	See Notes to Financial Statements.

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Statements of Assets and Liabilities

July 31, 2024

	Climate Focused Bond Fund	Emerging Markets Equity Fund
ASSETS:
Investments in securities, at cost	$21,629,578	$4,379,205
Investments in securities, at fair value including $0, $0, $0, $0, and $172,320,315, respectively, of securities loaned	$21,092,460	$5,274,686
Cash	–	191,166
Cash at brokers for forwards, swap contracts and TBA collateral	–	–
Deposits with brokers for futures collateral	132,192	–
Deposits with brokers for forwards and swap contracts collateral	–	–
Foreign cash, at value (cost $14,937, $24,115, $43,056, $17,248 and $13,556,605, respectively)	14,880	14,449
Receivables:
Interest and dividends	170,001	25,039
Investment securities sold	102,735	11,704
Capital shares sold	46,231	–
From advisor (See Note 3)	17,945	34,802
Variation margin for futures contracts	8,289	–
Unrealized appreciation on forward foreign currency exchange contracts	84,847	–
Unrealized appreciation on unfunded loan commitments	4	–
Prepaid expenses	76,067	66,934
Total assets	21,745,651	5,618,780
LIABILITIES:
Payables:
Investment securities purchased	416,450	22,685
Capital shares reacquired	24,693	–
Management fee	6,191	3,074
To bank	2,612	–
12b-1 distribution plan	1,315	1,195
Fund administration	708	189
Trustees’ fees	656	483
To brokers for forwards, swap contracts and TBA collateral	–	–
Variation margin for futures contracts	–	–
Variation margin for centrally cleared swap contracts agreements	–	–
Collateral due to broker for securities lending	–	–
Foreign capital gains taxes deferred	–	32,483
Unrealized depreciation on forward foreign currency exchange contracts	27,464	–
Distributions payable	63,924	–
Accrued expenses	38,667	22,286
Total liabilities	582,680	82,395
NET ASSETS	$21,162,971	$5,536,385
COMPOSITION OF NET ASSETS:
Paid-in capital	$25,118,487	$5,239,604
Total distributable earnings (loss)	(3,955,516)	296,781
Net Assets	$21,162,971	$5,536,385

80	See Notes to Financial Statements.

International Growth Fund	Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$2,159,779	$43,479,032	$5,573,671,595

$2,769,436	$43,594,075	$5,656,025,624
61,961	765,823	6,018
–	–	1,150,000
–	36,700	3,188,000
–	–	33,531,464

39,696	17,181	13,558,303

3,445	230,650	88,613,247
40,245	285,831	269,444,319
–	1,565,673	53,246,285
38,611	36,757	297,549
–	–	912,824

–	2,216	1,385,047
–	–	3,960
77,181	62,343	395,197
3,030,575	46,597,249	6,121,757,837

55,880	5,483,496	670,837,765
–	8,546	16,722,653
1,125	5,379	1,316,047
–	–	–
483	1,267	171,176
100	861	165,441
878	211	31,518
–	–	1,150,000
–	2,691	–
–	–	16,110,604
–	–	179,172,622
1,885	–	–

–	1,386	1,578,860
–	155,478	34,306,834
44,078	11,183	748,362
104,429	5,670,498	922,311,882
$2,926,146	$40,926,751	$5,199,445,955

$2,894,954	$40,642,529	$5,105,949,557
31,192	284,222	93,496,398
$2,926,146	$40,926,751	$5,199,445,955

See Notes to Financial Statements.	81

Statements of Assets and Liabilities (concluded)

July 31, 2024

	Climate Focused Bond Fund	Emerging Markets Equity Fund
Net assets by class:
Class A Shares	$5,542,734	$3,409,716
Class C Shares	$454,311	$543,178
Class F Shares	$2,651,948	$26,393
Class F3 Shares	$105,386	$264,077
Class I Shares	$11,880,581	$500,792
Class R3 Shares	$24,894	$–
Class R4 Shares	$30,048	$–
Class R5 Shares	$21,080	$–
Class R6 Shares	$451,989	$792,229
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	657,439	216,202
Class C Shares	53,874	34,715
Class F Shares	314,537	1,667
Class F3 Shares	12,500	16,667
Class I Shares	1,408,634	31,667
Class R3 Shares	2,952	–
Class R4 Shares	3,564	–
Class R5 Shares	2,500	–
Class R6 Shares	53,620	50,000
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.43	$15.77
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%, 5.75%, 5.75%, 2.25% and 2.25%, respectively)	$8.62	$16.73
Class C Shares-Net asset value	$8.43	$15.65
Class F Shares-Net asset value	$8.43	$15.84
Class F3 Shares-Net asset value	$8.43	$15.84
Class I Shares-Net asset value	$8.43	$15.81
Class R3 Shares-Net asset value*	$8.43	$–
Class R4 Shares-Net asset value*	$8.43	$–
Class R5 Shares-Net asset value*	$8.43	$–
Class R6 Shares-Net asset value	$8.43	$15.84

*	Net asset value may not recalculate due to rounding of fractional shares.

82	See Notes to Financial Statements.

International Growth Fund	Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$1,672,286	$4,932,635	$480,251,853
$129,510	$579,005	$143,009,446
$94,847	$503,044	$84,123,825
$9,489	$25,583	$235,130,900
$200,894	$33,402,661	$4,250,473,726
$13,407	$–	$206,584
$9,440	$–	$127,728
$9,466	$25,583	$233,519
$786,807	$1,458,240	$5,888,374

118,153	482,046	48,520,542
9,259	56,581	14,449,700
6,667	49,155	8,505,126
667	2,500	23,745,874
14,148	3,264,116	430,304,155
949	–	20,874
667	–	12,904
667	2,500	23,598
55,289	142,500	595,032

$14.15	$10.23	$9.90

$15.01	$10.47	$10.13
$13.99	$10.23	$9.90
$14.23	$10.23	$9.89
$14.23	$10.23	$9.90
$14.20	$10.23	$9.88
$14.12	$–	$9.90
$14.16	$–	$9.90
$14.20	$10.23	$9.90
$14.23	$10.23	$9.90

See Notes to Financial Statements.	83

Statements of Operations

For the Year Ended July 31, 2024

	Climate Focused Bond Fund	Emerging Markets Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $16,087, $5,671, $0 and $0, respectively)	$–	$139,408
Securities lending net income	–	–
Interest and other (net of foreign withholding taxes of $0, $0, $0, $0 and $6,668, respectively)	774,472	1,247
Interest earned from Interfund Lending (See Note 10)	–	–
Total investment income	774,472	140,655
Expenses:
Management fee	71,531	32,642
12b-1 distribution plan–Class A	10,388	7,724
12b-1 distribution plan–Class C	3,452	4,941
12b-1 distribution plan–Class F	2,745	24
12b-1 distribution plan–Class R3	118	–
12b-1 distribution plan–Class R4	72	–
Registration	142,112	140,092
Professional	54,075	73,302
Custody	11,497	26,944
Fund administration	8,175	2,009
Shareholder servicing	7,393	951
Reports to shareholders	2,550	2,266
Trustees’ fees	889	444
Other	11,410	11,236
Gross expenses	326,407	302,575
Fees waived and expenses reimbursed (See Note 3)	(220,503)	(245,480)
Net expenses	105,904	57,095
Net investment income	668,568	83,560
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(495,353)	(31,847)
Net realized gain (loss) on futures contracts	(10,853)	–
Net realized gain (loss) on forward foreign currency exchange contracts	58,950	–
Net realized gain (loss) on swap contracts	–	–
Net realized gain (loss) on foreign currency related transactions	(8,264)	(15,143)
Net change in unrealized appreciation/depreciation on investments	941,208	524,739
Net change in unrealized appreciation/depreciation on futures contracts	38,568	–
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	223,707	–
Net change in unrealized appreciation/depreciation on swap contracts	–	–
Net change in unrealized appreciation/depreciation on deferred foreign capital gains taxes	–	(7,377)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	5,047	5,540
Net change in unrealized appreciation/depreciation on unfunded loan commitments	4	–
Net realized and unrealized gain (loss)	753,014	475,912
Net Increase in Net Assets Resulting From Operations	$1,421,582	$559,472

84	See Notes to Financial Statements.

International Growth Fund	Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$36,921	$–	$302,919
–	–	7

16	989,891	249,033,758
–	–	2,009
36,937	989,891	249,338,693

12,088	33,870	9,292,634
3,860	5,930	512,328
1,066	5,135	663,115
87	120	52,696
60	–	663
21	–	218
139,333	60,602	871,297
71,475	57,576	145,765
5,081	6,930	71,910
1,075	5,419	1,147,437
673	2,813	2,523,686
812	3,774	223,792
442	634	106,207
13,862	8,489	153,799
249,935	191,292	15,765,547
(226,707)	(133,841)	(1,776,335)
23,228	57,451	13,989,212
13,709	932,440	235,349,481

(24,747)	178,142	10,530,902
–	45,183	811,268
–	(821)	(798,697)
–	–	10,997,355
(1,107)	(48)	218,527
318,557	53,208	73,963,034
–	(44,234)	(1,194,125)

–	830	934,133
–	–	181,947

(1,021)	–	–

(120)	1,092	31,515

–	–	5,524
291,562	233,352	95,681,383
$305,271	$1,165,792	$331,030,864

See Notes to Financial Statements.	85

Statements of Changes in Net Assets

	Climate Focused Bond Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023
Operations:
Net investment income	$668,568	$459,024
Net realized gain (loss) on investments, future contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	(455,520)	(1,336,249)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, unfunded loan commitments, deferred foreign capital gains taxes and translation of assets and liabilities denominated in foreign currencies	1,208,534	551,811
Net increase (decrease) in net assets resulting from operations	1,421,582	(325,414)
Distributions to shareholders:
Class A	(257,616)	(394,474)
Class C	(18,401)	(60,272)
Class F	(144,177)	(332,910)
Class F3	(5,343)	(9,414)
Class I	(585,529)	(806,393)
Class R3	(1,091)	(1,798)
Class R4	(1,403)	(2,326)
Class R5	(1,066)	(1,878)
Class R6	(23,843)	(44,264)
Total distribution to shareholders	(1,038,469)	(1,653,729)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	4,969,345	5,149,606
Reinvestment of distributions	740,753	884,524
Cost of shares reacquired	(3,924,453)	(6,048,380)
Net increase (decrease) in net assets resulting from capital share transactions	1,785,645	(14,250)
Net increase (decrease) in net assets	2,168,758	(1,993,393)
NET ASSETS:
Beginning of year	$18,994,213	$20,987,606
End of year	$21,162,971	$18,994,213

(1)	For the period May 1, 2023, commencement of operations, to July 31, 2023.

86	See Notes to Financial Statements.

Emerging Markets Equity Fund		International Growth Fund		Investment Grade Floating Rate Fund
For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023	For the Year Ended July 31, 2024	For the Period Ended July 31, 2023(1)

$83,560	$72,958	$13,709	$12,542	$932,440	$159,421

(46,990)	(285,737)	(25,854)	(218,143)	222,456	19,564

522,902	584,213	317,416	438,924	10,896	88,103

559,472	371,434	305,271	233,323	1,165,792	267,088

(43,887)	(49,847)	(7,180)	(8,008)	(213,308)	(24,611)
(3,450)	(6,897)	–	–	(32,939)	(6,121)
(368)	(427)	(515)	(577)	(9,124)	(368)
(3,901)	(4,362)	(61)	(68)	(1,902)	(372)
(7,397)	(8,274)	(1,440)	(65)	(627,023)	(103,038)
–	–	(30)	(26)	–	–
–	–	(39)	(46)	–	–
–	–	(59)	(65)	(1,884)	(368)
(11,705)	(13,085)	(4,957)	(5,097)	(108,450)	(21,225)
(70,708)	(82,892)	(14,281)	(13,952)	(994,630)	(156,103)

189,535	134,102	215,449	883,264	29,924,769	10,947,500
3,843	307	5,023	3,081	224,593	7,141
(93,588)	(10,277)	(572,125)	(152,436)	(456,883)	(2,516)

99,790	124,132	(351,653)	733,909	29,692,479	10,952,125
588,554	412,674	(60,663)	953,280	29,863,641	11,063,110

$4,947,831	$4,535,157	$2,986,809	$2,033,529	$11,063,110	$–
$5,536,385	$4,947,831	$2,926,146	$2,986,809	$40,926,751	$11,063,110

See Notes to Financial Statements.	87

Statements of Changes in Net Assets (concluded)

	Short Duration High Yield Fund
INCREASE IN NET ASSETS	For the Year Ended July 31, 2024	For the Year Ended July 31, 2023
Operations:
Net investment income	$235,349,481	$31,899,201
Net realized gain (loss) on investments, future contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	21,759,355	(1,457,107)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, unfunded loan commitments and translation of assets and liabilities denominated in foreign currencies	73,922,028	8,670,579
Net increase in net assets resulting from operations	331,030,864	39,112,673
Distributions to shareholders:
Class A	(21,136,831)	(2,901,640)
Class C	(5,399,466)	(610,196)
Class F	(4,440,104)	(3,005,335)
Class F3	(9,533,432)	(675)
Class I	(200,687,533)	(26,638,107)
Class R3	(10,588)	(1,280)
Class R4	(7,179)	(651)
Class R5	(5,208)	(673)
Class R6	(175,897)	(36,303)
Total distribution to shareholders	(241,396,238)	(33,194,860)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	4,642,206,940	1,390,013,852
Reinvestment of distributions	238,040,808	32,870,744
Cost of shares reacquired	(972,225,871)	(257,966,342)
Net increase in net assets resulting from capital share transactions	3,908,021,877	1,164,918,254
Net increase in net assets	3,997,656,503	1,170,836,067
NET ASSETS:
Beginning of year	$1,201,789,452	$30,953,385
End of year	$5,199,445,955	$1,201,789,452

88	See Notes to Financial Statements.

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89

Financial Highlights

CLIMATE FOCUSED BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
7/31/2024	$ 8.28	$0.26		$ 0.30	$ 0.56	$(0.41)	$–	$(0.41)
7/31/2023	9.16	0.19		(0.85)	(0.66)	(0.22)	–	(0.22)
7/31/2022	10.38	0.12		(1.00)	(0.88)	(0.24)	(0.10)	(0.34)
7/31/2021	10.30	0.13		0.14	0.27	(0.19)	–	(0.19)
5/20/2020 to 7/31/2020(c)	10.00	0.03	(d)	0.31 (d)	0.34	(0.04)	–	(0.04)
Class C
7/31/2024	8.28	0.21		0.30	0.51	(0.36)	–	(0.36)
7/31/2023	9.16	0.14		(0.85)	(0.71)	(0.17)	–	(0.17)
7/31/2022	10.38	0.05		(0.99)	(0.94)	(0.18)	(0.10)	(0.28)
7/31/2021	10.30	0.05		0.13	0.18	(0.10)	–	(0.10)
5/20/2020 to 7/31/2020(c)	10.00	0.01	(d)	0.31 (d)	0.32	(0.02)	–	(0.02)
Class F
7/31/2024	8.28	0.28		0.30	0.58	(0.43)	–	(0.43)
7/31/2023	9.16	0.21		(0.85)	(0.64)	(0.24)	–	(0.24)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.15		0.14	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(c)	10.00	0.03	(d)	0.31 (d)	0.34	(0.04)	–	(0.04)
Class F3
7/31/2024	8.28	0.28		0.30	0.58	(0.43)	–	(0.43)
7/31/2023	9.16	0.21		(0.85)	(0.64)	(0.24)	–	(0.24)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.16		0.13	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(c)	10.00	0.03	(d)	0.31 (d)	0.34	(0.04)	–	(0.04)
Class I
7/31/2024	8.28	0.28		0.30	0.58	(0.43)	–	(0.43)
7/31/2023	9.16	0.21		(0.85)	(0.64)	(0.24)	–	(0.24)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.14		0.15	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(c)	10.00	0.03	(d)	0.31 (d)	0.34	(0.04)	–	(0.04)
Class R3
7/31/2024	8.28	0.23		0.31	0.54	(0.39)	–	(0.39)
7/31/2023	9.16	0.17		(0.85)	(0.68)	(0.20)	–	(0.20)
7/31/2022	10.38	0.09		(1.00)	(0.91)	(0.21)	(0.10)	(0.31)
7/31/2021	10.30	0.10		0.13	0.23	(0.15)	–	(0.15)
5/20/2020 to 7/31/2020(c)	10.00	0.02	(d)	0.31 (d)	0.33	(0.03)	–	(0.03)
Class R4
7/31/2024	8.28	0.26		0.30	0.56	(0.41)	–	(0.41)
7/31/2023	9.16	0.19		(0.85)	(0.66)	(0.22)	–	(0.22)
7/31/2022	10.38	0.11		(1.00)	(0.89)	(0.23)	(0.10)	(0.33)
7/31/2021	10.30	0.12		0.14	0.26	(0.18)	–	(0.18)
5/20/2020 to 7/31/2020(c)	10.00	0.02	(d)	0.32 (d)	0.34	(0.04)	–	(0.04)

90	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$ 8.43	6.80		0.65		1.72		3.14		$ 5,543	59
8.28	(1.39)		0.65		1.78		2.30		4,893	68
9.16	(8.72)		0.65		1.63		1.21		5,108	74
10.38	2.60		0.65		2.05		1.25		4,366	69
10.30	3.37	(e)(f)	0.65	(g)	3.04	(g)	1.28	(g)	3,521	17	(f)

8.43	6.15		1.26		2.33		2.53		454	59
8.28	(1.95)		1.26		2.39		1.62		431	68
9.16	(9.29)		1.29		2.27		0.57		852	74
10.38	1.79		1.45		2.84		0.46		901	69
10.30	3.21	(e)(f)	1.45	(g)	3.84	(g)	0.49	(g)	622	17	(f)

8.43	7.01		0.45		1.62		3.33		2,652	59
8.28	(1.15)		0.45		1.68		2.48		2,973	68
9.16	(8.53)		0.45		1.53		1.41		4,134	74
10.38	2.81		0.45		1.95		1.45		3,866	69
10.30	3.41	(e)(f)	0.45	(g)	2.93	(g)	1.46	(g)	3,089	17	(f)

8.43	7.02		0.43		1.49		3.35		105	59
8.28	(1.13)		0.43		1.56		2.52		103	68
9.16	(8.47)		0.39		1.42		1.46		115	74
10.38	2.88		0.38		1.81		1.53		130	69
10.30	3.43	(e)(f)	0.38	(g)	2.63	(g)	1.53	(g)	129	17	(f)

8.43	7.01		0.45		1.52		3.34		11,881	59
8.28	(1.15)		0.45		1.58		2.50		10,139	68
9.16	(8.53)		0.45		1.41		1.40		10,282	74
10.38	2.80		0.45		1.72		1.40		14,042	69
10.30	3.41	(e)(f)	0.45	(g)	2.85	(g)	1.46	(g)	3,089	17	(f)

8.43	6.48		0.95		2.01		2.84		25	59
8.28	(1.64)		0.95		2.08		2.02		23	68
9.16	(8.98)		0.95		1.93		0.90		23	74
10.38	2.29		0.95		2.37		0.95		26	69
10.30	3.31	(e)(f)	0.95	(g)	3.33	(g)	0.98	(g)	26	17	(f)

8.43	6.74		0.70		1.77		3.09		30	59
8.28	(1.40)		0.70		1.83		2.29		28	68
9.16	(8.76)		0.70		1.67		1.16		23	74
10.38	2.54		0.70		2.12		1.20		26	69
10.30	3.36	(e)(f)	0.70	(g)	3.08	(g)	1.24	(g)	26	17	(f)

See Notes to Financial Statements.	91

Financial Highlights (continued)

CLIMATE FOCUSED BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R5
7/31/2024	$ 8.28	$0.27		$ 0.31	$ 0.58	$(0.43)	$–	$(0.43)
7/31/2023	9.16	0.21		(0.85)	(0.64)	(0.24)	–	(0.24)
7/31/2022	10.38	0.14		(1.00)	(0.86)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.15		0.14	0.29	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(c)	10.00	0.03	(d)	0.31 (d)	0.34	(0.04)	–	(0.04)
Class R6
7/31/2024	8.28	0.28		0.30	0.58	(0.43)	–	(0.43)
7/31/2023	9.16	0.21		(0.85)	(0.64)	(0.24)	–	(0.24)
7/31/2022	10.37	0.14		(0.99)	(0.85)	(0.26)	(0.10)	(0.36)
7/31/2021	10.30	0.16		0.12	0.28	(0.21)	–	(0.21)
5/20/2020 to 7/31/2020(c)	10.00	0.03	(d)	0.31 (d)	0.34	(0.04)	–	(0.04)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commencement of operations was on 5/20/2020, SEC effective date and date shares first became available to the public was 5/28/2020.
(d)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 5/20/2020 through 5/28/2020.
(e)	Total return for the period 5/28/2020 through 7/31/2020 was 3.47% for Class A, 3.32% for Class C, 3.52% for Class F, 3.53% for Class F3, 3.52% for Class I, 3.41% for Class R3, 3.46% for Class R4, 3.51% for Class R5, and 3.53% for Class R6.
(f)	Not annualized.
(g)	Annualized.

92	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$ 8.43	7.01		0.45		1.51		3.32		$ 21	59
8.28	(1.15)		0.45		1.58		2.51		21	68
9.16	(8.53)		0.45		1.42		1.41		23	74
10.38	2.80		0.45		1.86		1.45		26	69
10.30	3.41	(e)(f)	0.45	(g)	2.83	(g)	1.49	(g)	26	17	(f)

8.43	7.02		0.43		1.49		3.36		452	59
8.28	(1.13)		0.43		1.57		2.54		383	68
9.16	(8.47)		0.39		1.43		1.46		428	74
10.37	2.88		0.38		1.79		1.52		449	69
10.30	3.43	(e)(f)	0.38	(g)	2.63	(g)	1.53	(g)	309	17	(f)

See Notes to Financial Statements.	93

Financial Highlights (continued)

EMERGING MARKETS EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net invest- ment income	Net asset value, end of period
Class A
7/31/2024	$14.41	$0.24		$ 1.32		$ 1.56	$(0.20)	$15.77
7/31/2023	13.56	0.21		0.89		1.10	(0.25)	14.41
3/2/2022 to 7/31/2022(c)	15.00	0.17	(d)	(1.61	)(d)	(1.44)	–	13.56
Class C
7/31/2024	14.30	0.13		1.32		1.45	(0.10)	15.65
7/31/2023	13.52	0.11		0.88		0.99	(0.21)	14.30
3/2/2022 to 7/31/2022(c)	15.00	0.13	(d)	(1.61	)(d)	(1.48)	–	13.52
Class F
7/31/2024	14.46	0.27		1.33		1.60	(0.22)	15.84
7/31/2023	13.58	0.25		0.89		1.14	(0.26)	14.46
3/2/2022 to 7/31/2022(c)	15.00	0.19	(d)	(1.61	)(d)	(1.42)	–	13.58
Class F3
7/31/2024	14.47	0.28		1.32		1.60	(0.23)	15.84
7/31/2023	13.58	0.26		0.89		1.15	(0.26)	14.47
3/2/2022 to 7/31/2022(c)	15.00	0.19	(d)	(1.61	)(d)	(1.42)	–	13.58
Class I
7/31/2024	14.45	0.27		1.32		1.59	(0.23)	15.81
7/31/2023	13.58	0.25		0.88		1.13	(0.26)	14.45
3/2/2022 to 7/31/2022(c)	15.00	0.19	(d)	(1.61	)(d)	(1.42)	–	13.58
Class R6
7/31/2024	14.47	0.28		1.32		1.60	(0.23)	15.84
7/31/2023	13.58	0.26		0.89		1.15	(0.26)	14.47
3/2/2022 to 7/31/2022(c)	15.00	0.19	(d)	(1.61	)(d)	(1.42)	–	13.58

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commencement of operations was on 3/2/2022, SEC effective date and date shares first became available to the public was 3/10/2022.
(d)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 3/2/2022 through 3/10/2022.
(e)	Total return for the period 3/10/2022 through 7/31/2022 was (9.41%) for Class A, (9.68%) for Class C, (9.35%) for Class F, (9.28%) for Class F3, (9.35%) for Class I, and (9.28%) for Class R6.
(f)	Not annualized.
(g)	Annualized.

94	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
11.01		1.15		6.03		1.65		$3,410	79
8.21		1.18		5.10		1.59		3,006	145
(9.53	)(e)(f)	1.24	(g)	3.77	(g)	2.86	(g)	2,727	56	(f)

10.22		1.90		6.77		0.90		543	79
7.37		1.93		5.85		0.84		496	145
(9.80	)(e)(f)	1.99	(g)	4.52	(g)	2.11	(g)	451	56	(f)

11.20		0.90		5.86		1.90		26	79
8.57		0.94		4.93		1.83		24	145
(9.47	)(e)(f)	0.99	(g)	3.62	(g)	3.11	(g)	23	56	(f)

11.30		0.82		5.76		1.98		264	79
8.61		0.85		4.74		1.91		241	145
(9.40	)(e)(f)	0.91	(g)	3.41	(g)	3.20	(g)	226	56	(f)

11.24		0.90		5.77		1.90		501	79
8.54		0.93		4.82		1.83		458	145
(9.47	)(e)(f)	0.99	(g)	3.52	(g)	3.11	(g)	430	56	(f)

11.30		0.82		5.76		1.98		792	79
8.61		0.85		4.75		1.91		723	145
(9.40	)(e)(f)	0.91	(g)	3.41	(g)	3.19	(g)	679	56	(f)

See Notes to Financial Statements.	95

Financial Highlights (continued)

INTERNATIONAL GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net invest- ment income	Net asset value, end of period
Class A
7/31/2024	$12.66	$ 0.06		$ 1.49		$ 1.55	$(0.06)	$14.15
7/31/2023	11.58	0.05		1.10		1.15	(0.07)	12.66
7/31/2022	15.12	0.06		(3.60)		(3.54)	–	11.58
6/18/2021 to 7/31/2021(c)	15.00	(0.01	)(d)	0.13	(d)	0.12	–	15.12
Class C
7/31/2024	12.54	(0.04)		1.49		1.45	–	13.99
7/31/2023	11.49	(0.04)		1.09		1.05	–	12.54
7/31/2022	15.11	(0.04)		(3.58)		(3.62)	–	11.49
6/18/2021 to 7/31/2021(c)	15.00	(0.02	)(d)	0.13	(d)	0.11	–	15.11
Class F
7/31/2024	12.71	0.09		1.51		1.60	(0.08)	14.23
7/31/2023	11.62	0.08		1.10		1.18	(0.09)	12.71
7/31/2022	15.13	0.09		(3.60)		(3.51)	–	11.62
6/18/2021 to 7/31/2021(c)	15.00	–	(d)(h)	0.13	(d)	0.13	–	15.13
Class F3
7/31/2024	12.72	0.09		1.51		1.60	(0.09)	14.23
7/31/2023	11.63	0.09		1.10		1.19	(0.10)	12.72
7/31/2022	15.12	0.10		(3.59)		(3.49)	–	11.63
6/18/2021 to 7/31/2021(c)	15.00	–	(d)(h)	0.12	(d)	0.12	–	15.12
Class I
7/31/2024	12.70	0.09		1.50		1.59	(0.09)	14.20
7/31/2023	11.62	0.02		1.16		1.18	(0.10)	12.70
7/31/2022	15.12	0.09		(3.59)		(3.50)	–	11.62
6/18/2021 to 7/31/2021(c)	15.00	–	(d)(h)	0.12	(d)	0.12	–	15.12
Class R3
7/31/2024	12.63	0.02		1.50		1.52	(0.03)	14.12
7/31/2023	11.55	0.03		1.09		1.12	(0.04)	12.63
7/31/2022	15.11	0.02		(3.58)		(3.56)	–	11.55
6/18/2021 to 7/31/2021(c)	15.00	(0.01	)(d)	0.12	(d)	0.11	–	15.11
Class R4
7/31/2024	12.66	0.05		1.51		1.56	(0.06)	14.16
7/31/2023	11.58	0.05		1.10		1.15	(0.07)	12.66
7/31/2022	15.12	0.06		(3.60)		(3.54)	–	11.58
6/18/2021 to 7/31/2021(c)	15.00	(0.01	)(d)	0.13	(d)	0.12	–	15.12

96	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

12.38		0.95		9.37		0.43		$1,672	88
10.06		0.98		12.38		0.46		1,747	86
(23.41)		1.06		6.90		0.45		1,242	84
0.80	(e)(f)	1.06	(g)	16.19	(g)	(0.38	)(g)	1,058	5	(f)

11.56		1.70		10.20		(0.30)		130	88
9.14		1.74		13.30		(0.33)		93	86
(23.96)		1.81		7.51		(0.29)		92	84
0.73	(e)(f)	1.81	(g)	16.91	(g)	(1.13	)(g)	102	5	(f)

12.65		0.70		9.23		0.67		95	88
10.33		0.73		12.35		0.69		85	86
(23.27)		0.81		6.51		0.68		77	84
0.87	(e)(f)	0.81	(g)	16.02	(g)	(0.14	)(g)	101	5	(f)

12.77		0.65		9.12		0.73		9	88
10.38		0.63		12.23		0.80		8	86
(23.13)		0.73		6.27		0.74		8	84
0.87	(e)(f)	0.73	(g)	15.76	(g)	(0.15	)(g)	10	5	(f)

12.62		0.70		9.09		0.66		201	88
10.36		0.69		9.81		0.15		233	86
(23.27)		0.81		6.43		0.67		8	84
0.87	(e)(f)	0.81	(g)	15.85	(g)	(0.09	)(g)	10	5	(f)

12.09		1.20		9.64		0.17		13	88
9.74		1.22		12.58		0.25		12	86
(23.61)		1.31		6.93		0.18		8	84
0.80	(e)(f)	1.31	(g)	16.38	(g)	(0.62	)(g)	10	5	(f)

12.37		0.95		9.39		0.42		9	88
10.01		1.00		12.52		0.43		8	86
(23.41)		1.06		6.68		0.41		8	84
0.80	(e)(f)	1.06	(g)	16.12	(g)	(0.35	)(g)	10	5	(f)

See Notes to Financial Statements.	97

Financial Highlights (continued)

INTERNATIONAL GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net invest- ment income	Net asset value, end of period
Class R5
7/31/2024	$12.70	$0.09		$ 1.50		$ 1.59	$(0.09)	$14.20
7/31/2023	11.62	0.08		1.10		1.18	(0.10)	12.70
7/31/2022	15.13	0.09		(3.60)		(3.51)	–	11.62
6/18/2021 to 7/31/2021(c)	15.00	–	(d)(h)	0.13	(d)	0.13	–	15.13
Class R6
7/31/2024	12.72	0.10		1.50		1.60	(0.09)	14.23
7/31/2023	11.63	0.10		1.09		1.19	(0.10)	12.72
7/31/2022	15.13	0.10		(3.60)		(3.50)	–	11.63
6/18/2021 to 7/31/2021(c)	15.00	–	(d)(h)	0.13	(d)	0.13	–	15.13

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commencement of operations was on 6/18/2021, SEC effective date and date shares first became available to the public was 6/28/2021.
(d)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 6/18/2021 through 6/28/2021.
(e)	Total return for the period 6/28/2021 through 7/31/2021 was (0.40%) for Class A, (0.46%) for Class C, (0.33%) for Class F, (0.33%) for Class F3, (0.33%) for Class I, (0.40%) for Class R3, (0.40%) for Class R4, (0.33%) for Class R5, and (0.33%) for Class R6.
(f)	Not annualized.
(g)	Annualized.
(h)	Amount less than $0.01.

98	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

12.69		0.71		9.14		0.66		$9	88
10.27		0.75		12.29		0.69		8	86
(23.27)		0.81		6.43		0.67		8	84
0.87	(e)(f)	0.81	(g)	15.85	(g)	(0.09	)(g)	10	5	(f)

12.77		0.62		9.11		0.75		787	88
10.38		0.61		12.08		0.86		792	86
(23.13)		0.73		6.28		0.76		584	84
0.87	(e)(f)	0.73	(g)	15.78	(g)	(0.06	)(g)	756	5	(f)

See Notes to Financial Statements.	99

Financial Highlights (continued)

INVESTMENT GRADE FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distributions
Class A
7/31/2024	$10.10	$0.68	$0.18	$0.86	$(0.66)	$(0.07)	$(0.73)
5/1/2023 to 7/31/2023(c)	10.00	0.15	0.09	0.24	(0.14)	–	(0.14)
Class C
7/31/2024	10.10	0.60	0.18	0.78	(0.58)	(0.07)	(0.65)
5/1/2023 to 7/31/2023(c)	10.00	0.13	0.09	0.22	(0.12)	–	(0.12)
Class F
7/31/2024	10.10	0.70	0.18	0.88	(0.68)	(0.07)	(0.75)
5/1/2023 to 7/31/2023(c)	10.00	0.15	0.10	0.25	(0.15)	–	(0.15)
Class F3
7/31/2024	10.10	0.71	0.18	0.89	(0.69)	(0.07)	(0.76)
5/1/2023 to 7/31/2023(c)	10.00	0.15	0.10	0.25	(0.15)	–	(0.15)
Class I
7/31/2024	10.10	0.70	0.18	0.88	(0.68)	(0.07)	(0.75)
5/1/2023 to 7/31/2023(c)	10.00	0.15	0.10	0.25	(0.15)	–	(0.15)
Class R5
7/31/2024	10.10	0.70	0.18	0.88	(0.68)	(0.07)	(0.75)
5/1/2023 to 7/31/2023(c)	10.00	0.15	0.10	0.25	(0.15)	–	(0.15)
Class R6
7/31/2024	10.10	0.71	0.18	0.89	(0.69)	(0.07)	(0.76)
5/1/2023 to 7/31/2023(c)	10.00	0.15	0.10	0.25	(0.15)	–	(0.15)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on May 1, 2023.
(d)	Not annualized.
(e)	Annualized.

100	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.23	8.84		0.55		1.50		6.72		$4,933	171
10.10	2.44	(d)	0.55	(e)	1.95	(e)	5.88	(e)	1,970	39	(d)

10.23	7.98		1.35		2.23		5.88		579	171
10.10	2.23	(d)	1.35	(e)	2.75	(e)	4.96	(e)	506	39	(d)

10.23	9.06		0.35		1.54		6.92		503	171
10.10	2.49	(d)	0.35	(e)	1.85	(e)	5.95	(e)	25	39	(d)

10.23	9.13		0.28		1.19		6.95		26	171
10.10	2.50	(d)	0.28	(e)	1.69	(e)	6.00	(e)	25	39	(d)

10.23	9.06		0.35		1.37		6.91		33,403	171
10.10	2.49	(d)	0.35	(e)	1.76	(e)	5.94	(e)	7,071	39	(d)

10.23	9.06		0.35		1.22		6.87		26	171
10.10	2.49	(d)	0.35	(e)	1.76	(e)	5.93	(e)	25	39	(d)

10.23	9.13		0.28		1.20		6.94		1,458	171
10.10	2.50	(d)	0.28	(e)	1.68	(e)	6.01	(e)	1,440	39	(d)

See Notes to Financial Statements.	101

Financial Highlights (continued)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distributions
Class A
7/31/2024	$ 9.64	$0.78		$ 0.28	$ 1.06	$(0.80)	$–	$(0.80)
7/31/2023	9.83	0.70		(0.19)	0.51	(0.70)	–	(0.70)
7/31/2022	11.00	0.49		(0.92)	(0.43)	(0.59)	(0.15)	(0.74)
7/31/2021	10.61	0.48		0.57	1.05	(0.59)	(0.07)	(0.66)
4/22/2020 to 7/31/2020(c)	10.00	0.15	(d)	0.63 (d)	0.78	(0.17)	–	(0.17)
Class C
7/31/2024	9.64	0.71		0.28	0.99	(0.73)	–	(0.73)
7/31/2023	9.83	0.65		(0.20)	0.45	(0.64)	–	(0.64)
7/31/2022	11.00	0.42		(0.92)	(0.50)	(0.52)	(0.15)	(0.67)
7/31/2021	10.61	0.42		0.55	0.97	(0.51)	(0.07)	(0.58)
4/22/2020 to 7/31/2020(c)	10.00	0.13	(d)	0.62 (d)	0.75	(0.14)	–	(0.14)
Class F
7/31/2024	9.63	0.80		0.27	1.07	(0.81)	–	(0.81)
7/31/2023	9.83	0.70		(0.18)	0.52	(0.72)	–	(0.72)
7/31/2022	11.00	0.52		(0.92)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.52		0.55	1.07	(0.61)	(0.07)	(0.68)
4/22/2020 to 7/31/2020(c)	10.00	0.16	(d)	0.62 (d)	0.78	(0.17)	–	(0.17)
Class F3
7/31/2024	9.64	0.81		0.27	1.08	(0.82)	–	(0.82)
7/31/2023	9.83	0.68		(0.15)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.52		(0.92)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54		0.54	1.08	(0.62)	(0.07)	(0.69)
4/22/2020 to 7/31/2020(c)	10.00	0.16	(d)	0.62 (d)	0.78	(0.17)	–	(0.17)
Class I
7/31/2024	9.62	0.80		0.27	1.07	(0.81)	–	(0.81)
7/31/2023	9.82	0.74		(0.22)	0.52	(0.72)	–	(0.72)
7/31/2022	11.00	0.52		(0.93)	(0.41)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54		0.53	1.07	(0.61)	(0.07)	(0.68)
4/22/2020 to 7/31/2020(c)	10.00	0.16	(d)	0.62 (d)	0.78	(0.17)	–	(0.17)
Class R3
7/31/2024	9.64	0.76		0.27	1.03	(0.77)	–	(0.77)
7/31/2023	9.83	0.67		(0.19)	0.48	(0.67)	–	(0.67)
7/31/2022	11.00	0.46		(0.92)	(0.46)	(0.56)	(0.15)	(0.71)
7/31/2021	10.62	0.48		0.53	1.01	(0.56)	(0.07)	(0.63)
4/22/2020 to 7/31/2020(c)	10.00	0.15	(d)	0.63 (d)	0.78	(0.16)	–	(0.16)
Class R4
7/31/2024	9.64	0.78		0.27	1.05	(0.79)	–	(0.79)
7/31/2023	9.83	0.66		(0.15)	0.51	(0.70)	–	(0.70)
7/31/2022	11.00	0.48		(0.91)	(0.43)	(0.59)	(0.15)	(0.74)
7/31/2021	10.62	0.51		0.53	1.04	(0.59)	(0.07)	(0.66)
4/22/2020 to 7/31/2020(c)	10.00	0.15	(d)	0.63 (d)	0.78	(0.16)	–	(0.16)

102	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.90	11.41		0.65		0.71		8.00		$480,252	160
9.64	5.50		0.65		0.86		7.31		92,165	65
9.83	(4.04)		0.71		1.70		4.69		11,090	123
11.00	10.22		0.71		2.00		4.43		9,849	69
10.61	7.81	(e)(f)	0.71	(g)	3.95	(g)	5.45	(g)	1,727	27	(f)

9.90	10.62		1.36		1.43		7.28		143,009	160
9.64	4.81		1.30		1.48		6.74		25,681	65
9.83	(4.71)		1.42		2.41		4.00		1,399	123
11.00	9.34		1.51		2.91		3.81		1,324	69
10.61	7.58	(e)(f)	1.51	(g)	4.74	(g)	4.64	(g)	584	27	(f)

9.89	11.63		0.45		0.60		8.19		84,124	160
9.63	5.60		0.46		0.73		7.28		28,477	65
9.83	(3.85)		0.51		1.61		5.12		16,197	123
11.00	10.43		0.51		2.03		4.80		6,071	69
10.61	7.87	(e)(f)	0.51	(g)	3.84	(g)	5.65	(g)	2,574	27	(f)

9.90	11.70		0.36		0.42		8.29		235,131	160
9.64	5.75		0.44		0.70		7.13		9	65
9.83	(3.79)		0.47		1.48		4.92		9	123
11.00	10.50		0.44		1.97		5.01		11	69
10.61	7.89	(e)(f)	0.44	(g)	3.66	(g)	5.72	(g)	11	27	(f)

9.88	11.63		0.45		0.51		8.19		4,250,474	160
9.62	5.60		0.45		0.61		7.68		1,054,582	65
9.82	(3.94)		0.51		1.54		5.14		2,061	123
11.00	10.44		0.51		2.02		4.94		550	69
10.61	7.87	(e)(f)	0.51	(g)	3.77	(g)	5.65	(g)	531	27	(f)

9.90	11.08		0.95		1.01		7.73		207	160
9.64	5.19		0.95		1.23		6.99		63	65
9.83	(4.31)		1.01		2.02		4.38		10	123
11.00	9.88		1.01		2.52		4.43		11	69
10.62	7.72	(e)(f)	1.01	(g)	4.21	(g)	5.15	(g)	11	27	(f)

9.90	11.35		0.70		0.76		7.98		128	160
9.64	5.46		0.73		1.01		6.89		9	65
9.83	(4.08)		0.76		1.75		4.61		9	123
11.00	10.15		0.76		2.26		4.69		11	69
10.62	7.79	(e)(f)	0.76	(g)	3.96	(g)	5.40	(g)	11	27	(f)

See Notes to Financial Statements.	103

Financial Highlights (concluded)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distributions
Class R5
7/31/2024	$ 9.64	$0.80		$ 0.27	$ 1.07	$(0.81)	$–	$(0.81)
7/31/2023	9.83	0.69		(0.16)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.51		(0.91)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54		0.53	1.07	(0.61)	(0.07)	(0.68)
4/22/2020 to 7/31/2020(c)	10.00	0.16	(d)	0.62 (d)	0.78	(0.17)	–	(0.17)
Class R6
7/31/2024	9.64	0.81		0.27	1.08	(0.82)	–	(0.82)
7/31/2023	9.83	0.72		(0.19)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.51		(0.91)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.52		0.56	1.08	(0.62)	(0.07)	(0.69)
4/22/2020 to 7/31/2020(c)	10.00	0.16	(d)	0.62 (d)	0.78	(0.17)	–	(0.17)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commencement of operations was on 4/22/2020, SEC effective date and date shares first became available to the public was 4/30/2020.
(d)	Net investment income and net realized and unrealized gain (loss) amounted to less than $0.01 for the period 4/22/2020 through 4/30/2020.
(e)	Total return for the period 4/30/2020 through 7/31/2020 was 7.56% for Class A, 7.34% for Class C, 7.61% for Class F, 7.63% for Class F3, 7.61% for Class I, 7.48% for Class R3, 7.54% for Class R4, 7.61% for Class R5, and 7.63% for Class R6.
(f)	Not annualized.
(g)	Annualized.

104	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$9.90	11.63		0.45		0.51		8.19		$234	160
9.64	5.72		0.47		0.75		7.14		9	65
9.83	(3.83)		0.51		1.49		4.86		9	123
11.00	10.43		0.51		2.01		4.94		11	69
10.61	7.86	(e)(f)	0.51	(g)	3.71	(g)	5.65	(g)	11	27	(f)

9.90	11.71		0.36		0.42		8.25		5,888	160
9.64	5.74		0.43		0.58		7.47		796	65
9.83	(3.80)		0.47		1.48		4.90		169	123
11.00	10.50		0.44		1.85		4.81		192	69
10.61	7.89	(e)(f)	0.44	(g)	3.69	(g)	5.73	(g)	64	27	(f)

See Notes to Financial Statements.	105

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001.

The Trust consists of nine funds as of July 31, 2024. This report covers the following five funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)	A, C, F, F3, I and R6
Lord Abbett International Growth Fund (“International Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Investment Grade Floating Rate Fund (“Investment Grade Floating Rate Fund”)	A, C, F, F3, I, R5 and R6
Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

Each Fund other than the Emerging Markets Equity Fund is diversified within the meaning of the Act. Investment Grade Floating Rate Fund commenced operations on May 1, 2023.

Climate Focused Bond Fund’s investment objective is total return. Emerging Markets Equity Fund’s and International Growth Fund’s investment objective is to seek long-term capital appreciation. Investment Grade Floating Rate Fund’s investment objective is to seek a high level of current income. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Pricing Committee may also use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Financial Statements (continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Climate Focused Bond Fund’s, International Growth Fund’s and Short Duration High Yield Fund’s U.S. tax returns remains open for the period ended July 31, 2021 through the fiscal year ended July 31, 2024. The statute of limitations on Emerging Markets Equity Fund’s U.S. federal tax returns remains open for the period ended July 31, 2022 through the fiscal year ended July 31, 2024. The statute of limitations on Investment Grade Floating Rate Fund’s U.S. federal tax returns remains open for the period ended July 31, 2023 through the fiscal year ended July 31, 2024. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear their class-specific share of shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (continued)

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by a Fund, the agreed-upon amount received by a Fund in the

Notes to Financial Statements (continued)

event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Funds, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to

Notes to Financial Statements (continued)

market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded loan commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded loan commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded loan commitments presented, if any, on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes.

As of July 31, 2024 the Funds had the following unfunded loan commitments:

Climate Focused Bond Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Hobbs & Associate LLC Delayed Draw Term Loan	$3,364	$3,368	$3,364	$4

Notes to Financial Statements (continued)

Short Duration High Yield Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Epicor Software Corp. 2024 Delayed Draw Term Loan	$454,580	$458,187	$456,587	$1,600
Groundworks LLC 2024 Delayed Draw Term Loan	921,702	924,007	922,692	1,315
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	165,000	164,175	163,130	1,045
Total		$1,546,369	$1,542,409	$3,960

(m)	Inflation-Linked Derivatives–Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. A Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Funds since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Interest Rate Swap Contracts–Each Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(o)	Total Return Swap Contracts–Each Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an

Notes to Financial Statements (continued)

underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, each Fund also may be required to pay an amount equal to that decline in value to its counterparty.

(p)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of July 31, 2024 and, if applicable, Level 3 rollforwards for the year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

Notes to Financial Statements (continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Climate Focused Bond Fund

First $1 billion	.35%
Over $1 billion	.30%

Emerging Markets Equity Fund

First $3 billion	.65%
Over $3 billion	.60%

International Growth Fund

First $1 billion	.45%
Over $1 billion	.42%

Investment Grade Floating Rate Fund

First $1 billion	.25%
Next $1 billion	.22%
Over $2 billion	.21%

Short Duration High Yield Fund

First $1 billion	.35%
Over $1 billion	.31%

For the fiscal year ended July 31, 2024, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Climate Focused Bond Fund	.00%
Emerging Markets Equity Fund	.00%
International Growth Fund	.00%
Investment Grade Floating Rate Fund	.00%
Short Duration High Yield Fund	.26%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees during the fiscal year ended July 31, 2024.

Fund	Fund Administration Fee
Climate Focused Bond Fund	$11,497
Emerging Markets Equity Fund	26,944
International Growth Fund	5,081
Investment Grade Floating Rate Fund	6,930
Short Duration High Yield Fund	71,910

Notes to Financial Statements (continued)

For the fiscal year ended July 31, 2024 and continuing through November 30, 2024 Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding certain of the Funds’ expenses, to the following annual rates:

	Effective December 1, 2023		Prior to December 1, 2023

	Classes		Classes

Fund	A, C, F, I, R3, R4 and R5	F3 and R6	A, C, F, I, R3, R4 and R5	F3 and R6
Climate Focused Bond Fund	.45%	.43%	.45%	.44%
Emerging Markets Equity Fund	.90%	.82%	.90%	.82%
International Growth Fund	.70%	.64%	.70%	.57%
Short Duration High Yield Fund	.45%	.36%	.45%	.42%

	Effective May 1, 2023

	Classes

Fund	A, C, F, I and R5	F3 and R6
Investment Grade Floating Rate Fund	.35%	.28%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly.

The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class R3	Class R4
Service	.15%/.25%(3)	.25%	–	.25%	.25%
Distribution	.05%(4)	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The 12b-1 fees that Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund pay on Class C shares is a blended rate calculated based on 1.00% of each Fund’s average daily net assets attributable to shares for shares held less than 1 year and 0.80% of each Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of each Fund will bear 12b-1 fees at the same rate.
(2)	For the fiscal year ended July 31, 2024 and continuing through November 30, 2024, the Distributor has contractually agreed to waive each Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Board.
(3)	The 12b-1 service fees on Class A shares that Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund pay are 0.15% of each Fund’s average daily net assets and for Emerging Markets Equity Fund and International Growth Fund, 0.25% of each Fund’s average daily net assets.
(4)	Not applicable for Emerging Markets Equity Fund or International Growth Fund.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the fiscal year ended July 31, 2024:

	Distributor Commissions	Dealers’ Concessions
Climate Focused Bond Fund	$227	$2,307
Emerging Markets Equity Fund	14	93
International Growth Fund	61	375
Investment Grade Floating Rate Fund	4,118	24,471
Short Duration High Yield Fund	178,268	2,429,068

The Distributor received the following amounts of CDSCs for the fiscal year ended July 31, 2024:

	Class A	Class C
Climate Focused Bond Fund	$–	$–
Emerging Markets Equity Fund	–	–
International Growth Fund	–	–
Investment Grade Floating Rate Fund	–	–
Short Duration High Yield Fund	–	1,300

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended July 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Climate Focused Bond Fund	$–	$1,038,469	$–	$–	$1,038,469
Emerging Markets Equity Fund	–	70,708	–	–	70,708
International Growth Fund	–	14,281	–	–	14,281
Investment Grade Floating Rate Fund	–	964,929	29,701	–	994,630
Short Duration High Yield Fund	–	241,396,238	–	–	241,396,238

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended July 31, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Climate Focused Bond Fund	$–	$1,653,729	$–	$–	$1,653,729
Emerging Markets Equity Fund	–	82,892	–	–	82,892
International Growth Fund	–	13,952	–	–	13,952
Investment Grade Floating Rate Fund	–	156,103	–	–	156,103
Short Duration High Yield Fund	–	33,194,860	–	–	33,194,860

As of July 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Climate Focused Bond Fund	$–	$–	$–	$(3,059,147)	$(639,588)	$(256,781)	$(3,955,516)
Emerging Markets Equity Fund	–	49,809	–	(494,640)	742,095	(483)	296,781
International Growth Fund	–	8,883	–	(548,939)	572,126	(878)	31,192
Investment Grade Floating Rate Fund	–	304,496	22,081	–	114,026	(156,381)	284,222
Short Duration High Yield Fund	–	47,492,642	604,376	–	79,737,732	(34,338,352)	93,496,398

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Climate Focused Bond Fund	$(1,106,990)	$(1,952,157)	$(3,059,147)
Emerging Markets Equity Fund	(477,562)	(17,078)	(494,640)
International Growth Fund	(456,222)	(92,717)	(548,939)
Investment Grade Floating Rate Fund	–	–	–
Short Duration High Yield Fund	–	–	–

At each Fund’s election, certain losses incurred within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Funds incurred and will elect to defer qualified late-year ordinary losses and/or post-October capital losses as follows:

Fund	Late-Year Ordinary Losses	Short-Term Losses	Long-Term Losses
Climate Focused Bond Fund	$89,232	$–	$–
Emerging Markets Equity Fund	–	–	–
International Growth Fund	–	–	–
Investment Grade Floating Rate Fund	–	–	–
Short Duration High Yield Fund	–	–	–

Notes to Financial Statements (continued)

As of July 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Climate Focused Bond Fund	$21,860,227	$406,615	$(1,045,743)	$(639,128)
Emerging Markets Equity Fund	4,486,011	1,009,636	(220,961)	788,675
International Growth Fund	2,192,062	623,185	(45,811)	577,374
Investment Grade Floating Rate Fund	43,464,005	118,446	(5,512)	112,934
Short Duration High Yield Fund	5,575,488,788	111,688,855	(31,988,814)	79,700,041

There were no permanent differences identified as of July 31, 2024.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended July 31, 2024 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Climate Focused Bond Fund	$3,271,987	$9,650,807	$2,871,924	$8,685,649
Emerging Markets Equity Fund	–	3,840,112	–	3,857,174
International Growth Fund	–	2,292,375	–	2,654,193
Investment Grade Floating Rate Fund	11,480,740	46,108,713	9,625,429	16,674,479
Short Duration High Yield Fund	2,399,904,528	6,420,083,563	2,235,628,592	2,555,310,684

*	Includes U.S. Government sponsored enterprises securities.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended July 31, 2024, the Funds did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund entered into forward foreign currency exchange contracts during the fiscal year ended July 31, 2024 (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of

Notes to Financial Statements (continued)

loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts

Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund entered into futures contracts during the fiscal year ended July 31, 2024 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Short Duration High Yield Fund entered into credit default swap contracts during the fiscal year ended July 31, 2024 (as described in Note 2(i)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swap contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap contract one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap contract’s notional amount is recorded as net realized gain (loss) on swap contracts in the Statements of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swap contracts, there is minimal counterparty credit risk to the Fund since these credit default swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swap contracts against default.

Short Duration High Yield Fund entered into total return swap contracts on indexes during the fiscal year ended July 31, 2024 (as described in Note 2(o)) to hedge credit risk. The Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

As of July 31, 2024, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate each Funds’ use of derivative instruments:

	Climate Focused Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$84,847
Futures Contracts(2)	$138,565	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	$27,464
Futures Contracts(2)	$67,313	–

Notes to Financial Statements (continued)

	Investment Grade Floating Rate Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	$–	$2,216

Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	–	$1,386
Futures Contracts(2)	$17,966	–

	Short Duration High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(4)	$–	–	$14,542,337
Forward Foreign Currency Exchange Contracts(1)	–	$1,385,047	–

Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$42,610
Forward Foreign Currency Exchange Contracts(3)	–	$1,578,860	–
Futures Contracts(2)	$1,194,125	–	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

	Climate Focused Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$–	$58,950
Futures Contracts(2)	(10,853)	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	223,707
Futures Contracts(4)	38,568	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)	–	11,827,615
Futures Contracts(6)	66	–

Notes to Financial Statements (continued)

	Investment Grade Floating Rate Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$–	$(821)
Futures Contracts(2)	45,183	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	830
Futures Contracts(4)	(44,234)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)	–	300,728
Futures Contracts(6)	8	–

		Short Duration High Yield Fund
	Equity Contracts	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(7)	$–	$–	$–	$11,347,950
Forward Foreign Currency Exchange Contracts(1)	–	–	(798,697)	–
Futures Contracts(2)	–	811,268	–	–
Total Return Swap Contracts(7)	(350,595)	–	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(8)	–	–	–	181,947
Forward Foreign Currency Exchange Contracts(3)	–	–	934,133	–
Futures Contracts(4)	–	(1,194,125)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(5)	–	–	–	106,194,549
Forward Foreign Currency Exchange Contracts(5)	–	–	157,538,336	–
Futures Contracts(6)	–	1,170	–	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended July 31, 2024.
(1)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Amount represents notional amounts in U.S. dollars.
(6)	Amount represents number of contracts.
(7)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.

Notes to Financial Statements (continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

	Climate Focused Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$84,847	$–	$84,847
Repurchase Agreements	333,313	–	333,313
Total	$418,160	$–	$418,160

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$359	$(359)	$–	$–	$–
Morgan Stanley	83,023	(402)	–	–	82,621
State Street Bank and Trust	1,186	(1,186)	–	–	–
Toronto Dominion Bank	279	(279)	–	–	–
Fixed Income Clearing Corp.	333,313	–	–	(333,313)	–
Total	$418,160	$(2,226)	$–	$(333,313)	$82,621

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$27,464	$–	$27,464
Total	$27,464	$–	$27,464

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$1,349	$(359)	$–	$–	$990
Morgan Stanley	402	(402)	–	–	–
State Street Bank and Trust	24,721	(1,186)	–	–	23,535
Toronto Dominion Bank	992	(279)	–	–	713
Total	$27,464	$(2,226)	$–	$–	$25,238

		Investment Grade Floating Rate Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$2,216	$–	$2,216
Total	$2,216	$–	$2,216

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$2,216	$(1,223)	$–	$–	$993
Total	$2,216	$(1,223)	$–	$–	$993

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,386	$–	$1,386
Total	$1,386	$–	$1,386

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Goldman Sachs	$163	$–	$–	$–	$163
Morgan Stanley	1,223	(1,223)	–	–	–
Total	$1,386	$(1,223)	$–	$–	$163

Notes to Financial Statements (continued)

		Short Duration High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,385,047	$–	$1,385,047
Repurchase Agreements	50,989,293	–	50,989,293
Total	$52,374,340	$–	$52,374,340

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$20,082	$–	$–	$–	$20,082
Morgan Stanley	1,068,176	(152,592)	(880,000)	–	35,584
State Street Bank and Trust	168,112	(168,112)	–	–	–
Toronto Dominion Bank	128,677	–	–	–	128,677
Fixed Income Clearing Corp.	17,989,293	–	–	(17,989,293)	–
Barclays Bank PLC	33,000,000	–	–	(33,000,000)	–
Total	$52,374,340	$(320,704)	$(880,000)	$(50,989,293)	$184,343

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,578,860	$–	$1,578,860
Total	$1,578,860	$–	$1,578,860

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Barclays Bank PLC	$22,719	$–	$–	$–	$22,719
Morgan Stanley	152,592	(152,592)	–	–	–
State Street Bank and Trust	1,403,549	(168,112)	(1,235,437)	–	–
Total	$1,578,860	$(320,704)	$(1,235,437)	$–	$22,719

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of July 31, 2024.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of July 31, 2024.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated amongst Lord Abbett-sponsored funds subject to the oversight of the Independent Directors. There is an equity-based plan available to Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred

Notes to Financial Statements (continued)

amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the period ended July 31, 2024, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended July 31, 2024, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended July 31, 2024, the following Fund participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, average interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income*
Short Duration High Yield	$16,058,996	4.57%	$2,009

*	Statement of Operations location: Interest earned from interfund lending.

Notes to Financial Statements (continued)

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Funds’ custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2024, the market value of securities loaned and collateral received were as follow:

Fund	Market Value of Securities Loaned	Collateral Received(1)
Short Duration High Yield Fund	$172,320,315	$179,172,622

(1)	Statement of Assets and Liabilities location: Collateral due to broker for securities lending.

13.	INVESTMENT RISKS

Each of the Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Funds may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after a fund purchases its securities. A default, or concerns in the market about an increase in the risk of default, may result in losses to the Funds. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment

Notes to Financial Statements (continued)

grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Certain instruments in which the Funds may invest have historically relied on LIBOR. As of June 30, 2023, the administrator of LIBOR ceased publication of US dollar LIBOR settings. The LIBOR transition could have adverse impacts on newly issued financial instruments and existing financial instruments which referenced LIBOR and lead to significant short-term and long-term uncertainty and market instability.

The Climate Focused Bond Fund is subject to the risk that its climate-focused investment strategy may select or exclude securities of certain issuers for reasons other than investment performance considerations and that the Fund may underperform funds that do not utilize a climate-focused investment strategy. Certain climate-focused investments may be dependent on government policies and subsidies, which are subject to change or elimination. There can be no assurance that the operations of a given issuer in which the Fund invests will in fact have a positive impact on the climate. Successful application of the Fund’s climate-focused investment strategy will depend on Lord Abbett’s skill in properly identifying and analyzing material climate-related issues and related business practices, and there can be no assurance that the strategy or techniques employed will be successful.

Large company stocks, in which the International Growth Fund may invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks.

Each Fund is subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions, threat thereof or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies.

Each of the Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and

Notes to Financial Statements (continued)

instrumentalities if not required to do so by law. Consequently, the Funds may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, a Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

Each of the Emerging Markets Equity Fund and International Growth Fund is subject to the risks of investing in growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers.

Each of the Climate Focused Bond Fund and Short Duration High Yield Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each of the Climate Focused Bond Fund, Investment Grade Floating Rate Fund and Short Duration High Yield Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. Each Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans,

Notes to Financial Statements (continued)

including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Floating rate or adjustable rate senior loans are subject to increased credit and liquidity risks. The loans in which the Short Duration High Yield Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Short Duration High Yield Fund may also invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. Should a loan held by the Fund begin to deteriorate in quality, the Fund’s ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover its investment. The Investment Grade Floating Rate Fund may also invest in, or obtain exposure to, collateralized loan obligations (“CLOs”) and may be subject to the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment risk, and the risk of default of the underlying asset, among others.

Emerging Markets Equity Fund is a non-diversified mutual fund under the Act. The value of the Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent each Fund from implementing its investment strategies and achieving its investment objectives.

Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, each Fund or issuers in which each Fund invests. In addition, issuers in which each Fund invests and each Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of each Fund.

Notes to Financial Statements (continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Climate Focused Bond Fund	Year Ended July 31, 2024		Year Ended July 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	77,942	$647,312	79,499	$669,267
Reinvestment of distributions	16,186	134,753	21,099	174,235
Shares reacquired	(27,723)	(230,087)	(66,962)	(582,689)
Increase	66,405	$551,978	33,636	$260,813

Class C Shares
Shares sold	3,007	$24,822	1,529	$12,593
Reinvestment of distributions	53	444	3,158	26,018
Shares reacquired	(1,237)	(10,105)	(45,595)	(378,284)
Increase (decrease)	1,823	$15,161	(40,908)	$(339,673)

Class F Shares
Shares sold	4,988	$41,554	40,221	$340,774
Reinvestment of distributions	1,966	16,358	12,773	105,471
Shares reacquired	(51,595)	(432,907)	(144,990)	(1,211,732)
Decrease	(44,641)	$(374,995)	(91,996)	$(765,487)

Class I Shares
Shares sold	493,037	$4,082,314	475,817	$3,965,453
Reinvestment of distributions	70,071	583,261	70,039	577,189
Shares reacquired	(378,831)	(3,134,596)	(443,545)	(3,726,025)
Increase	184,277	$1,530,979	102,311	$816,617

Class R3 Shares
Shares sold	176	$1,462	258	$2,126
Reinvestment of distributions	16	129	3	25
Shares reacquired	(1)	(8)	–	–
Increase	191	$1,583	261	$2,151

Class R4 Shares
Shares sold	161	$1,330	799	$6,901
Reinvestment of distributions	47	390	61	501
Shares reacquired	(3)	(24)	(1)	(10)
Increase	205	$1,696	859	$7,392

Class R6 Shares
Shares sold	20,810	$170,551	17,587	$152,492
Reinvestment of distributions	650	5,418	131	1,085
Shares reacquired	(14,129)	(116,726)	(18,179)	(149,640)
Increase (decrease)	7,331	$59,243	(461)	$3,937

Notes to Financial Statements (continued)

Emerging Markets Equity Fund	Year Ended July 31, 2024		Year Ended July 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,644	$188,085	8,139	$114,679
Reinvestment of distributions	265	3,707	24	307
Shares reacquired	(6,243)	(92,606)	(682)	(9,315)
Increase	7,666	$99,186	7,481	$105,671

Class C Shares
Shares sold	97	$1,450	1,411	$19,423
Reinvestment of distributions	10	136	–	–
Shares reacquired	(64)	(982)	(72)	(962)
Increase	43	$604	1,339	$18,461

International Growth Fund	Year Ended July 31, 2024		Year Ended July 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,983	$145,539	32,725	$397,519
Reinvestment of distributions	258	3,226	280	3,081
Shares reacquired	(32,120)	(392,441)	(2,153)	(25,969)
Increase (decrease)	(19,879)	$(243,676)	30,852	$374,631

Class C Shares
Shares sold	2,967	$38,686	1,465	$17,711
Shares reacquired	(1,152)	(15,136)	(2,040)	(24,453)
Increase (decrease)	1,815	$23,550	(575)	$(6,742)

Class I Shares
Shares sold	547	$7,705	17,673	$221,682
Reinvestment of distributions	115	1,440	–	–
Shares reacquired	(4,854)	(60,212)	–	–
Increase (decrease)	(4,192)	$(51,067)	17,673	$221,682

Class R3 Shares
Shares sold	28	$375	253	$3,009
Reinvestment of distributions	1	9	–	–
Increase	29	$384	253	$3,009

Class R6 Shares
Shares sold	1,729	$23,144	20,525	$243,343
Reinvestment of distributions	27	348	–	–
Shares reacquired	(8,745)	(104,336)	(8,448)	(102,014)
Increase (decrease)	(6,989)	$(80,844)	12,077	$141,329

Notes to Financial Statements (continued)

Investment Grade Floating Rate Fund	Year Ended July 31, 2024		For the period ended July 31, 2023(a)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	288,310	$2,938,566	194,338	$1,944,000
Reinvestment of distributions	11,332	115,459	709	7,131
Shares reacquired	(12,643)	(129,135)	–	–
Increase	286,999	$2,924,890	195,047	$1,951,131

Class C Shares
Shares sold	7,621	$77,854	50,348	$503,500
Reinvestment of distributions	30	307	1	10
Shares reacquired	(1,169)	(11,854)	(250)	(2,516)
Increase	6,482	$66,307	50,099	$500,994

Class F Shares
Shares sold	49,992	$510,285	2,500	$25,000
Reinvestment of distributions	711	7,239	–	–
Shares reacquired	(4,048)	(41,239)	–	–
Increase	46,655	$476,285	2,500	$25,000

Class F3 Shares
Shares sold	–	$–	2,500	$25,000
Increase	–	$–	2,500	$25,000

Class I Shares
Shares sold	2,581,066	$26,398,064	700,000	$7,000,000
Reinvestment of distributions	9,930	101,588	–	–
Shares reacquired	(26,880)	(274,655)	–	–
Increase	2,564,116	$26,224,997	700,000	$7,000,000

Class R5 Shares
Shares sold	–	$–	2,500	$25,000
Increase	–	$–	2,500	$25,000

Class R6 Shares
Shares sold	–	$–	142,500	$1,425,000
Increase	–	$–	142,500	$1,425,000

Short Duration High Yield Fund	Year Ended July 31, 2024		Year Ended July 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	42,395,026	$413,714,475	9,754,297	$93,457,412
Reinvestment of distributions	2,127,012	20,807,440	289,773	2,778,711
Shares reacquired	(5,560,295)	(54,315,393)	(1,613,315)	(15,515,526)
Increase	38,961,743	$380,206,522	8,430,755	$80,720,597

Class C Shares
Shares sold	12,244,212	$119,643,772	2,732,521	$26,210,610
Reinvestment of distributions	549,138	5,371,788	60,574	580,948
Shares reacquired	(1,007,780)	(9,850,673)	(271,313)	(2,607,929)
Increase	11,785,570	$115,164,887	2,521,782	$24,183,629

Notes to Financial Statements (concluded)

Short Duration High Yield Fund		Year Ended July 31, 2024		Year Ended July 31, 2023
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	8,950,714	$86,916,794	10,086,141	$96,633,583
Reinvestment of distributions	452,104	4,407,784	305,656	2,929,945
Shares reacquired	(3,853,499)	(37,159,617)	(9,084,301)	(87,269,819)
Increase	5,549,319	$54,164,961	1,307,496	$12,293,709

Class F3 Shares
Shares sold	24,764,409	$240,889,670	1	$15
Reinvestment of distributions	972,336	9,530,401	–	–
Shares reacquired	(1,991,804)	(19,530,583)	–	–
Increase	23,744,941	$230,889,488	1	$15

Class I Shares
Shares sold	387,990,386	$3,775,170,879	122,579,924	$1,173,028,826
Reinvestment of distributions	20,277,680	197,844,593	2,774,811	26,580,492
Shares reacquired	(87,547,649)	(850,916,993)	(15,980,804)	(152,572,189)
Increase	320,720,417	$3,122,098,479	109,373,931	$1,047,037,129

Class R3 Shares
Shares sold	13,499	$132,478	5,518	$52,741
Reinvestment of distributions	1,009	9,875	67	648
Shares reacquired	(145)	(1,423)	(92)	(869)
Increase	14,363	$140,930	5,493	$52,520

Class R4 Shares
Shares sold	11,487	$112,002	–	$–
Reinvestment of distributions	658	6,443	–	–
Shares reacquired	(173)	(1,696)	–	–
Increase	11,972	$116,749	–	$–

Class R5 Shares
Shares sold	22,218	$218,838	–	$–
Reinvestment of distributions	452	4,448	–	–
Shares reacquired	(4)	(39)	–	–
Increase	22,666	$223,247	–	$–

Class R6 Shares
Shares sold	552,642	$5,408,032	65,416	$630,665
Reinvestment of distributions	5,889	58,036	–	–
Shares reacquired	(46,073)	(449,454)	(1)	(10)
Increase	512,458	$5,016,614	65,415	$630,655

(a)	For the period May 1, 2023 (commencement of operations) to July 31, 2023.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Lord Abbett Trust I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Trust I comprising the Lord Abbett Climate Focused Bond Fund, Lord Abbett Emerging Markets Equity Fund, Lord Abbett International Growth Fund, Lord Abbett Investment Grade Floating Rate Fund, and Lord Abbett Short Duration High Yield Fund (the “Funds”), including the schedules of investments, as of July 31, 2024, and the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting Lord Abbett Trust I as of July 31, 2024, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Comprising Lord Abbett Trust I	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Lord Abbett Climate Focused Bond Fund	For the year ended July 31, 2024	For the years ended July 31, 2024 and 2023	For the years ended July 31, 2024, 2023, 2022, 2021, and the period from May 20, 2020 (commencement of operations) through July 31, 2020
Lord Abbett Emerging Markets Equity Fund	For the year ended July 31, 2024	For the years ended July 31, 2024 and 2023	For the years ended July 31, 2024, 2023, and the period from March 2, 2022 (commencement of operations) through July 31, 2022
Lord Abbett International Growth Fund	For the year ended July 31, 2024	For the years ended July 31, 2024 and 2023	For the years ended July 31, 2024, 2023, 2022, and the period from June 18, 2021 (commencement of operations) through July 31, 2021

Lord Abbett Investment Grade Floating Rate Fund	For the year ended July 31, 2024	For the year ended July 31, 2024, and the period from May 1, 2023 (commencement of operations) through July 31, 2023
Lord Abbett Short Duration High Yield Fund	For the year ended July 31, 2024	For the years ended July 31, 2024 and 2023	For the years ended July 31, 2024, 2023, 2022, 2021, and the period from April 22, 2020 (commencement of operations) through July 31, 2020

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP
New York, New York
September 23, 2024

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Climate Focused Bond Fund	0%	0%
Emerging Markets Equity Fund	0%	75%
International Growth Fund	0%	0%
Investment Grade Floating Rate Fund	0%	0%
Short Duration High Yield Fund	0%	0%

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name	Interest-related dividends
Climate Focused Bond Fund	27%
Emerging Markets Equity Fund	0%
International Growth Fund	0%
Investment Grade Floating Rate Fund	48%
Short Duration High Yield Fund	59%

Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amounts represent long-term capital gains:

Fund Name	Long-Term Capital Gains
Climate Focused Bond Fund	$–
Emerging Markets Equity Fund	–
International Growth Fund	–
Investment Grade Floating Rate Fund	29,701
Short Duration High Yield Fund	–

The Funds listed below intend to pass through foreign source income and foreign taxes as follows:

Fund Name	Foreign Source Income	Foreign Taxes
Climate Focused Bond Fund	$–	$–
Emerging Markets Equity Fund	148,905	28,267
International Growth Fund	21,048	4,979
Investment Grade Floating Rate Fund	–	–
Short Duration High Yield Fund	–	–

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Trust I Climate Focused Bond Fund Emerging Markets Equity Fund International Growth Fund Investment Grade Floating Rate Fund Short Duration High Yield Fund	TRUST-I-2 (09/24)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Diversification Shares – Enhanced Municipal Yield Completion Fund

For the period ended July 31, 2024

Table of Contents

1	Schedule of Investments (Item 7)

5	Statement of Assets and Liabilities (Item 7)

6	Statement of Operations (Item 7)

7	Statement of Changes in Net Assets (Item 7)

8	Financial Highlights (Item 7)

10	Notes to Financial Statements (Item 7)

18	Report of Independent Registered Public Accounting Firm (Item 7)

19	Changes in and Disagreements with Accountants (Item 8)

19	Proxy Disclosures (Item 9)

19	Remuneration Paid to Trustees, Officers, and Others (Item 10)

19	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments

July 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.17%

MUNICIPAL BONDS 98.17%

Corporate-Backed 28.67%
Arkansas Development Finance Authority - Big River Steel LLC AR AMT†	4.75%		9/1/2049	Ba2	$100,000	$100,276
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2028	BB-	100,000	102,710
Hobe-St Lucie Conservancy District Unit of Development No 1A	4.75%		5/1/2031	NR	100,000	102,647
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	BBB-	200,000	199,993
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	BBB-	100,000	106,221
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Corp	3.50%		11/1/2032	BBB+	100,000	96,991
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-	100,000	99,903
Mississippi Business Finance Corp. - Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-	100,000	100,017
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB-	10,000	10,006
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa3	200,000	210,500
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB	40,000	40,000
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX†	5.00%		1/1/2039	NR	100,000	100,893
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR	100,000	101,248
Total						1,371,405

Energy 2.13%
PEFA, Inc. IA (cost $101,675)	5.00%	#(b)	9/1/2049	A3	100,000	102,097

General Obligation 4.16%
Academical Village Community Development District FL	2.875%		5/1/2025	NR	100,000	98,730
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	30,000	30,038

See Notes to Financial Statements.	1

Schedule of Investments (continued)

July 31, 2024

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
Commonwealth of Puerto Rico GO	Zero Coupon	7/1/2033	NR	$83,656	$56,438
Commonwealth of Puerto Rico GO	5.375%	7/1/2025	NR	13,480	13,593
Total					198,799

Health Care 21.91%
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2026	BB	100,000	102,148
City of Colby KS - Citizens Medical Center Inc	5.50%	7/1/2026	NR	100,000	100,325
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2034	BBB+	110,000	111,057
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	30,000	31,262
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB	100,000	100,048
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	100,000	100,245
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2036	BBB-	125,000	123,802
Public Finance Authority - RBS Evolution LLC WI†	10.00%	11/1/2038	NR	150,000	167,691
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%	2/15/2029	BBB	200,000	211,566
Total					1,048,144

Housing 4.10%
New Hampshire Business Finance Authority (cost $194,648)	4.375%	9/20/2036	BBB	194,648	196,196

Tax Revenue 11.95%
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2039	NR	200,000	208,163
Public Finance Authority - Southeast Overtown Park West Community Redevelopment Agency WI†	5.00%	6/1/2041	NR	100,000	101,458
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR	109,000	108,414

2	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2024

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%		7/1/2040	NR		$54,000	$53,709
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%		7/1/2034	NR		100,000	100,166
Total							571,910

Tobacco 6.12%
Buckeye Tobacco Settlement Financing Authority OH	5.00%		6/1/2055	NR		200,000	185,492
Nassau County Tobacco Settlement Corp. NY	5.25%		6/1/2026	CCC+		12,068	11,892
Tobacco Settlement Financing Corp. VA	5.00%		6/1/2047	B-		100,000	95,537
Total							292,921

Transportation 8.90%
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2035	BB+	(c)	10,000	10,334
Central Texas Turnpike System	5.00%		8/15/2042	A-		100,000	100,461
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%		6/30/2041	Baa3		200,000	216,517
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%		6/30/2037	Baa1		25,000	27,185
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo AMT	4.00%		1/1/2040	BBB		75,000	71,407
Total							425,904

Utilities 10.23%
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2052	Baa1		100,000	99,967
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-		100,000	98,480
Main Street Natural Gas, Inc. GA	5.00%	#(b)	12/1/2054	A3		100,000	106,591
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		4/1/2040	Baa2		90,000	82,656
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(b)	12/1/2038	BB-		100,000	101,642
Total							489,336
Total Investments in Securities 98.17% (cost $4,625,716)							4,696,712
Other Assets and Liabilities – Net 1.83%							87,558
Net Assets 100.00%							$4,784,270

See Notes to Financial Statements.	3

Schedule of Investments (concluded)

July 31, 2024

AMT	Income from the security may be subject to Alternative Minimum Tax.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2024, the total value of Rule 144A securities was $903,359, which represents 18.88% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at July 31, 2024.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$4,696,712	$–	$4,696,712
Total	$–	$4,696,712	$–	$4,696,712
(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2024

ASSETS:
Investments in securities, at cost	$4,625,716
Investments in securities, at fair value	$4,696,712
Cash	40,425
Receivables:
Interest	47,746
From advisor (See Note 3)	12,698
Capital shares sold	6,026
Prepaid expenses	10,404
Total assets	4,814,011
LIABILITIES:
Payables:
Capital shares reacquired	4,846
Trustees’ fees	12
Distributions payable	17,437
Accrued expenses	7,446
Total liabilities	29,741
NET ASSETS	$4,784,270
COMPOSITION OF NET ASSETS:
Paid-in capital	$4,713,914
Total distributable earnings (loss)	70,356
Net Assets	$4,784,270
Outstanding shares (unlimited number of authorized shares of beneficial interest):	469,859
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$10.18

See Notes to Financial Statements.	5

Statement of Operations

For the Period Ended July 31, 2024*

Investment income:
Interest and other	$47,355
Expenses:
Professional	30,413
Reports to shareholders	2,745
Registration	1,890
Shareholder servicing	523
Custody	400
Trustees’ fees	29
Other	1,646
Gross expenses	37,646
Fees waived and expenses reimbursed (See Note 3)	(37,646)
Net expenses	–
Net investment income	47,355
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(1,893)
Net change in unrealized appreciation/depreciation on investments	70,996
Net realized and unrealized gain (loss)	69,103
Net Increase in Net Assets Resulting From Operations	$116,458

*	For the period April 9, 2024, commencement of operations, to July 31, 2024.

6	See Notes to Financial Statements.

Statement of Changes in Net Assets

INCREASE IN NET ASSETS	For the Period Ended July 31, 2024*
Operations:
Net investment income	$47,355
Net realized gain (loss) on investments	(1,893)
Net change in unrealized appreciation/depreciation on investments	70,996
Net increase in net assets resulting from operations	116,458
Distributions to Shareholders
Distributions to shareholders:	(46,102)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	4,712,815
Reinvestment of distributions	7,774
Cost of shares reacquired	(6,675)
Net increase in net assets resulting from capital share transactions	4,713,914
Net increase in net assets	4,784,270
NET ASSETS:
Beginning of period	$–
End of period	$4,784,270

*	For the period April 9, 2024, commencement of operations, to July 31, 2024.

See Notes to Financial Statements.	7

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	Net investment income

LADS: Enhanced Municipal Yield Completion Fund
4/9/2024 to 7/31/2024(e)	$10.00	$0.13	$0.18	$0.31	$(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Not annualized.
(c)	Total return for the period 4/15/2024 through 7/31/2024 was 2.78%.
(d)	Annualized.
(e)	Commencement of operations was on 4/9/2024, SEC effective date and date shares first became available to the public was 4/15/2024.

8	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b)(c) (%)	Total expenses after waivers and/or reimburse- ments(d) (%)	Total expenses(d) (%)	Net investment income(d) (%)	Net assets, end of period (000)	Portfolio turnover rate(b) (%)

$10.18	3.09	0.00	3.40	4.27	$4,784	24

See Notes to Financial Statements.	9

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust consists of nine funds as of July 31, 2024. This report covers Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund (the “Fund”). The Fund is diversified within the meaning of the Act. The Fund commenced operations on April 9, 2024.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients. Lord, Abbett & Co. LLC (“Lord Abbett”) has an agreement with the managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation to the managed account.

The Fund’s investment objective is to seek a high level of income exempt from U.S. federal income tax.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and

10

Notes to Financial Statements (continued)

assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the period ended July 31, 2024. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets.

(f)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–The Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis. Payment and delivery may take place after a customary settlement period for that security.

(h)	Municipal Bonds Held in Trust–The Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which the Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in the Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for Trust certificates in the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included

11

Notes to Financial Statements (continued)

in the liability for Trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. For the period ended July 31, 2024, the Fund did not invest in TOBs.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund’s investment in TOB Residuals likely will adversely affect the Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund’s net asset value (“NAV”) per share. The carrying value of the Fund’s liability for Trust certificates approximates its fair value.

While the Fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund’s management believes that the Fund’s restrictions on borrowings do not apply to TOB transactions accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is

12

Notes to Financial Statements (continued)

determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing Fund’s investments as of July 31, 2024 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund does not pay a management fee to Lord Abbett under the management agreement between the Trust and Lord Abbett.

Lord Abbett has contractually agreed to waive all fees and to bear and/or reimburse all expenses of the Fund, but excluding acquired fund fees and expenses, brokerage fees and commissions and other portfolio transaction expenses, investment-related expenses including, but not limited to costs of borrowing money and other leveraging methods, interest-related expenses, taxes, governmental fees, expenses related to litigation and potential litigation, and extraordinary expenses. This agreement will continue in effect, unless sooner terminated by the Trust’s Board of Trustees, for so long as Lord Abbett serves as the investment adviser to the Fund pursuant to the management agreement between the Trust and Lord Abbett.

Other Related Parties

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

13

Notes to Financial Statements (continued)

The tax character of distributions paid during the period ended July 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
LADS: Enhanced Municipal Yield Completion Fund	$46,102	$ –	$ –	$ –	$46,102

As of July 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss)
LADS: Enhanced Municipal Yield Completion Fund	$17,449	$–	$–	$(1,786)	$72,142	$(17,449)	$70,356

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
LADS: Enhanced Municipal Yield Completion Fund	$(1,786)	$–	$(1,786)

As of July 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of premium amortization and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
LADS: Enhanced Municipal Yield Completion Fund	$4,624,570	$72,639	$(497)	$72,142

There were no permanent differences identified as of July 31, 2024.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the period ended July 31, 2024 were as follows:

Purchases	Sales
$5,495,684	$866,821

There were no purchases or sales of U.S. Government securities during the period ended July 31, 2024.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and

14

Notes to Financial Statements (continued)

a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. As of July 31, 2024, the Fund did not have assets or liabilities subject to the FASB disclosure requirements.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated amongst Lord Abbett-sponsored funds subject to the oversight of the Independent Trustees. There is an equity-based plan available to Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statement of Operations and in Trustees’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) are party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

The Participating Funds are also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

Effective August 1, 2024, the Fund was added to the Syndicated Facility and Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the period ended July 31, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

15

Notes to Financial Statements (continued)

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2024, the Fund did not have any securities on loan.

12.	INVESTMENT RISKS

The Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, the Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, the Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, the Fund’s investments may gain value.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to the Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

The Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

The Fund may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond, is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in

16

Notes to Financial Statements (concluded)

the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

The Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	For the period ended July 31, 2024(a)
	Shares	Amount
Shares sold	469,751	$4,712,815
Reinvestment of distributions	765	7,774
Shares reacquired	(657)	(6,675)
Increase	469,859	$4,713,914

(a)	For the period April 9, 2024, commencement of operations, to July 31, 2024.

17

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Lord Abbett Trust I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund (the “Fund”), one of the funds constituting Lord Abbett Trust I, as of July 31, 2024, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from April 9, 2024 (commencement of operations) through July 31, 2024, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations, the changes in its net assets, and the financial highlights for the period from April 9, 2024 (commencement of operations) through July 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP
New York, New York
September 23, 2024

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

18

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

At the initial organizational meeting for the Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund, the Board, including all of the Trustees who are not “interested persons” of the Trust or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether to approve the proposed management agreement between the Fund and Lord Abbett (the “Agreement”). The Board reviewed materials relating specifically to the Agreement prior to and during the meeting, and before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information. The Board also took into account its knowledge of Lord Abbett gained through its meetings and discussions.

The materials received by the Board as to the Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions regarding the expense ratios, contractual and estimated management fee rates, and other expense components for the Fund (estimated where appropriate for the Fund) and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics (the “expense peer group”); (2) information provided by Lord Abbett on the estimated expense ratios, management fee rates, and other expense components for the Fund; (3) information regarding the investment strategies and risks of the Fund; and (4) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services to be provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients and the differences in the nature of the services expected to be provided to the Fund and currently provided to other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to benefit from the nature, extent and quality of the investment services to be provided by Lord Abbett under the Agreement.

Investment Performance. Because the Fund had not yet begun operations, the Fund did not have any investment performance to review. The Board considered Lord Abbett’s performance and reputation generally and the performance of other Lord Abbett-managed funds overseen by the Board.

19

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel who are expected to provide investment management services to the Fund, in light of its investment objective and discipline, and other services to be provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services to be performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board noted that the Fund would only be available to separately managed account clients where Lord Abbett has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services. The Board considered the estimated expense level of the Fund and noted that the Fund would not pay a management or administrative fee to Lord Abbett. The Board also noted that Lord Abbett had agreed to waive fees and/or reimburse expenses of the Fund to the extent that expenses of the Fund (excluding certain items) would exceed an annual rate of 0.00% of the Fund’s average net assets.

Profitability. Because the Fund had not yet commenced operations, the Board was not able to consider the level of Lord Abbett’s profits in managing the Fund, although the Board understood that, given that the Fund would not pay Lord Abbett an advisory or administrative fee and that Lord Abbett was obligated to pay certain expenses of the Fund, the Fund would not be profitable to Lord Abbett based on revenues received from the Fund.

Economies of Scale. Although the Fund had not yet commenced operations, the Board understood that, given that the Fund would not pay Lord Abbett an advisory or administrative fee and that Lord Abbett was obligated to pay certain expenses of the Fund, the question of sharing of any economies of scale that might exist was not relevant.

Other Benefits to Lord Abbett. The Board considered the intangible benefits expected to be enjoyed by Lord Abbett by virtue of its relationship with the Fund, including direct or indirect compensation by separately managed account program sponsors. The Board also observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business could also benefit the Fund. The Board also took into consideration the investment research that Lord Abbett may receive as a result of client brokerage transactions.

Conclusion. After considering all of the relevant factors, the Board unanimously found that approval of the Agreement was in the best interests of the Fund and voted unanimously to approve the Agreement. In considering whether to approve the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

20

Tax Information (unaudited)

For foreign shareholders, the percentage below reflects the portion of ordinary income distributions paid during the period ended July 31, 2024 that is tax-exempt dividend income:

LADS: Enhanced Municipal Yield Completion Fund	100%

21

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Trust I

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Diversification Shares – Enhanced Municipal Yield Completion Fund	EMYC-2 (09/24)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT TRUST I

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 27, 2024

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: September 27, 2024